Prospectus

J.P. Morgan U.S. Equity Funds

Class A, Class B*, Class C & Select Class Shares

November 1, 2009

JPMorgan Dynamic Small Cap Growth Fund
Class/Ticker:  A/VSCOX; B/VSCBX; C/VSCCX; Select/JDSCX
JPMorgan Growth Advantage Fund
Class/Ticker: A/VHIAX; B/VHIBX; C/JGACX; Select/JGASX
JPMorgan Intrepid Mid Cap Fund
Class/Ticker: A/PECAX; B/ODMBX; C/ODMCX;
Select/WOOPX
JPMorgan Intrepid Multi Cap Fund
Class/Ticker: A/JICAX; C/JICCX; Select/JIISX
JPMorgan Market Expansion Index Fund
Class/Ticker: A/OMEAX; B/OMEBX; C/OMECX; Select/PGMIX
JPMorgan Mid Cap Equity Fund
Class/Ticker: A/JCMAX; C/JMCCX; Select/VSNGX
JPMorgan Mid Cap Growth Fund
(formerly JPMorgan Diversified Mid Cap Growth Fund)
Class/Ticker: A/OSGIX; B/OGOBX; C/OMGCX; Select/HLGEX
JPMorgan Mid Cap Value Fund
Class/Ticker: A/JAMCX; B/JBMCX; C/JCMVX; Select/JMVSX

JPMorgan Multi-Cap Market Neutral Fund
Class/Ticker:  A/OGNAX; B/OGNBX; C/OGNCX; Select/OGNIX
JPMorgan Small Cap Core Fund
Class/Ticker: Select/VSSCX
JPMorgan Small Cap Equity Fund**
Class/Ticker: A/VSEAX; B/VSEBX; C/JSECX; Select/VSEIX
JPMorgan Small Cap Growth Fund
Class/Ticker: A/PGSGX; B/OGFBX; C/OSGCX; Select/OGGFX
JPMorgan Small Cap Value Fund
Class/Ticker: A/PSOAX; B/PSOBX; C/OSVCX; Select/PSOPX
JPMorgan Strategic Small Cap Value Fund
Class/Ticker: A/JPMAX; C/JPMCX; Select/JPMSX
JPMorgan U.S. Small Company Fund
Class/Ticker: A/JTUAX; C/JTUCX; Select/JSCSX
JPMorgan Value Advantage Fund
Class/Ticker: A/JVAAX; C/JVACX; Select/JVASX

*	Class B Shares are no longer available for new purchases, as described in the section entitled “How to Do Business with the Funds — Purchasing Fund Shares.” Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other J.P. Morgan Funds.

**	Closed to new investors. Additional and new investments are permitted as described in the section entitled “How to Do Business with the Funds — Purchasing Fund Shares — What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?”

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summaries:
JPMorgan Dynamic Small Cap Growth Fund	1
JPMorgan Growth Advantage Fund	5
JPMorgan Intrepid Mid Cap Fund	9
JPMorgan Intrepid Multi Cap Fund	13
JPMorgan Market Expansion Index Fund	17
JPMorgan Mid Cap Equity Fund	21
JPMorgan Mid Cap Growth Fund	25
JPMorgan Mid Cap Value Fund	29
JPMorgan Multi-Cap Market Neutral Fund	33
JPMorgan Small Cap Core Fund	37
JPMorgan Small Cap Equity Fund	40
JPMorgan Small Cap Growth Fund	44
JPMorgan Small Cap Value Fund	48
JPMorgan Strategic Small Cap Value Fund	52
JPMorgan U.S. Small Company Fund	56
JPMorgan Value Advantage Fund	60
More About the Funds	64
Additional Information About the Funds’ Investment Strategies	64
Investment Risks	65
Cash Positions	67
The Funds’ Management and Administration	68
How to Do Business with the Funds	71
Purchasing Fund Shares	71
Sales Charges	76
Rule 12b-1 Fees	81
Networking and Sub-Transfer Agency Fees	81
Exchanging Fund Shares	81
Redeeming Fund Shares	82
Shareholder Information	85
Distributions and Taxes	85
Shareholder Statements and Reports	86
Availability of Proxy Voting Record	86
Portfolio Holdings Disclosure	86
Risk and Reward Elements for the Funds	87
Financial Highlights	94
Legal Proceedings and Additional Fee and Expense Information	120
How to Reach Us	Back cover

JPMorgan Dynamic Small Cap Growth Fund

Class/Ticker:
A/VSCOX; B/VSCBX; C/VSCCX; Select/JDSCX

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

Fees and Expenses for Class A, Class B, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	5.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	1.01	1.00	1.01	1.02
Total Other Expenses	1.26	1.25	1.26	1.27
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses1	2.17	2.66	2.67	1.93
Fee Waivers and Expense Reimbursements[1]	(0.66)	(0.53)	(0.54)	(0.82)
Net Expenses[1]	1.51	2.13	2.13	1.11

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50%, 2.12%, 2.12% and 1.10%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2009   1

JPMorgan Dynamic Small Cap Growth Fund (continued)

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	671	1,108	1,571	2,848
CLASS B SHARES ($)	716	1,076	1,563	2,835
CLASS C SHARES ($)	316	778	1,367	2,963
SELECT CLASS SHARES ($)	113	527	966	2,187

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	671	1,108	1,571	2,848
CLASS B SHARES ($)	216	776	1,363	2,835
CLASS C SHARES ($)	216	778	1,367	2,963
SELECT CLASS SHARES ($)	113	527	966	2,187

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 83% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index and/or with market capitalizations of less than $3.5 billion at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 2000 Growth Index ranged from $14 million to $3.6 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the Fund’s adviser seeks to outperform the Fund’s benchmark while maintaining a moderate risk profile. The adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s

2   J.P. MORGAN U.S. EQUITY FUNDS

original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000® Growth Index and Lipper Small-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 1999	24.00%
Worst Quarter	4th quarter, 2008	–26.98%

The Fund’s year-to-date total return through 9/30/09 was 23.63%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	(46.67)%	(4.27)%	0.66%
Return After Taxes on Distributions	(46.67)	(5.31)	(0.27)
Return After Taxes on Distributions and Sale of Fund Shares	(30.33)	(3.57)	0.47

CLASS B SHARES Return Before Taxes	(49.11)	(4.30)	0.69

CLASS C SHARES Return Before Taxes	(45.09)	(3.82)	0.56

SELECT CLASS SHARES*
Return Before Taxes	(43.54)	(2.86)	1.58

RUSSELL 2000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(38.54)	(2.35)	(0.76)

LIPPER SMALL-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	(42.62)	(4.06)	0.92

After-tax returns are shown for only the Class A Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not

NOVEMBER 1, 2009   3

JPMorgan Dynamic Small Cap Growth Fund (continued)

relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	Historical performance shown for the Select Class Shares prior to their inception on 4/5/99 is based on the performance of the Fund’s Class A Shares. The actual returns of Select Class Shares would have been different than those shown because Select Class Shares have different expenses than Class A Shares.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2004	Managing Director
Eytan Shapiro	2004	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Growth Advantage Fund

Class/Ticker:

A/VHIAX; B/VHIBX; C/JGACX; Select/JGASX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses for Class A, Class B, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	5.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.27	0.27	0.26	0.27
Total Other Expenses	0.52	0.52	0.51	0.52
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.43	1.93	1.92	1.18
Fee Waivers and Expense Reimbursements[1]	(0.07)	NONE	NONE	(0.07)
Net Expenses[1]	1.36	1.93	1.92	1.11

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.35%, 2.05%, 2.05% and 1.10%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2009   5

JPMorgan Growth Advantage Fund (continued)

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	656	947	1,259	2,142
CLASS B SHARES ($)	696	906	1,242	2,124
CLASS C SHARES ($)	295	603	1,037	2,243
SELECT CLASS SHARES ($)	113	368	642	1,426

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	656	947	1,259	2,142
CLASS B SHARES ($)	196	606	1,042	2,124
CLASS C SHARES ($)	195	603	1,037	2,243
SELECT CLASS SHARES ($)	113	368	642	1,426

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 119% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund will invest primarily in common stocks of companies across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: The Fund invests in companies that the adviser believes have strong earnings growth potential. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The advisor may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Smaller Cap Company Risk.  Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller cap companies (mid cap and small cap companies). Smaller companies may be more volatile and vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

6   J.P. MORGAN U.S. EQUITY FUNDS

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns over the past one year, five years, and the life of the Fund. It compares that performance to the Russell 3000® Growth Index and the Lipper Multi-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 2001	18.50%
Worst Quarter	4th quarter, 2000	–42.32%

The Fund’s year-to-date total return through 9/30/09 was 26.76%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Life of Fund (since 10/29/99)
CLASS A SHARES
Return Before Taxes	(44.99)%	0.35%	(7.06)%
Return After Taxes on Distributions	(44.99)	0.35	(7.11)
Return After Taxes on Distributions and Sale of Fund Shares	(29.24)	0.29	(5.69)

CLASS B SHARES
Return Before Taxes	(47.19)	0.39	(7.08)

CLASS C SHARES
Return Before Taxes	(43.26)	0.78	(7.14)

SELECT CLASS SHARES
Return Before Taxes	(41.78)	1.58	(6.44)

RUSSELL 3000® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(38.44)	(3.33)	(5.74)

LIPPER MULTI-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	(42.44)	(2.95)	(4.29)

After-tax returns are shown for only the Class A Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and

NOVEMBER 1, 2009   7

JPMorgan Growth Advantage Fund (continued)

do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	As of 8/17/05, the Fund changed its name, investment objective, certain investment policies and benchmark. Prior to that time, the Fund operated as JPMorgan Mid Cap Growth Fund. In view of these changes, the Fund’s performance record prior to 8/17/05 might be less pertinent for investors considering whether to purchase shares of the Fund. Historical performance shown for Class C Shares prior to their inception on 5/1/06 is based on the performance of the Class B Shares, whose expenses are substantially similar to those of Class C Shares. Historical performance shown for Select Class Shares prior to their inception on 5/1/06 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Select Class Shares would have been different than shown because Select Class Shares have different expenses than Class A Shares. The performance for the Class A and Class B Shares before 3/23/01 is based on the performance of the Class A and Class B Shares of the Fund’s predecessor, H&Q IPO & Emerging Company Fund, a series of Hambrecht & Quist Fund Trust, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization on that date. The predecessor’s Class A and Class B expenses were substantially similar to those of Class A and Class B of the Fund.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2002	Managing Director
Timothy Parton	2002	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

8   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Mid Cap Fund

Class/Ticker:
A/PECAX; B/ODMBX; C/ODMCX; Select/WOOPX

What is the goal of the Fund?

The Fund seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

Fees and Expenses for Class A, Class B, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	5.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.40	0.39	0.40	0.40
Total Other Expenses	0.65	0.64	0.65	0.65
Total Annual Fund Operating Expenses	1.55	2.04	2.05	1.30
Fee Waivers and Expense Reimbursements[1]	(0.31)	(0.05)	(0.06)	(0.31)
Net Expenses[1]	1.24	1.99	1.99	0.99

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.24%, 1.99%, 1.99% and 0.99%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2009   9

JPMorgan Intrepid Mid Cap Fund (continued)

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	960	1,298	2,249
CLASS B SHARES ($)	702	935	1,294	2,239
CLASS C SHARES ($)	302	637	1,098	2,375
SELECT CLASS SHARES ($)	101	382	683	1,541

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	960	1,298	2,249
CLASS B SHARES ($)	202	635	1,094	2,239
CLASS C SHARES ($)	202	637	1,098	2,375
SELECT CLASS SHARES ($)	101	382	683	1,541

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 64% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s Assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid cap companies. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell Midcap Index ranged from $360 million to $15.4 billion. In implementing its main strategies, the Fund invests primarily in common stocks of mid cap companies.

The Fund invests primarily in a broad portfolio of common stocks of companies within the Russell Midcap Index that the adviser believes have characteristics such as attractive valuations and other attributes that the adviser believes should lead to relative outperformance.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria listed above or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby

10   J.P. MORGAN U.S. EQUITY FUNDS

causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years of the Fund. It compares that performance to the Russell Midcap® Index and the Lipper Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 2001	17.25%
Worst Quarter	4th quarter, 2008	–23.42%

The Fund’s year-to-date total return through 9/30/09 was 26.92%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(39.43)%	(0.89)%	2.67%
Return After Taxes on Distributions	(39.74)	(2.94)	0.67
Return After Taxes on Distributions and Sale of Fund Shares	(25.19)	(0.52)	2.08

CLASS A SHARES
Return Before Taxes	(42.72)	(2.18)	1.88

CLASS B SHARES
Return Before Taxes	(44.94)	(2.19)	1.84

CLASS C SHARES
Return Before Taxes	(40.91)	(1.73)	1.72

RUSSELL MIDCAP® INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(41.46)	(0.71)	3.19

LIPPER MID-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	(38.53)	(1.29)	3.20

After-tax returns are shown for only the Select Class Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	The performance for periods prior 3/22/99 reflects the performance of the Pegasus Mid Cap Opportunity Fund. Historical performance shown for Class C Shares prior to their inception on 3/22/99 is based on the performance of Select Class Shares, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

NOVEMBER 1, 2009   11

JPMorgan Intrepid Mid Cap Fund (continued)

Portfolio Management

JPMorgan Investment Advisors Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Dennis Ruhl	2008	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

12   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Multi Cap Fund

Class/Ticker:
A/JICAX; C/JICCX; Select/JIISX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses for Class A, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, Shown as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.45	1.42	1.27
Total Other Expenses	1.70	1.67	1.52
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	2.61	3.08	2.18
Fee Waivers and Expense Reimbursements[1]	(1.35)	(1.32)	(1.17)
Net Expenses[1]	1.26	1.76	1.01

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2009   13

JPMorgan Intrepid Multi Cap Fund (continued)

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	1,172	1,723	3,219
CLASS C SHARES ($)	279	827	1,500	3,300
SELECT CLASS SHARES ($)	103	569	1,062	2,421

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	1,172	1,723	3,219
CLASS C SHARES ($)	179	827	1,500	3,300
SELECT CLASS SHARES ($)	103	569	1,062	2,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 105% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity investments across all market capitalizations. The Fund will generally invest in companies with a market capitalization of $500 million or greater at the time of purchase. In implementing its main strategies, the Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 3000 Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Smaller Cap Company Risk.  Although the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests in smaller companies (mid cap and small cap companies). Smaller companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital

14   J.P. MORGAN U.S. EQUITY FUNDS

gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the Russell 3000® Index and the Lipper Multi-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 2004	10.85%
Worst Quarter	4th quarter, 2008	–24.34%

The Fund’s year-to-date total return through 9/30/09 was 22.50%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Life of Fund[1] (since 2/28/03)
SELECT CLASS SHARES
Return Before Taxes	(41.96)%	(3.15)%	3.10%
Return After Taxes on Distributions	(42.04)	(4.11)	2.05
Return After Taxes on Distributions and Sale of Fund Shares	(27.18)	(2.48)	2.75

CLASS A SHARES
Return Before Taxes	(45.14)	(4.37)	1.99

CLASS C SHARES
Return Before Taxes	(43.40)	(3.71)	2.59

RUSSELL 3000® INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(1.95)	3.72

LIPPER MULTI-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	(39.45)	(2.29)	3.33

After-tax returns are shown for only the Select Class Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	As of 4/10/06, the Fund changed its name and certain investment policies. Prior to that time, the Fund operated as JPMorgan Intrepid Contrarian Fund. In view of these changes, the Fund’s performance record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund. Historical performance shown for Class A and Class C Shares prior to their inception on 2/19/05 is based on the performance of the Select Class Shares of the Fund. The actual returns of Class A Shares and Class C Shares would have been lower than the returns shown because Class A and Class C Shares have higher expense ratios.

1	Subsequent to the inception of the Fund, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

NOVEMBER 1, 2009   15

JPMorgan Intrepid Multi Cap Fund (continued)

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Robert Weller	2004	Vice President
Jason Alonzo	2005	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

16   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Market Expansion Index Fund

Class/Ticker:
A/OMEAX; B/OMEBX; C/OMECX; Select/PGMIX

What is the goal of the Fund?

The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).1

1	“S&P SmallCap 600” and “S&P MidCap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

Fees and Expenses for Class A, Class B, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	5.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Select Class
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.26	0.25	0.25	0.26
Total Other Expenses	0.51	0.50	0.50	0.51
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.02	1.51	1.51	0.77
Fee Waivers and Expense Reimbursements[1]	(0.19)	NONE	NONE	(0.19)
Net Expenses[1]	0.83	1.51	1.51	0.58

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.82%, 1.57%, 1.57% and 0.57%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2009   17

JPMorgan Market Expansion Index Fund (continued)

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	605	815	1,041	1,691
CLASS B SHARES ($)	654	777	1,024	1,669
CLASS C SHARES ($)	254	477	824	1,802
SELECT CLASS SHARES ($)	59	227	409	936

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	605	815	1,041	1,691
CLASS B SHARES ($)	154	477	824	1,669
CLASS C SHARES ($)	154	477	824	1,802
SELECT CLASS SHARES ($)	59	227	409	936

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 70% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indexes. Because the Fund uses an enhanced index strategy, not all of the stocks in the indexes are included in the Fund and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the indexes. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indexes in order to closely replicate the performance of the combined indexes. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indexes of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: Because the Fund uses an enhanced index strategy, the adviser uses a quantitative process to select the Fund’s portfolio securities. This process overweights inexpensive stocks with improving fundamental characteristics and underweights expensive stocks that have deteriorating fundamental characteristics. A previously attractive stock is pared back or sold when the combined perspective on valuation and fundamentals is no longer favorable.

The Fund’s Main Investment Risks

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Index Investing Risk.  The Fund attempts to track the performance of a market capitalization-weighted combination of the S&P Small Cap 600 and the S&P MidCap 400. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also the risk that the Fund’s performance may not correlate with the performance of the index.

Smaller Cap Company Risk.  Investments in mid cap and small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments

18   J.P. MORGAN U.S. EQUITY FUNDS

and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the S&P 1000 Index and the Lipper Mid-Cap Core Funds Index and Lipper Small-Cap Core Funds Index, both of which are indexes based on the total returns of certain small cap and mid cap mutual funds as determined by Lipper. The Fund’s Lipper Index changed to the Lipper Small-Cap Core Funds Index because Lipper recategorized the Fund. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS*

Best Quarter	2nd quarter, 2003	18.44%
Worst Quarter	4th quarter, 2008	–25.97%

The Fund’s year-to-date total return through 9/30/09 was 27.70%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(35.45)%	(0.04)%	4.16%
Return After Taxes on Distributions	(36.06)	(1.46)	2.43
Return After Taxes on Distributions and Sale of Fund Shares	(22.34)	0.14	3.24

CLASS A SHARES
Return Before Taxes	(39.02)	(1.39)	3.33

CLASS B SHARES
Return Before Taxes	(41.07)	(1.44)	3.45

CLASS C SHARES
Return Before Taxes	(37.06)	(1.01)	3.13

S&P 1000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(34.67)	0.19	4.69

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(35.59)	(1.01)	4.06

LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(38.53)	(1.29)	3.20

After-tax returns are shown for only the Select Class Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOVEMBER 1, 2009   19

JPMorgan Market Expansion Index Fund (continued)

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	The Fund commenced operations on 7/31/98. The performance prior to 3/22/99 reflects the performance of the Pegasus Market Expansion Index Fund before it was consolidated with the Fund. Historical performance shown for Class C prior to its inception on 3/22/99 is based on the performance of Class B, one of the original classes offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between the classes.

Portfolio Management

JPMorgan Investment Advisors Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Bala Iyer	2000	Managing Director
Michael Loeffler	2004	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

20   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Equity Fund

Class/Ticker:
A/JCMAX; C/JMCCX; Select/VSNGX

What is the goal of the Fund?

The Fund’s objective is long-term capital growth.

Fees and Expenses for Class A, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, Shown as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.30	0.30	0.30
Total Other Expenses	0.55	0.55	0.55
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses[2]	1.46	1.96	1.21
Fee Waivers and Expense Reimbursements[2]	(0.20)	(0.20)	(0.20)
Net Expenses[2]	1.26	1.76	1.01

1	“Remainder of Other Expenses” for Class A and Class C Shares are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2009   21

JPMorgan Mid Cap Equity Fund (continued)

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	944	1,263	2,163
CLASS C SHARES ($)	279	596	1,039	2,269
SELECT CLASS SHARES ($)	103	364	646	1,448

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	944	1,263	2,163
CLASS C SHARES ($)	179	596	1,039	2,269
SELECT CLASS SHARES ($)	103	364	646	1,448

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 107% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations equal to those within the universe of the Russell Midcap® Index securities at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell Midcap Index ranged from $360 million to $15.4 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser, JPMIM, employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. We focus on mid-sized companies with increasing market share, strong earnings prospects and sustainable free cash flows as compared to their competitors. We also look for dominant franchises with predictable business models deemed capable of achieving sustained growth and undervalued companies with the potential to grow their intrinsic value per share.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital

22   J.P. MORGAN U.S. EQUITY FUNDS

gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. Because Class A and Class C Shares have not commenced operations as of the date of this prospectus, no performance is shown for Class A and Class C Shares. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap® Index and the Lipper Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	4th quarter, 1999	18.25%
Worst Quarter	4th quarter, 2008	–24.38%

The Fund’s year-to-date total return through 9/30/09 was 25.97%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(38.51)%	0.18%	4.77%
Return After Taxes on Distributions	(39.19)	(1.75)	2.54
Return After Taxes on Distributions and Sale of Fund Shares	(24.15)	0.29	3.67

RUSSELL MIDCAP® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(41.46)	(0.71)	3.19

LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(38.53)	(1.29)	3.20

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

NOVEMBER 1, 2009   23

JPMorgan Mid Cap Equity Fund (continued)

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Jonathan Simon	2002	Managing Director
Christopher Jones	2002	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

24   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Growth Fund
        (formerly JPMorgan Diversified Mid Cap Growth Fund)

Class/Ticker:
A/OSGIX; B/OGOBX; C/OMGCX; Select/HLGEX

What is the goal of the Fund?

The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

Fees and Expenses for Class A, Class B, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	5.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.41	0.38	0.39	0.40
Total Other Expenses	0.66	0.63	0.64	0.65
Total Annual Fund Operating Expenses	1.56	2.03	2.04	1.30
Fee Waivers and Expense Reimbursements[1]	(0.32)	(0.26)	(0.27)	(0.37)
Net Expenses[1]	1.24	1.77	1.77	0.93

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.24%, 1.77%, 1.77% and 0.93%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2009   25

JPMorgan Mid Cap Growth Fund (continued)

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	962	1,302	2,258
CLASS B SHARES ($)	680	912	1,269	2,217
CLASS C SHARES ($)	280	614	1,073	2,347
SELECT CLASS SHARES ($)	95	376	677	1,535

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	962	1,302	2,258
CLASS B SHARES ($)	180	612	1,069	2,217
CLASS C SHARES ($)	180	614	1,073	2,347
SELECT CLASS SHARES ($)	95	376	677	1,535

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 96% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. In implementing its main strategies, the Fund invests primarily in common stocks of mid cap companies which the Fund’s adviser believes are capable of achieving sustained growth. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell Midcap Growth Index ranged from $360 million to $15.4 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.   Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s

26   J.P. MORGAN U.S. EQUITY FUNDS

original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap® Growth Index and the Lipper Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	4th quarter, 1999	28.45%
Worst Quarter	4th quarter, 2008	–27.10%

The Fund’s year-to-date total return through 9/30/09 was 33.07%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(43.77)%	(1.70)%	1.26%
Return After Taxes on Distributions	(44.02)	(3.09)	(0.25)
Return After Taxes on Distributions and Sale of Fund Shares	(28.13)	(1.15)	0.94

CLASS A SHARES Return Before Taxes	(46.90)	(3.02)	0.45

CLASS B SHARES Return Before Taxes	(49.29)	(3.05)	0.42

CLASS C SHARES
Return Before Taxes	(45.29)	(2.60)	0.31

RUSSELL MIDCAP® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(44.32)	(2.33)	(0.19)

LIPPER MID-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	(44.04)	(1.18)	0.49

After-tax returns are shown for only the Select Class Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

NOVEMBER 1, 2009   27

JPMorgan Mid Cap Growth Fund (continued)

Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

JPMorgan Investment Advisors Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2004	Managing Director
Timothy Parton	2004	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

28   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Value Fund

Class/Ticker:
A/JAMCX; B/JBMCX; C/JCMVX; Select/JMVSX

What is the goal of the Fund?

The Fund seeks growth from capital appreciation.

Fees and Expenses for Class A, Class B, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	5.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.27	0.27	0.27	0.28
Total Other Expenses	0.52	0.52	0.52	0.53
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.43	1.93	1.93	1.19
Fee Waivers and Expense Reimbursements[1]	(0.18)	(0.17)	(0.17)	(0.19)
Net Expenses[1]	1.25	1.76	1.76	1.00

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.24%, 1.75%, 1.75%, and 0.99%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2009   29

JPMorgan Mid Cap Value Fund (continued)

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	937	1,249	2,133
CLASS B SHARES ($)	679	890	1,226	2,110
CLASS C SHARES ($)	279	590	1,026	2,240
SELECT CLASS SHARES ($)	102	359	636	1,426

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	937	1,249	2,133
CLASS B SHARES ($)	179	590	1,026	2,110
CLASS C SHARES ($)	179	590	1,026	2,240
SELECT CLASS SHARES ($)	102	359	636	1,426

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 47% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations between $1 billion to $15 billion at the time of purchase. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, low business cyclicality, high returns on invested capital and strong experienced management.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.   Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks

30   J.P. MORGAN U.S. EQUITY FUNDS

as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap® Value Index and the Lipper Mid-Cap Value Funds Index and Lipper Mid-Cap Core Funds Index, both of which are indexes based on the total returns of certain mid cap mutual funds as determined by Lipper. The Fund’s Lipper Index changed to the Lipper Mid-Cap Core Funds Index because Lipper recategorized the Fund. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS*

Best Quarter	2nd quarter, 1999	17.94%
Worst Quarter	4th quarter, 2008	–21.70%

The Fund’s year-to-date total return through 9/30/09 was 19.41%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	(36.75)%	(0.20)%	8.35%
Return After Taxes on Distributions	(37.21)	(0.99)	6.49
Return After Taxes on Distributions and Sale of Fund Shares	(23.30)	(0.09)	6.41

CLASS B SHARES Return Before Taxes	(38.57)	(0.04)	8.44

CLASS C SHARES Return Before Taxes	(34.57)	0.35	8.46

SELECT CLASS SHARES
Return Before Taxes	(33.06)	1.15	9.17

RUSSELL MIDCAP® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(38.44)	0.33	4.44

LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(38.53)	(1.29)	3.20

LIPPER MID-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	(39.71)	(1.24)	3.95

NOVEMBER 1, 2009   31

JPMorgan Mid Cap Value Fund (continued)

After-tax returns are shown for only the Class A Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	Historical performance shown for Class A, Class B and Class C Shares prior to their inception on 4/30/01 and for the Select Class Shares prior to their inception on 10/31/01 is based on the performance of the Fund’s Institutional Class Shares, which invest in the same portfolio of securities but whose shares are not being offered in this prospectus. During these periods the actual returns of Class A, Class B, Class C and Select Class Shares would have been lower than shown because Class A, Class B, Class C and Select Class Shares have higher expenses than Institutional Class Shares.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Jonathan Simon	1997	Managing Director
Lawrence Playford	2004	Vice President
Gloria Fu	2006	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

32   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Multi-Cap Market Neutral Fund

Class/Ticker:

A/OGNAX; B/OGNBX; C/OGNCX; Select/OGNIX

What is the goal of the Fund?

The Fund seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

Fees and Expenses for Class A, Class B, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25	0.25
Dividend Expenses on Short Sales	1.34	1.34	1.34	1.34
Remainder of Other Expenses	0.20	0.20	0.20	0.20
Total Other Expenses	1.79	1.79	1.79	1.79
Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses[1]	3.31	3.81	3.81	3.06
Fee Waivers and Expense Reimbursements[1]	(0.20)	NONE	NONE	(0.20)
Net Expenses[1]	3.11	3.81	3.81	2.86

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.75%, 2.50%, 2.50% and 1.50% respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

NOVEMBER 1, 2009   33

JPMorgan Multi-Cap Market Neutral Fund (continued)

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	822	1,472	2,145	3,927
CLASS B SHARES ($)	883	1,464	2,162	3,937
CLASS C SHARES ($)	483	1,164	1,962	4,045
SELECT CLASS SHARES ($)	289	926	1,589	3,360

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	822	1,472	2,145	3,927
CLASS B SHARES ($)	383	1,164	1,962	3,937
CLASS C SHARES ($)	383	1,164	1,962	4,045
SELECT CLASS SHARES ($)	289	926	1,589	3,360

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 175% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund attempts to neutralize exposure to general domestic market risk by primarily investing in common stocks that the Fund’s adviser considers to be attractive and ‘short selling’ stocks that the adviser considers to be unattractive. The Fund uses a multi-style approach, meaning that it may invest across different industries, sectors and capitalization levels targeting both value- and growth-oriented domestic companies. The Fund intends to maintain approximately equal value exposure in its long and short positions in order to offset the effects on its performance resulting from general domestic stock market movements or sector swings. By using this strategy, the Fund seeks to generate returns independent of the direction of the stock market.

When the Fund makes a short sale, the Fund borrows the security in order to settle the sale and buys the security at a later date to return to the lender. The Fund must maintain collateral at least equal to the current market value of the security sold short.

Investment Process: In determining whether a stock is attractive or unattractive, the adviser uses a proprietary stock selection model that collects quantitative and fundamental investment data designed to evaluate the relative attractiveness of stocks. The stock selection model considers valuation factors such as discounted cash flows and price-to-book values, as well as account data concerning an issuer’s fundamentals. The Fund seeks to enhance return by purchasing long positions in stocks that are ranked the highest by the model and selling short stocks that are ranked the lowest.

The Fund’s strategy is to be sector neutral meaning that both the long and short positions will have approximately the same weight in the market sectors in which the Fund invests. However, the stock selection model may result in the Fund’s long and short positions being overweighted in different industries within a sector.

The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Strategy Risk.  There is no guarantee that the use of long and short positions will succeed in limiting a Fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities

34   J.P. MORGAN U.S. EQUITY FUNDS

sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Smaller Cap Company Risk.  Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). Smaller cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. It compares that performance to the BofA Merrill Lynch 3-Month US Treasury Bill Index and the Lipper Equity Market Neutral Funds Average, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

An investment in the Fund is different from an investment in 3-month U.S. Treasury bills because, among other things, Treasury bills are backed by the full faith and credit of the U.S. Government. Treasury bills have a fixed rate of return, investors in Treasury bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury bills.

   YEAR-BY-YEAR RETURNS

Best Quarter	1st quarter, 2005	3.69%
Worst Quarter	4th quarter, 2007	–2.56%
	3rd quarter, 2007	–2.56%

The Fund’s year-to-date total return through 9/30/09 was 0.10%.

NOVEMBER 1, 2009   35

JPMorgan Multi-Cap Market Neutral Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Past 5 Years	Life of Fund (since 5/23/03)
SELECT CLASS SHARES
Return Before Taxes	(0.18)%	2.62%	2.92%
Return After Taxes on Distributions	(0.28)	1.83	2.21
Return After Taxes on Distributions and Sale of Fund Shares	0.01	1.89	2.19

CLASS A SHARES
Return Before Taxes	(5.53)	1.29	1.70

CLASS B SHARES
Return Before Taxes	(6.12)	1.23	1.74

CLASS C SHARES
Return Before Taxes	(2.13)	1.62	1.92

BOFA MERRILL LYNCH 3-MONTH US TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	2.06	3.25	3.03

LIPPER EQUITY MARKET NEUTRAL FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(6.55)	1.18	1.24

After-tax returns are shown for only the Select Class Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

JPMorgan Investment Advisors Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Bala Iyer	2003	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

36   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Core Fund

Class/Ticker:
Select/VSSCX

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

Fees and Expenses for Select Class Shares of the Fund

The expenses of the Select Class Shares (including acquired fund fees and expenses) before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.20
Total Other Expenses	0.45
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	1.11
Fee Waivers and Expense Reimbursements[1]	(0.10)
Net Expenses[1]	1.01

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00% of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
SELECT CLASS SHARES ($)	103	343	602	1,343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 42% of the average value of its portfolio.

NOVEMBER 1, 2009   37

JPMorgan Small Cap Core Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Index at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 2000 Index ranged from $14 million to $3.6 billion. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000 Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: The Fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Fund, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell 2000® Index and Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

38   J.P. MORGAN U.S. EQUITY FUNDS

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2003	15.92%
Worst Quarter	4th quarter, 2008	–26.24%

The Fund’s year-to-date total return through 9/30/09 was 18.60%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(31.86)%	(1.09)%	0.92%
Return After Taxes on Distributions	(32.91)	(2.93)	(0.77)
Return After Taxes on Distributions and Sale of Fund Shares	(19.45)	(0.78)	0.60

RUSSELL 2000® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(33.79)	(0.93)	3.02

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(35.59)	(1.01)	4.06

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2004	Managing Director
Dennis Ruhl	2004	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   39

JPMorgan Small Cap Equity Fund

Class/Ticker:
A/VSEAX; B/VSEBX; C/JSECX; Select/VSEIX

Currently, the Fund is publicly offered on a limited basis. (See “Purchasing Fund Shares — What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?” in the prospectus for more information.)

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

Fees and Expenses for Class A, Class B, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	5.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.29	0.29	0.29	0.29
Total Other Expenses	0.54	0.54	0.54	0.54
Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses[1]	1.46	1.96	1.96	1.21
Fee Waivers and Expense Reimbursements[1]	(0.06)	NONE	NONE	(0.19)
Net Expenses[1]	1.40	1.96	1.96	1.02

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.38%, 2.12%, 2.12%, and 1.00%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

40   J.P. MORGAN U.S. EQUITY FUNDS

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	660	957	1,275	2,175
CLASS B SHARES ($)	699	915	1,257	2,156
CLASS C SHARES ($)	299	615	1,057	2,285
SELECT CLASS SHARES ($)	104	365	647	1,449

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	660	957	1,275	2,175
CLASS B SHARES ($)	199	615	1,057	2,156
CLASS C SHARES ($)	199	615	1,057	2,285
SELECT CLASS SHARES ($)	104	365	647	1,449

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 45% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 2000 Index ranged from $14 million to $3.6 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up investment process. The adviser seeks to invest in companies with leading competitive advantages, predictable and durable business models and sustainable free cash flow generation with management committed to increasing intrinsic value.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

NOVEMBER 1, 2009   41

JPMorgan Small Cap Equity Fund (continued)

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000® Index and the Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS*

Best Quarter	2nd quarter, 2003	16.12%
Worst Quarter	4th quarter, 2008	–18.88%

The Fund’s year-to-date total return through 9/30/09 was 28.92%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	(31.09)%	3.65%	5.09%
Return After Taxes on Distributions	(31.09)	2.38	3.82
Return After Taxes on Distributions and Sale of Fund Shares	(20.21)	3.08	4.10

CLASS B SHARES Return Before Taxes	(32.63)	3.88	5.08

CLASS C SHARES* Return Before Taxes	(28.63)	4.21	4.97

SELECT CLASS SHARES
Return Before Taxes	(27.05)	5.21	6.16

RUSSELL 2000® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(33.79)	(0.93)	3.02

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(35.59)	(1.01)	4.06

After-tax returns are shown for only the Class A Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	Historical performance shown for Class C Shares prior to their inception on 2/19/05 is based on the performance of Class B Shares of the Fund, whose expenses are substantially similar to those of Class C Shares.

42   J.P. MORGAN U.S. EQUITY FUNDS

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Glenn Gawronski	2004	Managing Director
Don San Jose	2007	Vice President

Purchase and Sale of Fund Shares

Shares of the Fund are no longer generally available to new purchasers. Existing shareholders can still reinvest their dividends and exchange into the Fund from other J.P. Morgan Funds. In addition, certain group retirement plans, discretionary wrap programs and health savings account programs can continue to purchase shares as described in “Purchasing Fund Shares-What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?” of the prospectus.

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   43

JPMorgan Small Cap Growth Fund

Class/Ticker:
A/PGSGX; B/OGFBX; C/OSGCX; Select/OGGFX

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

Fees and Expenses for Class A, Class B, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE (under $1 million)	5.00%	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.43	0.41	0.42	0.40
Total Other Expenses	0.68	0.66	0.67	0.65
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.59	2.07	2.08	1.31
Fee Waivers and Expense Reimbursements[1]	(0.33)	(0.19)	(0.20)	(0.30)
Net Expenses[1]	1.26	1.88	1.88	1.01

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.87%, 1.87% and 1.00%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

44   J.P. MORGAN U.S. EQUITY FUNDS

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	970	1,316	2,289
CLASS B SHARES ($)	691	930	1,296	2,262
CLASS C SHARES ($)	291	633	1,100	2,395
SELECT CLASS SHARES ($)	103	386	689	1,553

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	970	1,316	2,289
CLASS B SHARES ($)	191	630	1,096	2,262
CLASS C SHARES ($)	191	633	1,100	2,395
SELECT CLASS SHARES ($)	103	386	689	1,553

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 83% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s assets will be invested in the securities of small capitalization companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 2000 Growth Index ranged from $14 million to $3.6 billion. In implementing its main strategies, the Fund will invest primarily in common stocks. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s

NOVEMBER 1, 2009   45

JPMorgan Small Cap Growth Fund (continued)

original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000® Growth Index and Lipper Small-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	4th quarter, 2001	17.35%
Worst Quarter	4th quarter, 2008	–25.95%

The Fund’s year-to-date total return through 9/30/09 was 32.06%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	(46.25)%	(2.14)%	1.96%
Return After Taxes on Distributions	(46.25)	(3.90)	0.49
Return After Taxes on Distributions and Sale of Fund Shares	(30.06)	(1.59)	1.55

CLASS B SHARES Return Before Taxes	(48.69)	(2.15)	1.90

CLASS C SHARES Return Before Taxes	(44.62)	(1.69)	1.79

SELECT CLASS SHARES
Return Before Taxes	(43.19)	(0.85)	2.73

RUSSELL 2000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(38.54)	(2.35)	(0.76)

LIPPER SMALL-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	(42.62)	(4.06)	0.92

After-tax returns are shown for only the Class A Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not

46   J.P. MORGAN U.S. EQUITY FUNDS

relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

JPMorgan Investment Advisors Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2004	Managing Director
Eytan Shapiro	2004	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   47

JPMorgan Small Cap Value Fund

Class/Ticker:
A/PSOAX; B/PSOBX; C/OSVCX; Select/PSOPX

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Fees and Expenses for Class A, Class B, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.40	0.39	0.39	0.40
Total Other Expenses	0.65	0.64	0.64	0.65
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.56	2.05	2.05	1.31
Fee Waivers and Expense Reimbursements[1]	(0.30)	(0.04)	(0.04)	(0.30)
Net Expenses[1]	1.26	2.01	2.01	1.01

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.25%, 2.00%, 2.00% and 1.00%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

48   J.P. MORGAN U.S. EQUITY FUNDS

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	964	1,303	2,260
CLASS B SHARES ($)	704	939	1,300	2,251
CLASS C SHARES ($)	304	639	1,100	2,376
SELECT CLASS SHARES ($)	103	386	689	1,553

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	964	1,303	2,260
CLASS B SHARES ($)	204	639	1,100	2,251
CLASS C SHARES ($)	204	639	1,100	2,376
SELECT CLASS SHARES ($)	103	386	689	1,553

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 33% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 2000 Value Index ranged from $37 million to $3.6 billion. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. In implementing its main strategies, the Fund’s equity investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

NOVEMBER 1, 2009   49

JPMorgan Small Cap Value Fund (continued)

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000® Value Index and Lipper Small-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 2001	21.34%
Worst Quarter	4th quarter, 2008	–25.48%

The Fund’s year-to-date total return through 9/30/09 was 18.95%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(29.75)%	(0.12)%	5.98%
Return After Taxes on Distributions	(30.73)	(1.98)	4.55
Return After Taxes on Distributions and Sale of Fund Shares	(18.12)	0.20	5.16

CLASS A SHARES Return Before Taxes	(33.64)	(1.44)	5.15

CLASS B SHARES Return Before Taxes	(35.38)	(1.42)	5.13

CLASS C SHARES
Return Before Taxes	(31.33)	(0.98)	5.00

RUSSELL 2000® VALUE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(28.92)	0.27	6.11

LIPPER SMALL-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)	(32.82)	(0.53)	5.87

After-tax returns are shown for only the Select Class Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares

50   J.P. MORGAN U.S. EQUITY FUNDS

through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	The performance for periods prior to 3/22/99 reflects the performance of the Pegasus Small Cap Opportunity Fund. Historical performance shown for Class C Shares prior to their inception on 3/22/99 is based on the performance of Select Class Shares, which invest in the same portfolio of securities. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

Portfolio Management

JPMorgan Investment Advisors Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2005	Managing Director
Dennis Ruhl	2005	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   51

JPMorgan Strategic Small Cap Value Fund

Class/Ticker:
A/JPMAX; C/JPMCX; Select/JPMSX

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

Fees and Expenses for Class A, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	3.23	3.04	3.09
Total Other Expenses	3.48	3.29	3.34
Acquired Fund Fees and Expenses	0.06	0.06	0.06
Total Annual Fund Operating Expenses[1]	4.79	5.10	4.40
Fee Waivers and Expense Reimbursements[1]	(3.13)	(2.94)	(2.99)
Net Expenses[1]	1.66	2.16	1.41

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.60%, 2.10% and 1.35%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

52   J.P. MORGAN U.S. EQUITY FUNDS

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	685	1,625	2,569	4,946
CLASS C SHARES ($)	319	1,267	2,313	4,918
SELECT CLASS SHARES ($)	144	1,061	1,989	4,358

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	685	1,625	2,569	4,946
CLASS C SHARES ($)	219	1,267	2,313	4,918
SELECT CLASS SHARES ($)	144	1,061	1,989	4,358

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 168% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 2000 Value Index ranged from $37 million to $3.6 billion. In implementing its main strategies, the Fund’s investments are primarily in common stocks. In reviewing investments for the Fund, the Fund’s adviser uses a value-oriented approach.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies whose stock prices appear to be undervalued. In particular, we look for undervalued companies where the opportunity for improving fundamentals is unrecognized.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover,

NOVEMBER 1, 2009   53

JPMorgan Strategic Small Cap Value Fund (continued)

higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the Russell 2000® Value Index and the Lipper Small-Cap Value Funds Index, and the Lipper Small-Cap Core Funds Index, both of which are indexes based on the total return of certain mutual funds within small cap funds categories as determined by Lipper. Unlike the other index, the Lipper Indexes include the expenses of the mutual funds included in each index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2007	6.26%
Worst Quarter	4th quarter, 2008	–27.16%

The Fund’s year-to-date total return through 9/30/09 was 30.14%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund (since 2/28/06)
SELECT CLASS SHARES
Return Before Taxes	(39.41)%	(15.64)%
Return After Taxes on Distributions	(39.57)	(15.99)
Return After Taxes on Distributions and Sale of Fund Shares	(25.47)	(12.89)

CLASS A SHARES
Return Before Taxes	(42.84)	(17.50)

CLASS C SHARES
Return Before Taxes	(40.99)	(16.37)

RUSSELL 2000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(28.92)	(10.45)

LIPPER SMALL-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	(32.82)	(11.74)

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(35.59)	(11.91)

After-tax returns are shown for only the Select Class Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

54   J.P. MORGAN U.S. EQUITY FUNDS

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio manager for the Fund is:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2006	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   55

JPMorgan U.S. Small Company Fund

Class/Ticker:
A/JTUAX; C/JTUCX; Select/JSCSX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of small company stocks.

Fees and Expenses for Class A, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Select Class
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.60	0.60	0.59
Total Other Expenses	0.85	0.85	0.84
Acquired Fund Fees and Expenses	0.01	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.71	2.21	1.45
Fee Waivers and Expense Reimbursements[1]	(0.44)	(0.44)	(0.43)
Net Expenses[1]	1.27	1.77	1.02

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.26%, 1.76% and 1.01%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

56   J.P. MORGAN U.S. EQUITY FUNDS

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	648	995	1,365	2,404
CLASS C SHARES ($)	280	649	1,145	2,510
SELECT CLASS SHARES ($)	104	416	751	1,698

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	648	995	1,365	2,404
CLASS C SHARES ($)	180	649	1,145	2,510
SELECT CLASS SHARES ($)	104	416	751	1,698

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 52% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap U.S. companies. Small cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 2000 Index ranged from $14 million to $3.6 billion. Sector by sector, the Fund’s weightings are similar to those of the Russell 2000® Index. The Fund can moderately underweight or overweight sectors when it believes it will benefit performance. The Fund pursues returns that exceed those of the Russell 2000® Index while seeking to limit its volatility relative to this index. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Stocks become candidates for sale when they appear unattractive or when the company is no longer a small cap company. The Fund may also continue to hold them if it believes further substantial growth is possible. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests.

NOVEMBER 1, 2009   57

JPMorgan U.S. Small Company Fund (continued)

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past ten calendar years. The table shows the performance of the Fund’s Select Class Shares’ average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000® Index and the Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS*

Best Quarter	2nd quarter, 2003	22.89%
Worst Quarter	4th quarter, 2008	–26.85%

The Fund’s year-to-date total return through 9/30/09 was 28.40%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
SELECT CLASS SHARES
Return Before Taxes	(34.27)%	(3.41)%	1.00%
Return After Taxes on Distributions	(34.40)	(5.43)	(0.26)
Return After Taxes on Distributions and Sale of Fund Shares	(22.10)	(2.29)	1.11

CLASS A SHARES
Return Before Taxes	(37.97)	(4.55)	0.40

CLASS C SHARES
Return Before Taxes	(35.77)	(3.60)	0.90

RUSSELL 2000® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(33.79)	(0.93)	3.02

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(35.59)	(1.01)	4.06

After-tax returns are shown for only the Select Class Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

58   J.P. MORGAN U.S. EQUITY FUNDS

*	Historical performance shown for Class A and Class C Shares prior to their inception on 11/1/07 is based on the Fund’s Select Class Shares. The actual returns of the Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Select Class Shares. Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund’s performance for the period before the Select Class Shares were launched on 9/10/01 is based on the performance of the retail feeder that was merged out of existence (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Select Class Shares) from 1/1/99 to 9/10/01.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2004	Managing Director
Dennis Ruhl	2004	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   59

JPMorgan Value Advantage Fund

Class/Ticker:
A/JVAAX; C/JVACX; Select/JVASX

What is the goal of the Fund?

The Fund seeks to provide long-term total return from a combination of income and capital gains.

Fees and Expenses for Class A, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan U.S. Equity Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 76 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Sales Charge (Load) When You Buy Shares, as % of the Offering Price	5.25%	NONE	NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.35	0.34	0.35
Total Other Expenses	0.60	0.59	0.60
Acquired Fund Fees and Expenses	0.03	0.03	0.03
Total Annual Fund Operating Expenses[1]	1.53	2.02	1.28
Fee Waivers and Expense Reimbursements[1]	(0.25)	(0.24)	(0.25)
Net Expenses[1]	1.28	1.78	1.03

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

60   J.P. MORGAN U.S. EQUITY FUNDS

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	649	960	1,293	2,233
CLASS C SHARES ($)	281	610	1,066	2,329
SELECT CLASS SHARES ($)	105	381	678	1,523

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	649	960	1,293	2,233
CLASS C SHARES ($)	181	610	1,066	2,329
SELECT CLASS SHARES ($)	105	381	678	1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 70% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund will invest primarily in equity securities across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large-capitalization companies. Equity securities in which the Fund primarily invests include common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and have the potential to grow intrinsic value per share. Quality companies generally have a strong competitive position, low business cyclicality, high returns and strong experienced management.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Smaller Cap Company Risk.  Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). Smaller companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in

NOVEMBER 1, 2009   61

JPMorgan Value Advantage Fund (continued)

economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A Shares over the past three calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the Russell 3000® Value Index and the Lipper Multi-Cap Value Funds Index, an index based on the total return of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS

Best Quarter	4th quarter, 2006	8.64%
Worst Quarter	4th quarter, 2008	–23.77%

The Fund’s year-to-date total return through 9/30/09 was 28.38%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund (since 2/28/05)
CLASS A
Return Before Taxes	(39.14)%	(5.01)%
Return After Taxes on Distributions	(39.37)	(5.76)
Return After Taxes on Distributions and Sale of Fund Shares	(25.16)	(4.36)

CLASS C
Return Before Taxes	(37.04)	(4.12)

SELECT CLASS SHARES
Return Before Taxes	(35.55)	(3.40)

RUSSELL 3000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(36.25)	(5.19)

LIPPER MULTI-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	(37.65)	(6.75)

After-tax returns are shown for only the Class A Shares, and not the other classes shown, and after-tax returns for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

62   J.P. MORGAN U.S. EQUITY FUNDS

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Jonathan Simon	2005	Managing Director
Lawrence Playford	2005	Vice President
Gloria Fu	2006	Vice President

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   63

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each of the Funds

Each Fund will invest primarily in equity securities as described in its Fund Summary. These equity securities may include:

•	common stocks

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock.

The main investment strategies for each Fund may also include:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	other investment companies

•	exchange-traded funds (ETFs) which are registered investment companies that seek to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries

•	affiliated money market funds

•	foreign securities, often in the form of depositary receipts

•	derivatives (except Multi-Cap Market Neutral Fund), including futures, options and swaps

•	securities lending (except for Intrepid Multi Cap Fund, Multi-Cap Market Neutral Fund, Strategic Small Cap Value Fund and Value Advantage Fund)

Each Fund may utilize these investment strategies to a greater or lesser degree. The main investment strategies for a particular Fund are summarized in the Fund’s Risk/Return Summary.

The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVES

An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objectives for Intrepid Mid Cap Fund, Market Expansion Index Fund, Mid Cap Growth Fund, Multi-Cap Market Neutral Fund, Small Cap Growth Fund and Small Cap Value Fund are fundamental. The investment objectives for the remaining Funds can be changed without the consent of a majority of the outstanding shares of that Fund.

Multi-Cap Market Neutral Fund

In determining whether a stock is attractive or unattractive, the adviser uses a proprietary stock selection model that collects quantitative and fundamental investment data designed to evaluate the relative attractiveness of stocks. The stock selection model considers valuation factors such as discounted cash flows and price-to-book values. The model also takes into account data concerning an issuer’s fundamentals including revisions of earnings estimates and working capital management. The data is then compiled, blending both calculations and fundamental scores, to develop an overall rank from most attractive to least attractive for each security by sector within a universe of approximately 1,100 to 1,300 highly liquid domestic stocks. The Fund seeks to enhance return by purchasing long positions in stocks that have the relatively highest scores and selling short stocks that have the relatively lowest scores.

The Fund’s strategy is to be sector neutral meaning that both the long and short positions will have approximately the same weight in the market sectors in which the Fund invests. However, the stock selection model may result in the Fund’s long and short positions being overweighted in different industries within a sector. If the stock selection model finds most stocks within an industry to be attractive, then the Fund would automatically tend to overweight that industry. If the stock selection model finds most stocks within an industry to be unattractive, then the Fund would automatically tend to engage in more short sales with regard to that industry.

The adviser periodically rebalances the positions in the Fund to the stock selection model. Ordinarily, the adviser rebalances the Fund on a monthly basis unless there are meaningful cash inflows or outflows which warrant rebalancing sooner. The Fund may hold investments in cash, U.S. government securities or other liquid securities until the next time its portfolio is rebalanced.

The Fund may achieve a gain if the securities in its long portfolio outperform the securities in its short portfolio, each taken as a whole. Conversely, it is expected that the Fund will incur a loss if the securities in its short portfolio outperform the securities in its long portfolio. The adviser uses the return that an investor could achieve through an investment in 3-month U.S. Treasury bills as a benchmark against which to measure the Fund’s performance. The adviser attempts to achieve returns for the Fund’s shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury bills because, among other things, Treasury bills are backed by the full faith and credit of the U.S. government, Treasury bills have a fixed rate of return, investors in Treasury bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury bills.

64   J.P. MORGAN U.S. EQUITY FUNDS

INVESTMENT RISKS

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in a Fund decreases in value.

Growth Investing Risk.  (applicable for Dynamic Small Cap Growth Fund, Growth Advantage Fund, Mid Cap Growth Fund and Small Cap Growth Fund) Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Value Investing Risk.  (applicable for Mid Cap Value Fund, Small Cap Value Fund, Strategic Small Cap Value Fund and Value Advantage Fund) Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Convertible Securities Risk.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities and Emerging Market Risks. To the extent a Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Smaller Cap Company Risk. (Small Cap Company and Mid Cap Company Risk) Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

NOVEMBER 1, 2009   65

More About the Funds (continued)

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. Each Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Securities Lending Risk. (except for Intrepid Multi Cap Fund, Multi-Cap Market Neutral Fund, Strategic Small Cap Value Fund and Value Advantage Fund) Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. With respect to the Intrepid Mid Cap Fund, Market Expansion Index Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund, in situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause a Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Redemption Risk. Each Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

ETF and Investment Company Risk.  A Fund may invest in shares of another investment company. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company when a Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss.

Derivatives Risk.  The Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

66   J.P. MORGAN U.S. EQUITY FUNDS

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

Multi-Cap Market Neutral Fund

Strategy Risk.  The strategy used by the Fund’s management may fail to produce the intended result. There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. As a result, the Fund is intended for investors who plan to invest for the long-term and are able and willing to assume the risks of associated with this type of fund. The strategy used by the Fund involves complex securities transactions that involve risks different than direct equity investments.

Short Selling Risk.  While the Fund’s market neutral approach seeks to minimize the risks of investing in the overall stock market, it may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Funds” later in the prospectus and in the Statement of Additional Information. For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries”, the “Risk and Reward Elements for the Funds” later in the prospectus and the Statement of Additional Information.

CASH POSITIONS

For liquidity and to respond to unusual market conditions, the Funds (except the Market Expansion Index Fund) may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

Whether engaging in temporary defensive purposes or otherwise, the Market Expansion Index Fund may not hold more than 10% of its total assets in cash and cash equivalents. These amounts are in addition to assets held for derivative margin deposits or other segregated accounts.

NOVEMBER 1, 2009   67

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

Dynamic Small Cap Growth Fund
Intrepid Multi Cap Fund
Mid Cap Equity Fund
Small Cap Core Fund
Small Cap Equity Fund
Strategic Small Cap Value Fund
U.S. Small Company Fund
Value Advantage Fund

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

Intrepid Mid Cap Fund
Mid Cap Growth Fund
Market Expansion Index Fund
Multi-Cap Market Neutral Fund
Small Cap Growth Fund
Small Cap Value Fund

Growth Advantage Fund is a series of J.P. Morgan Mutual Fund Investment Trust (JPMMFIT), a Massachusetts business trust.

Mid Cap Value Fund is a series of J.P. Morgan Fleming Mutual Fund Group, Inc. (JPMFMFG), a Maryland corporation.

The trustees of each trust and the directors of the corporation are responsible for overseeing all business activities of their respective Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

J.P. Morgan Investment Management Inc. (JPMIM) and JPMorgan Investment Advisors Inc. (JPMIA) each acts as investment adviser to several of the Funds and each makes day-to-day investment decisions for the Funds which it advises. JPMIM is the investment adviser to the JPMT I, JPMMFIT and JPMFMFG Funds, and JPMIA is the investment adviser to the JPMT II Funds.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMIA is located at 1111 Polaris Parkway, Columbus, OH 43240.

During the most recent fiscal year ended 6/30/09, JPMIM or JPMIA were paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

Dynamic Small Cap Growth Fund	0.17%
Growth Advantage Fund	0.59
Intrepid Mid Cap Fund	0.52
Intrepid Multi Cap Fund	0.07
Market Expansion Index Fund	0.25
Mid Cap Equity Fund	0.62
Mid Cap Growth Fund	0.55
Mid Cap Value Fund	0.53
Multi-Cap Market Neutral Fund	1.10
Small Cap Core Fund	0.64
Small Cap Equity Fund	0.51
Small Cap Growth Fund	0.51
Small Cap Value Fund	0.52
Strategic Small Cap Value Fund	0.00
U.S. Small Company Fund	0.27
Value Advantage Fund	0.47

A discussion of the basis the Boards of each of the Trusts and JPMFMFG used in reapproving the investment advisory agreement is available in the semi-annual report for the most recent fiscal period ended December 31.

The Portfolio Managers

Dynamic Small Cap Growth Fund

The portfolio management team is led by Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder, and Christopher Jones, Managing Director of JPMIM and a CFA charterholder. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982.

Growth Advantage Fund

The portfolio management team is led by Christopher Jones, Managing Director of JPMIM, and Timothy Parton, Managing

68   J.P. MORGAN U.S. EQUITY FUNDS

Director of JPMIM and a CFA charterholder. Mr. Parton has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1988 and has been employed with the firm since 1986. Information on Mr. Jones is discussed earlier in this section.

Intrepid Mid Cap Fund
Intrepid Multi Cap Fund

JPMorgan Chase began managing behavioral finance strategies in 1993 and now employs over 50 investment professionals worldwide who are dedicated to the strategy, including a large team allocated to the U.S. marketplace. There are common principles and processes employed across many of the strategies and the collective knowledge is an asset to all of our behavioral finance products.

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, has been the Chief Investment Officer of the U.S. Behavioral Finance Group since 2008. As such, he is responsible for the J.P. Morgan Intrepid strategies, including the Intrepid Funds, and for the behavioral small cap strategies. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm.

The portfolio management team for the Intrepid Funds is led by Mr. Blum.

For the Intrepid Mid Cap Fund, Dennis S. Ruhl, Vice President of JPMIM and a CFA charterholder, is also a portfolio manager. Mr. Ruhl has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999.

For the Intrepid Multi Cap Fund, other members of the portfolio management team include Robert Weller, Vice President of JPMIM and a CFA charterholder, and Jason Alonzo, Vice President of JPMIM. Mr. Weller has been with JPMIM or its affiliates (or one of their predecessors) since 1997. Prior to 2003 when Mr. Weller joined the portfolio management team, he worked in the JPMorgan Private Bank Target Portfolio Manager group. Mr. Alonzo has been with JPMIM or its affiliates (or one of their predecessors) since 2000. Prior to joining the portfolio management team in 2003, he served as an investment assistant in the U.S. Equity Group. Mr. Weller and Mr. Alonzo have had day-to-day portfolio management responsibilities for the Intrepid Funds since 2004 and 2005, respectively.

Market Expansion Index Fund

The Fund is managed by the Quantitative Team which is led by Bala Iyer, Ph.D., CFA. Dr. Iyer has served as the director of quantitative research for JPMIA since 1995. Michael Loeffler, CFA, assists Dr. Iyer in the day-to-day management of the Fund, a position he has held since January 2004. Mr. Loeffler has been employed by JPMIA since 1999 when he joined as an investment operations analyst.

Mid Cap Equity Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM, and Christopher Jones, Managing Director of JPMIM. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Information on Mr. Jones is discussed earlier in this section.

Mid Cap Growth Fund

Christopher Jones, Managing Director of JPMIM and Timothy Parton, Managing Director of JPMIM, serve as portfolio managers for the Fund. Information on Mr. Jones and Mr. Parton is discussed earlier in this section.

Mid Cap Value Fund

Jonathan K.L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Vice President of JPMIM, and Gloria H. Fu, Vice President of JPMIM, serve as the portfolio managers for the Fund. An employee of JPMIM or its affiliates since 1993, Mr. Playford, a CFA charterholder and CPA, has worked as a portfolio manager since 2004 and as a research analyst since 2003. From 2001 to 2003, he served as a client portfolio manager working with the U.S. Equity Group. Ms. Fu, a CFA charterholder, has been employed by JPMIM and its affiliates since 2002. Prior to becoming a portfolio manager in 2006, she was a sell-side analyst at JPMorgan Securities, Inc. Information on Mr. Simon is discussed earlier in this section.

Multi-Cap Market Neutral Fund

The Fund is managed by Dr. Iyer. Information about Dr. Iyer is discussed earlier in this section.

Small Cap Core Fund

Christopher T. Blum, Managing Director of JPMIM, and Dennis S. Ruhl, Vice President of JPMIM, serve as portfolio managers for the Fund. Information about Mr. Blum and Mr. Ruhl is discussed earlier in this section.

Small Cap Equity Fund

The portfolio management team is led by Glenn Gawronski, Managing Director of JPMIM, and Don San Jose, Vice President of JPMIM. Mr. Gawronski has worked as portfolio manager for JPMIM or its affiliates since 2004 and has been employed with the firm since 1999. Prior to becoming a portfolio manager, he was an analyst for a micro cap portfolio. Mr. San Jose has been an analyst with the U.S. Small Cap Equity Group since 2004 and a portfolio manager since 2007. An employee since 2000, Mr. San Jose was

NOVEMBER 1, 2009   69

The Funds’ Management and Administration (continued)

an analyst in JPMorgan Securities’ equity research department before joining the small cap group.

Small Cap Growth Fund

Eytan Shapiro, Managing Director of JPMIM, and Christopher Jones, Managing Director of JPMIM and a CFA charterholder, serve as portfolio managers for the Fund. Information about Mr. Shapiro and Mr. Jones is discussed earlier in this section.

Small Cap Value Fund

Christopher T. Blum, Managing Director of JPMIM, and Dennis S. Ruhl, Vice President of JPMIM, serve as portfolio managers for the Fund. Information about Mr. Blum and Mr. Ruhl is discussed earlier in this section.

Strategic Small Cap Value Fund

The Fund is managed by Christopher Jones, Managing Director of JPMIM. Information on Mr. Jones is discussed earlier in this section.

U.S. Small Company Fund

The portfolio management team is led by Christopher Blum, Managing Director of JPMIM, and Dennis Ruhl, Vice President of JPMIM. Information on Mr. Blum and Mr. Ruhl is discussed earlier in this section.

Value Advantage Fund

Jonathan K.L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Vice President of JPMIM, and Gloria H. Fu, Vice President of JPMIM, serve as the portfolio managers for the Fund. Information on Mr. Simon, Mr. Playford and Ms. Fu are discussed earlier in this section.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of each Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Funds’ Shareholder Servicing Agent

The trusts and the corporation, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B, Class C and Select Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

70   J.P. MORGAN U.S. EQUITY FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Class B Shares may no longer be purchased or acquired by exchange from share classes other than Class B Shares. Any investment received by the fund that is intended for Class B Shares will not be accepted and your investment will be returned.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?

The Small Cap Equity Fund is publicly offered on a limited basis. Investors are not eligible to purchase shares of the Small Cap Equity Fund, except as described below:

•	Shareholders of record of the Fund as of June 8, 2007 are able to continue to purchase additional shares in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in such Fund;

•	Shareholders of record as of June 8, 2007 are able to add to their accounts through exchanges from other J.P. Morgan Funds;

•	Group employer retirement plans, including 401(k), 403(b) and 457 plans (and their successor plans), may continue to open new participant accounts in the Fund and purchase additional shares in existing participant accounts established on or before October 9, 2009. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may also establish new plan level accounts with the Fund, provided that the group employer retirement plan has been accepted for investment by the Fund and its distributor on or before October 9, 2009;

•	Sponsors of discretionary wrap programs may continue to utilize the Fund for new and existing discretionary wrap program accounts. In order to be eligible, the sponsor of the wrap program must have a mutual fund sales agreement with the Fund’s distributor and the wrap program must be accepted for investment by the Fund and its distributor on or before October 9, 2009;

•	Health savings account programs offered through JPMorgan Chase & Co. or its affiliates may open accounts with respect to the Fund for new participants and purchase additional shares in their existing participant accounts; or

•	Current and future J.P. Morgan SmartRetirement Funds will be able to purchase shares of the Fund.

If all shares of the Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements), then the shareholder’s account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares or reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible employer retirement plans.

NOVEMBER 1, 2009   71

How to Do Business with the Funds (continued)

If the Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, after the limited offering dates outlined above, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change these policies at any time.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by a Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees or Board of Directors, as applicable, has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

72   J.P. MORGAN U.S. EQUITY FUNDS

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class B, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other J.P. Morgan Funds; however, Class B Shares are no longer available for new purchases.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class B or Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class B Shares

Shareholders with investments in Class B Shares may continue to hold such shares until they convert to Class A Shares. However, no additional investments will be accepted in Class B Shares. Dividends and capital gain distributions may continue to be reinvested in Class B Shares until their conversion dates. In addition, shareholders invested in Class B Shares will be able to exchange those shares for Class B Shares of other J.P. Morgan Funds offering Class B Shares until they convert.

A CDSC will apply on shares of the Fund sold within six years, measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class B Shares have higher annual expenses than Class A Shares as a result of higher ongoing Rule 12b-1 fees.

Class B Shares automatically convert to Class A Shares after eight years, measured from the first day of the month in which the shares were purchased.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

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How to Do Business with the Funds (continued)

Like Class B Shares, Class C Shares have higher Rule 12b-1 fees than Class A Shares. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of either Class A or Class B Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price.

Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution expenses.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement per Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25 per Fund. If you already hold Class B Shares of a Fund, you may purchase Class A or Class C Shares in the same Fund without regard to the initial minimum investment requirement; however, subsequent investment requirements will apply.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet

74   J.P. MORGAN U.S. EQUITY FUNDS

the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class accounts of former One Group Funds opened on or before February 18, 2005 are subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees and their immediate families, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement, provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.

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How to Do Business with the Funds (continued)

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-A)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase only additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A, Class B and Class C Shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charges for Class A, Class B and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Funds’ Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A, Class B and Class C Shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the

76   J.P. MORGAN U.S. EQUITY FUNDS

Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The following tables show the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUNDS

Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the Funds (other than the JPMorgan Market Expansion Index Fund) and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase and 0.50% if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. If you purchase $1 million or more of Class A Shares of JPMorgan Market Expansion Index Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.50% of the purchase price if you redeem any or all of the Class A Shares of one of those Funds during the first 12 months after purchase. These charges apply to all your purchases, except for those purchases prior to 11/1/09, when the Distributor received notice before you invested that your Financial Intermediary was waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more of the J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Shares holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above.
If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a

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How to Do Business with the Funds (continued)

Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•  J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors or trustees, retirees and employees and their immediate families of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or

78   J.P. MORGAN U.S. EQUITY FUNDS

other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a J.P. Morgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

13.	Purchased in Individual Retirement Accounts (IRAs) established initially through an IRA rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan. In order for the waiver to apply, your IRA must be established with an investment from a qualified retirement plan (not another IRA), J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and you must not utilize the services of another Financial Intermediary with respect to the IRA. In addition, the assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class B Shares

If you redeem Class B Shares within six years of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	5.00
1–2	4.00
2–3	3.00
3–4	3.00
4–5	2.00
5–6	1.00
More than 6	None

The Distributor paid a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B Shares of the Funds.

Conversion Feature

Your Class B Shares automatically convert to Class A Shares after eight years, measured from the first day of the month in which the shares were purchased.

After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares.

You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

Because the share price of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, you may receive fewer Class A Shares; however, the dollar value will be the same.

If you have exchanged Class B Shares of one J.P. Morgan Fund for Class B Shares of another, the time you held the shares in each Fund will be added together.

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How to Do Business with the Funds (continued)

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds.

How the Class B and Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class B Shares of the Funds (other than JPMT II Funds) purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B Shares of these Funds purchased on or after February 19, 2005 and for Class C Shares, the CDSC is based on the original cost of the shares.

For Class B Shares and Class C Shares of the JPMT II Funds, the CDSC is based on the original cost.

You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class B or Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class B and Class C CDSC

No sales charge is imposed on redemptions of Class B or Class C Shares of the Funds:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class B or Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

80   J.P. MORGAN U.S. EQUITY FUNDS

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

Each Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 with respect to Class A Shares, Class B Shares and Class C Shares that allows it to pay distribution fees for the sale and distribution of those shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class B and Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM, JPMIA or their affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of a Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund except Class B Shares which are no longer available for new investments. Class A Shares of a Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class B Shares of a Fund may be exchanged for existing Class B Shares of another J.P. Morgan Fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

For Class A, Class B and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund except Class B Shares which are no longer available for new investments.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan

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How to Do Business with the Funds (continued)

Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class B or Class C Shares of a Fund for Class B or Class C Shares, respectively, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class B or Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class B or Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be in good order and supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

82   J.P. MORGAN U.S. EQUITY FUNDS

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If you own Class A, Class B, Class C Shares or Select Class Shares and a Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, with respect only to Class A Shares, Class B Shares and Class C Shares

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class B or Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

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How to Do Business with the Funds (continued)

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

84   J.P. MORGAN U.S. EQUITY FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Dynamic Small Cap Growth Fund, Growth Advantage Fund, Intrepid Multi Cap Fund, Mid Cap Value Fund, Small Cap Core Fund, Small Cap Equity Fund, Small Cap Growth Fund, Strategic Small Cap Value Fund, U.S. Small Company Fund and Value Advantage Fund generally distribute net investment income, if any, at least annually. The Intrepid Mid Cap Fund, Market Expansion Index Fund, Mid Cap Equity Fund, Mid Cap Growth Fund, Multi Cap Market Neutral Fund and Small Cap Value Fund generally distribute net investment income, if any, at least quarterly. The Funds will distribute their net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all of them in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund will generally be limited to the aggregate of the eligible dividends received by each Fund. In addition, each Fund must meet certain holding period and other requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund Shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. In addition, distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund’s investment in certain REIT securities, debt securities and derivative instruments may cause the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary

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Shareholder Information (continued)

income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which a Fund can invest in MLPs is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the applicable investment adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

In addition, with the exception of the Multi-Cap Market Neutral Fund, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

86   J.P. MORGAN U.S. EQUITY FUNDS

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines each Fund’s policies toward various investments, including those that are designed to help the Funds manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions
•  Each Fund’s share price and performance will fluctuate in response to stock market movements
• The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates
• Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
•  Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and each Fund may invest uninvested cash in affiliated money market funds; in addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities
• Each Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, each Fund (except the Market Expansion Index Fund) has the option of investing up to 100% of its total assets in high quality, short-term instruments

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

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Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*,1
•  Derivatives such as futures, options, swaps, and forward foreign currency contracts[2] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• A Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or, for certain Funds, to increase a Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to a Fund which can reduce returns
• Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

•  Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• A Fund could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

•  The Funds use derivatives for hedging and for risk management (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark; all Funds may use derivatives in an effort to produce increased gain
• A Fund only establishes hedges that it expects will be highly correlated with underlying positions
• While the Funds may use derivatives that incidentally involve leverage, they do not use them for the specific purpose of leveraging their portfolio
• A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	The Multi-Cap Market Neutral Fund does not use derivatives.

2	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

88   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short selling by Multi-Cap Market Neutral Fund
•  Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, create credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•  The Fund could make money and protect against losses if management’s analysis proves correct
• Short selling may allow the Fund to implement insights into securities it expects to underperform
• Short selling may allow the Fund to diversify its holdings across a larger number of securities

•  The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy

Exchange Traded Funds (ETFs) and other investment companies
•  If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss

•  Investments in other investment companies help to manage smaller cash flows
• Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•  Generally, a Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)
• Exemptive orders granted to various iShares funds (which are ETFs), other ETFs, and their investment advisers by the Securities and Exchange Commission (SEC) permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

NOVEMBER 1, 2009   89

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments
•  Currency exchange rate movements could reduce gains or create losses
• A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•  Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

•  The Funds anticipate that total foreign investments will not exceed 20% of total assets
• The Funds actively manage the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

Master Limited Partnerships (MLPs)

•  Holders of MLP units have limited control and voting rights, similar to those of a limited partner
• An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns
• MLPs may, for tax purposes, affect the character of the gain and loss realized by a Fund and affect the holding period of a Fund’s assets

•  MLPs can offer attractive returns
• MLPs may offer more attractive yields or potential growth than comparable equity securities
• MLPs offer attractive potential performance and opportunities for diversification

•  A Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company
• Each Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Real Estate Investment Trusts (REITs)[1]
•  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties
• REITs may be more volatile and/or more illiquid than other types of equity securities
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

•  A Fund can gain exposure to an additional asset class in order to further diversify its assets
• A Fund may receive current income from its REIT investments
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•  A Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs
• Unless investing in REITs is described in the “What are the Fund’s main investment strategies?” section, a Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

90   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending (except for the Intrepid Multi Cap Fund, Multi-Cap Market Neutral Fund, Strategic Small Cap Value Fund and Value Advantage Fund)
•  When a Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Funds may enhance income through the investment of the collateral received from the borrower
•  The adviser maintains a list of approved borrowers
• The Funds receive collateral equal to at least 100% of the current value of the securities loaned
• The lending agents indemnify the Funds against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• Each Fund could have difficulty valuing these holdings precisely • Each Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
•  No Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Fund may hold high quality, short-term securities (including repurchase agreements) and, may borrow from banks as permitted by law

Short-term trading
•  Increased trading would raise a Fund’s transaction costs
• Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce a Fund’s returns
	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a security is overvalued and its value later falls	• The Funds generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

NOVEMBER 1, 2009   91

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

U.S. government and agency securities
•  The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls
• Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers
• Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•  Most bonds will rise in value when interest rates fall
• Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt securities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

•  The Funds seek to limit risk and enhance performance through active management
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

When-issued and delayed delivery securities
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Funds can take advantage of attractive transaction opportunities	• The Funds segregate or earmark liquid assets to offset leverage risks

92   J.P. MORGAN U.S. EQUITY FUNDS

This Page Intentionally Left Blank.

NOVEMBER 1, 2009   93

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

					Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gains
Dynamic Small Cap Growth Fund
Class A
Year Ended June 30, 2009	$16.65	$(0.11	)(e)	$(4.65)	$(4.76)	$—
Year Ended June 30, 2008	20.73	(0.19	)(e)	(2.09)	(2.28)	(1.80)
Year Ended June 30, 2007	19.34	(0.19	)(e)	3.59	3.40	(2.01)
January 1, 2006 through June 30, 2006 (f)	18.12	(0.09	)(e)	1.31	1.22	—
Year Ended December 31, 2005	18.46	(0.21	)(e)	1.20	0.99	(1.33)
Year Ended December 31, 2004	16.81	(0.19	)(e)	1.84	1.65	—

Class B
Year Ended June 30, 2009	15.12	(0.16	)(e)	(4.23)	(4.39)	—
Year Ended June 30, 2008	19.09	(0.28	)(e)	(1.89)	(2.17)	(1.80)
Year Ended June 30, 2007	18.07	(0.29	)(e)	3.32	3.03	(2.01)
January 1, 2006 through June 30, 2006 (f)	16.97	(0.14	)(e)	1.24	1.10	—
Year Ended December 31, 2005	17.47	(0.29	)(e)	1.12	0.83	(1.33)
Year Ended December 31, 2004	16.01	(0.28	)(e)	1.74	1.46	—

Class C
Year Ended June 30, 2009	15.09	(0.16	)(e)	(4.22)	(4.38)	—
Year Ended June 30, 2008	19.06	(0.28	)(e)	(1.89)	(2.17)	(1.80)
Year Ended June 30, 2007	18.04	(0.29	)(e)	3.32	3.03	(2.01)
January 1, 2006 through June 30, 2006 (f)	16.95	(0.14	)(e)	1.23	1.09	—
Year Ended December 31, 2005	17.44	(0.30	)(e)	1.14	0.84	(1.33)
Year Ended December 31, 2004	15.98	(0.28	)(e)	1.74	1.46	—

Select Class
Year Ended June 30, 2009	17.44	(0.06	)(e)	(4.88)	(4.94)	—
Year Ended June 30, 2008	21.53	(0.12	)(e)	(2.17)	(2.29)	(1.80)
Year Ended June 30, 2007	19.95	(0.12	)(e)	3.71	3.59	(2.01)
January 1, 2006 to June 30, 2006 (f)	18.65	(0.05	)(e)	1.35	1.30	—
Year Ended December 31, 2005	18.89	(0.14	)(e)	1.23	1.09	(1.33)
Year Ended December 31, 2004	17.13	(0.13	)(e)	1.89	1.76	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Calculated based upon average shares outstanding.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

94   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.89	(28.59)%	$51,434	1.50%	(0.86)%	2.16%	83%
16.65	(11.92)	77,384	1.50	(0.99)	1.95	122
20.73	18.59	87,347	1.50	(1.00)	2.04	144
19.34	6.73	82,529	1.50	(0.94)	1.82	86
18.12	5.29	75,940	1.50	(1.16)	1.67	143
18.46	9.82	86,000	1.50	(1.14)	1.73	112

10.73	(29.03)	16,081	2.10	(1.46)	2.65	83
15.12	(12.38)	27,388	2.10	(1.59)	2.44	122
19.09	17.81	35,349	2.10	(1.61)	2.53	144
18.07	6.48	40,478	2.10	(1.54)	2.32	86
16.97	4.66	41,440	2.06	(1.72)	2.15	143
17.47	9.12	62,000	2.12	(1.76)	2.23	112

10.71	(29.03)	40,775	2.10	(1.46)	2.66	83
15.09	(12.40)	58,290	2.10	(1.59)	2.44	122
19.06	17.84	72,836	2.10	(1.60)	2.55	144
18.04	6.43	54,608	2.10	(1.54)	2.32	86
16.95	4.73	43,211	2.06	(1.72)	2.18	143
17.44	9.14	34,000	2.12	(1.76)	2.23	112

12.50	(28.33)	36,584	1.10	(0.46)	1.92	83
17.44	(11.50)	35,071	1.10	(0.60)	1.70	122
21.53	19.00	31,603	1.10	(0.60)	1.80	144
19.95	6.97	28,212	1.10	(0.54)	1.57	86
18.65	5.70	21,753	1.10	(0.77)	1.43	143
18.89	10.27	10,000	1.10	(0.74)	1.32	112

NOVEMBER 1, 2009   95

Financial Highlights (continued)

				Per share operating performance
	Investment operations
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations
Growth Advantage Fund (e)
Class A
Year Ended June 30, 2009	$8.14	$(0.03	)(h)	$(2.23)	$(2.26)
Year Ended June 30, 2008	8.18	(0.05	)(h)	0.01	(0.04)
Year Ended June 30, 2007	6.63	(0.05	)(h)	1.60	1.55
January 1, 2006 through June 30, 2006 (f)	6.35	(0.01	)(h)	0.29	0.28
Year Ended December 31, 2005	5.74	(0.05	)(h)	0.66	0.61
Year Ended December 31, 2004	4.91	(0.03	)(h)	0.86	0.83

Class B
Year Ended June 30, 2009	7.67	(0.06	)(h)	(2.10)	(2.16)
Year Ended June 30, 2008	7.76	(0.09	)(h)	— (j)	(0.09)
Year Ended June 30, 2007	6.33	(0.10	)(h)	1.53	1.43
January 1, 2006 through June 30, 2006 (f)	6.08	(0.03	)(h)	0.28	0.25
Year Ended December 31, 2005	5.54	(0.09	)(h)	0.63	0.54
Year Ended December 31, 2004	4.77	(0.07	)(h)	0.84	0.77

Class C
Year Ended June 30, 2009	7.68	(0.06	)(h)	(2.10)	(2.16)
Year Ended June 30, 2008	7.76	(0.09	)(h)	0.01	(0.08)
Year Ended June 30, 2007	6.34	(0.11	)(h)	1.53	1.42
May 1, 2006 (g) through June 30, 2006 (f)	6.80	(0.04	)(h)	(0.42)	(0.46)

Select Class
Year Ended June 30, 2009	8.18	(0.01	)(h)	(2.24)	(2.25)
Year Ended June 30, 2008	8.20	(0.03	)(h)	0.01	(0.02)
Year Ended June 30, 2007	6.64	(0.04	)(h)	1.60	1.56
May 1, 2006 (g) to June 30, 2006 (f)	7.11	(0.01	)(h)	(0.46)	(0.47)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Prior to August 17, 2005, the Fund was named JPMorgan Mid Cap Growth Fund.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

(g)	Commencement of offering of class of shares.

(h)	Calculated based upon average shares outstanding.

(i)	Includes interest expense of 0.01%.

(j)	Amount rounds to less than $0.01.

96   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$5.88	(27.76)%	$71,841	1.35%		(0.48)%	1.42%	119%
8.14	(0.49)	70,546	1.34		(0.58)	1.47	118
8.18	23.38	49,782	1.36	(i)	(0.71)	1.66	159
6.63	4.41	71,538	1.35		(0.37)	1.90	81
6.35	10.63	54,737	1.35		(0.81)	1.75	140
5.74	16.90	54,000	1.35		(0.61)	1.79	118

5.51	(28.16)	3,304	1.87		(1.02)	1.92	119
7.67	(1.16)	4,340	1.91		(1.16)	1.94	118
7.76	22.59	1,501	2.06	(i)	(1.43)	2.17	159
6.33	4.11	1,230	2.05		(1.02)	2.40	81
6.08	9.75	1,359	2.05		(1.51)	2.24	140
5.54	16.14	3,000	2.05		(1.31)	2.29	118

5.52	(28.13)	9,300	1.87		(1.02)	1.91	119
7.68	(1.03)	14,499	1.88		(1.16)	1.89	118
7.76	22.40	251	2.07	(i)	(1.49)	2.18	159
6.34	(6.76)	14	2.05		(1.32)	2.37	81

5.93	(27.51)	441,345	1.10		(0.24)	1.17	119
8.18	(0.24)	399,777	1.09		(0.41)	1.12	118
8.20	23.49	10,985	1.11	(i)	(0.50)	1.45	159
6.64	(6.61)	14	1.10		(0.37)	1.61	81

NOVEMBER 1, 2009   97

Financial Highlights (continued)

							Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
Intrepid Mid Cap Fund
Class A
Year Ended June 30, 2009	$14.39	$0.12	(c)	$(4.61	)(d)	$(4.49)	$(0.12)	$(0.25)	$(0.37)
Year Ended June 30, 2008	18.57	0.04	(c)	(2.37)		(2.33)	(0.05)	(1.80)	(1.85)
Year Ended June 30, 2007	17.33	0.05	(c)	2.94		2.99	(0.06)	(1.69)	(1.75)
Year Ended June 30, 2006	20.61	0.05	(c)	2.97		3.02	(0.05)	(6.25)	(6.30)
Year Ended June 30, 2005	18.65	(0.04)		3.11		3.07	(0.02)	(1.09)	(1.11)

Class B
Year Ended June 30, 2009	13.11	0.06	(c)	(4.21	)(d)	(4.15)	(0.08)	(0.25)	(0.33)
Year Ended June 30, 2008	17.16	(0.05	)(c)	(2.19)		(2.24)	(0.01)	(1.80)	(1.81)
Year Ended June 30, 2007	16.18	(0.05	)(c)	2.73		2.68	(0.01)	(1.69)	(1.70)
Year Ended June 30, 2006	19.68	(0.06	)(c)	2.81		2.75	—	(6.25)	(6.25)
Year Ended June 30, 2005	17.95	(0.37)		3.19		2.82	—	(1.09)	(1.09)

Class C
Year Ended June 30, 2009	13.12	0.06	(c)	(4.21	)(d)	(4.15)	(0.08)	(0.25)	(0.33)
Year Ended June 30, 2008	17.17	(0.05	)(c)	(2.19)		(2.24)	(0.01)	(1.80)	(1.81)
Year Ended June 30, 2007	16.19	(0.05	)(c)	2.74		2.69	(0.02)	(1.69)	(1.71)
Year Ended June 30, 2006	19.68	(0.05	)(c)	2.81		2.76	—	(6.25)	(6.25)
Year Ended June 30, 2005	17.95	(0.10)		2.92		2.82	—	(1.09)	(1.09)

Select Class
Year Ended June 30, 2009	14.83	0.15	(c)	(4.75	)(d)	(4.60)	(0.14)	(0.25)	(0.39)
Year Ended June 30, 2008	19.09	0.08	(c)	(2.45)		(2.37)	(0.09)	(1.80)	(1.89)
Year Ended June 30, 2007	17.75	0.10	(c)	3.03		3.13	(0.10)	(1.69)	(1.79)
Year Ended June 30, 2006	20.96	0.10	(c)	3.03		3.13	(0.09)	(6.25)	(6.34)
Year Ended June 30, 2005	18.93	0.09		3.08		3.17	(0.05)	(1.09)	(1.14)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(c)	Calculated based upon average shares outstanding.

(d)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return or the net realized and unrealized gains (losses) on investments per share.

(e)	Includes a gain incurred from a payment by affiliate. The effect is less than 0.01% on total return

98   J.P. MORGAN U.S. EQUITY FUNDS

			Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)		Net assets end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$9.53	(30.94	)%(d)	$105,702	1.24%	1.22%	1.55%	64%
14.39	(13.02	)(e)	190,093	1.24	0.23	1.37	109
18.57	18.13		237,337	1.24	0.29	1.36	117
17.33	16.32		165,869	1.23	0.26	1.34	136
20.61	16.95		115,995	1.21	0.07	1.32	131

8.63	(31.38	)(d)	11,745	1.85	0.60	2.04	64
13.11	(13.61	)(e)	22,749	1.83	(0.37)	1.87	109
17.16	17.47		31,601	1.83	(0.30)	1.85	117
16.18	15.59		24,283	1.83	(0.32)	1.84	136
19.68	16.20		13,827	1.90	(0.63)	1.92	131

8.64	(31.35	)(d)	16,706	1.85	0.61	2.05	64
13.12	(13.60	)(e)	31,298	1.83	(0.36)	1.87	109
17.17	17.47		39,678	1.83	(0.30)	1.86	117
16.19	15.64		22,849	1.83	(0.29)	1.84	136
19.68	16.20		7,817	1.89	(0.60)	1.92	131

9.84	(30.77	)(d)	224,925	0.99	1.48	1.30	64
14.83	(12.89	)(e)	391,384	0.99	0.46	1.12	109
19.09	18.52		646,572	0.99	0.55	1.10	117
17.75	16.61		628,156	0.98	0.49	1.09	136
20.96	17.25		670,678	0.96	0.30	1.00	131

NOVEMBER 1, 2009   99

Financial Highlights (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Intrepid Multi Cap Fund
Class A
Year Ended June 30, 2009	$19.88	$0.14	(e)	$(6.54)	$(6.40)	$(0.06)	$—	$(0.06)
Year Ended June 30, 2008	25.22	0.10	(e)	(4.52)	(4.42)	(0.09)	(0.83)	(0.92)
Year Ended June 30, 2007	22.30	0.11	(e)	4.47	4.58	(0.11)	(1.55)	(1.66)
January 1, 2006 through June 30, 2006 (f)	21.38	0.05	(e)	0.87	0.92	—	—	—
February 19, 2005 (g) through December 31, 2005	23.00	0.13	(e)	1.62	1.75	(0.20)	(3.17)	(3.37)

Class C
Year Ended June 30, 2009	19.65	0.07	(e)	(6.45)	(6.38)	—	—	—
Year Ended June 30, 2008	24.99	(0.02	)(e)	(4.48)	(4.50)	(0.01)	(0.83)	(0.84)
Year Ended June 30, 2007	22.17	(0.01	)(e)	4.44	4.43	(0.06)	(1.55)	(1.61)
January 1, 2006 through June 30, 2006 (f)	21.31	—	(e) (i)	0.86	0.86	—	—	—
February 19, 2005 (g) through December 31, 2005	23.00	0.05	(e)	1.60	1.65	(0.17)	(3.17)	(3.34)

Select Class
Year Ended June 30, 2009	19.97	0.18	(e)	(6.58)	(6.40)	(0.11)	—	(0.11)
Year Ended June 30, 2008	25.32	0.14	(e)	(4.52)	(4.38)	(0.14)	(0.83)	(0.97)
Year Ended June 30, 2007	22.35	0.16	(e)	4.50	4.66	(0.14)	(1.55)	(1.69)
January 1, 2006 through June 30, 2006 (f)	21.41	0.07	(e)	0.87	0.94	—	—	—
Year Ended December 31, 2005	23.25	0.22	(e)	1.33	1.55	(0.22)	(3.17)	(3.39)
Year Ended December 31, 2004	20.28	0.12		3.10	3.22	(0.11)	(0.14)	(0.25)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(e)	Calculated based upon average shares outstanding.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

(g)	Commencement of offering of class of shares.

(h)	Includes interest expense of 0.01%.

(i)	Amount rounds to less than $ 0.01.

100   J.P. MORGAN U.S. EQUITY FUNDS

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$13.42	(32.17)%	$6,582	1.25%		1.01%	2.60%	105%
19.88	(17.88)	11,456	1.25		0.43	1.80	108
25.22	21.52	12,967	1.25		0.46	1.83	89
22.30	4.30	4,335	1.25		0.46	2.39	79
21.38	7.53	697	1.25		0.67	2.05	177

13.27	(32.47)	2,384	1.75		0.49	3.07	105
19.65	(18.34)	4,904	1.76	(h)	(0.07)	2.30	108
24.99	20.92	5,408	1.75		(0.04)	2.32	89
22.17	4.04	1,424	1.75		(0.02)	2.90	79
21.31	7.09	164	1.75		0.23	2.54	177

13.46	(32.01)	1,102	1.00		1.25	2.17	105
19.97	(17.67)	5,310	1.00		0.60	1.46	108
25.32	21.88	21,877	1.00		0.69	1.59	89
22.35	4.39	15,689	1.00		0.61	2.06	79
21.41	6.59	19,617	1.00		0.93	1.70	177
23.25	16.01	18,932	1.00		0.60	1.77	99

NOVEMBER 1, 2009   101

Financial Highlights (continued)

	Per share operating performance
	Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
Market Expansion Index Fund
Class A
Year Ended June 30, 2009	$10.21	$0.09	(e)	$(3.02	)(f)	$(2.93)	$(0.08)	$(0.32)	$(0.40)
Year Ended June 30, 2008	13.58	0.08	(e)	(1.63)		(1.55)	(0.07)	(1.75)	(1.82)
Year Ended June 30, 2007	12.47	0.09	(e)	2.13		2.22	(0.09)	(1.02)	(1.11)
Year Ended June 30, 2006	12.05	0.07		1.51		1.58	(0.08)	(1.08)	(1.16)
Year Ended June 30, 2005	10.72	0.05		1.51		1.56	(0.05)	(0.18)	(0.23)

Class B
Year Ended June 30, 2009	9.97	0.03	(e)	(2.94	)(f)	(2.91)	(0.04)	(0.32)	(0.36)
Year Ended June 30, 2008	13.33	(0.01	)(e)	(1.59)		(1.60)	(0.01)	(1.75)	(1.76)
Year Ended June 30, 2007	12.28	—	(e)(h)	2.09		2.09	(0.02)	(1.02)	(1.04)
Year Ended June 30, 2006	11.89	(0.01)		1.48		1.47	— (h)	(1.08)	(1.08)
Year Ended June 30, 2005	10.61	(0.02)		1.48		1.46	— (h)	(0.18)	(0.18)

Class C
Year Ended June 30, 2009	9.63	0.03	(e)	(2.84	)(f)	(2.81)	(0.05)	(0.32)	(0.37)
Year Ended June 30, 2008	12.94	(0.01	)(e)	(1.54)		(1.55)	(0.01)	(1.75)	(1.76)
Year Ended June 30, 2007	11.96	—	(e)(h)	2.02		2.02	(0.02)	(1.02)	(1.04)
Year Ended June 30, 2006	11.60	(0.01)		1.45		1.44	— (h)	(1.08)	(1.08)
Year Ended June 30, 2005	10.36	(0.02)		1.44		1.42	— (h)	(0.18)	(0.18)

Select Class
Year Ended June 30, 2009	10.24	0.10	(e)	(3.01	)(f)	(2.91)	(0.10)	(0.32)	(0.42)
Year Ended June 30, 2008	13.61	0.11	(e)	(1.63)		(1.52)	(0.10)	(1.75)	(1.85)
Year Ended June 30, 2007	12.50	0.12	(e)	2.13		2.25	(0.12)	(1.02)	(1.14)
Year Ended June 30, 2006	12.07	0.10		1.52		1.62	(0.11)	(1.08)	(1.19)
Year Ended June 30, 2005	10.74	0.08		1.51		1.59	(0.08)	(0.18)	(0.26)

Mid Cap Equity Fund
Select Class
Year Ended June 30, 2009	28.63	0.18		(8.37)		(8.19)	(0.17)	(1.30)	(1.47)
Year Ended June 30, 2008	37.93	0.11		(2.80)		(2.69)	(0.11)	(6.50)	(6.61)
Year Ended June 30, 2007	34.51	0.12		6.13		6.25	(0.10)	(2.73)	(2.83)
January 1, 2006 to June 30, 2006 (i)	32.87	0.14	(e)	1.64		1.78	(0.14)	—	(0.14)
Year Ended December 31, 2005	33.30	0.10	(e)	3.09		3.19	(0.09)	(3.53)	(3.62)
Year Ended December 31, 2004	31.18	0.14		5.85		5.99	(0.14)	(3.73)	(3.87)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Calculated based upon average shares outstanding.

(f)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return or the net realized and unrealized gains (losses) on investments per share.

(g)	Includes a gain resulting from a payment by affiliate. The effect was less than 0.01% on total return.

(h)	Amount rounds to less than $0.01.

(i)	The Fund changed its fiscal year end from December 31 to June 30.

102   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$6.88	(28.22	)%(f)	$45,589	0.75%	1.18%	1.01%	70%
10.21	(11.79	) (g)	65,663	0.70	0.70	0.94	65
13.58	18.69		82,813	0.70	0.72	0.94	44
12.47	13.63		75,282	0.66	0.62	0.95	53
12.05	14.66		61,153	0.75	0.53	0.94	64

6.70	(28.69	)(f)	8,587	1.49	0.44	1.50	70
9.97	(12.45	) (g)	17,126	1.44	(0.05)	1.44	65
13.33	17.82		26,451	1.43	(0.03)	1.43	44
12.28	12.81		28,614	1.40	(0.12)	1.45	53
11.89	13.84		26,820	1.44	(0.17)	1.54	64

6.45	(28.75	)(f)	8,906	1.49	0.44	1.50	70
9.63	(12.43	) (g)	15,669	1.44	(0.06)	1.44	65
12.94	17.75		25,149	1.43	(0.01)	1.44	44
11.96	12.88		21,753	1.40	(0.12)	1.45	53
11.60	13.80		19,793	1.44	(0.19)	1.54	64

6.91	(28.00	)(f)	591,735	0.51	1.43	0.76	70
10.24	(11.55	)(g)	485,717	0.45	0.95	0.69	65
13.61	18.92		584,141	0.45	0.97	0.69	44
12.50	13.96		542,088	0.41	0.87	0.70	53
12.07	14.89		518,295	0.50	0.76	0.63	64

18.97	(28.02)		195,785	0.90	0.94	1.20	107
28.63	(8.19)		189,589	0.91	0.32	1.12	79
37.93	18.97		284,546	0.90	0.35	1.09	82
34.51	5.42		298,104	0.90	0.85	1.08	41
32.87	9.61		268,582	0.90	0.29	1.08	99
33.30	19.36		227,000	0.90	0.32	1.14	102

NOVEMBER 1, 2009   103

Financial Highlights (continued)

						Per share operating performance
	Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net realized gains
Mid Cap Growth Fund (e)
Class A
Year Ended June 30, 2009	$20.46	$(0.07	)(f)	$(6.33	)(g)	$(6.40)	$(0.38)
Year Ended June 30, 2008	24.89	(0.17	)(f)	(0.45)		(0.62)	(3.81)
Year Ended June 30, 2007	24.85	(0.18	)(f)	4.41		4.23	(4.19)
Year Ended June 30, 2006	23.99	(0.10)		2.97		2.87	(2.01)
Year Ended June 30, 2005	21.84	(0.20)		2.35		2.15	—

Class B
Year Ended June 30, 2009	16.45	(0.13	)(f)	(5.09	)(g)	(5.22)	(0.38)
Year Ended June 30, 2008	20.88	(0.26	)(f)	(0.36)		(0.62)	(3.81)
Year Ended June 30, 2007	21.59	(0.28	)(f)	3.76		3.48	(4.19)
Year Ended June 30, 2006	21.21	(0.70)		3.09		2.39	(2.01)
Year Ended June 30, 2005	19.44	(0.67)		2.44		1.77	—

Class C
Year Ended June 30, 2009	18.70	(0.15	)(f)	(5.78	)(g)	(5.93)	(0.38)
Year Ended June 30, 2008	23.21	(0.29	)(f)	(0.41)		(0.70)	(3.81)
Year Ended June 30, 2007	23.57	(0.31	)(f)	4.14		3.83	(4.19)
Year Ended June 30, 2006	22.98	(0.43)		3.03		2.60	(2.01)
Year Ended June 30, 2005	21.07	(0.77)		2.68		1.91	—

Select Class
Year Ended June 30, 2009	21.68	(0.03	)(f)	(6.70	)(g)	(6.73)	(0.38)
Year Ended June 30, 2008	26.10	(0.12	)(f)	(0.49)		(0.61)	(3.81)
Year Ended June 30, 2007	25.81	(0.12	)(f)	4.60		4.48	(4.19)
Year Ended June 30, 2006	24.78	0.10		2.94		3.04	(2.01)
Year Ended June 30, 2005	22.50	(0.01)		2.29		2.28	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Prior to June 27, 2009, the Fund was named JPMorgan Diversified Mid Cap Growth Fund.

(f)	Calculated based upon average shares outstanding.

(g)	Affiliates of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return and the net realized and unrealized gains (losses) on investments per share.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect was less than 0.01% on total return.

104   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$13.68	(30.97	)%(g)	$520,201	1.24%	(0.48)%	1.56%	96%
20.46	(3.22	)(h)	384,225	1.24	(0.75)	1.39	95
24.89	18.65		480,084	1.24	(0.73)	1.36	119
24.85	12.20		451,565	1.24	(0.42)	1.41	112
23.99	9.84		436,185	1.24	(0.76)	1.37	119

10.85	(31.35	)(g)	29,963	1.88	(1.14)	2.03	96
16.45	(3.90	)(h)	69,186	1.88	(1.38)	1.89	95
20.88	17.93		123,779	1.86	(1.35)	1.86	119
21.59	11.51		155,268	1.89	(1.07)	1.91	112
21.21	9.10		195,917	1.96	(1.48)	1.98	119

12.39	(31.38	)(g)	25,624	1.88	(1.13)	2.04	96
18.70	(3.85	)(h)	27,785	1.88	(1.38)	1.89	95
23.21	17.90		38,805	1.86	(1.35)	1.86	119
23.57	11.53		42,448	1.89	(1.07)	1.91	112
22.98	9.06		46,607	1.96	(1.48)	1.98	119

14.57	(30.74	)(g)	631,380	0.98	(0.23)	1.30	96
21.68	(3.02	)(h)	539,292	0.99	(0.49)	1.13	95
26.10	18.95		740,208	0.99	(0.48)	1.11	119
25.81	12.51		769,574	0.99	(0.19)	1.16	112
24.78	10.13		1,040,265	0.99	(0.50)	1.05	119

NOVEMBER 1, 2009   105

Financial Highlights (continued)

					Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Mid Cap Value Fund
Class A
Year Ended June 30, 2009	$21.91	$0.28	(f)	$(5.92)	$(5.64)	$(0.34)	$(0.69)	$(1.03)
Year Ended June 30, 2008	27.71	0.16		(3.78)	(3.62)	(0.12)	(2.06)	(2.18)
Year Ended June 30, 2007	24.73	0.17		4.21	4.38	(0.25)	(1.15)	(1.40)
January 1, 2006 through June 30, 2006 (e)	23.28	0.14		1.31	1.45	—	—	—
Year Ended December 31, 2005	22.05	0.12	(f)	1.84	1.96	(0.12)	(0.61)	(0.73)
Year Ended December 31, 2004	18.62	0.07	(f)	3.71	3.78	(0.04)	(0.31)	(0.35)

Class B
Year Ended June 30, 2009	21.39	0.20	(f)	(5.79)	(5.59)	(0.22)	(0.69)	(0.91)
Year Ended June 30, 2008	27.11	0.03		(3.69)	(3.66)	—	(2.06)	(2.06)
Year Ended June 30, 2007	24.21	0.05		4.12	4.17	(0.12)	(1.15)	(1.27)
January 1, 2006 through June 30, 2006 (e)	22.86	0.08		1.27	1.35	—	—	—
Year Ended December 31, 2005	21.66	—	(f) (g)	1.81	1.81	—	(0.61)	(0.61)
Year Ended December 31, 2004	18.37	(0.06)		3.66	3.60	—	(0.31)	(0.31)

Class C
Year Ended June 30, 2009	21.45	0.20	(f)	(5.80)	(5.60)	(0.22)	(0.69)	(0.91)
Year Ended June 30, 2008	27.17	0.04		(3.70)	(3.66)	—	(2.06)	(2.06)
Year Ended June 30, 2007	24.26	0.05		4.13	4.18	(0.12)	(1.15)	(1.27)
January 1, 2006 through June 30, 2006 (e)	22.90	0.08		1.28	1.36	—	—	—
Year Ended December 31, 2005	21.70	—	(f) (g)	1.81	1.81	— (g)	(0.61)	(0.61)
Year Ended December 31, 2004	18.41	(0.06	)(f)	3.66	3.60	—	(0.31)	(0.31)

Select Class
Year Ended June 30, 2009	22.14	0.34	(f)	(6.01)	(5.67)	(0.44)	(0.69)	(1.13)
Year Ended June 30, 2008	27.96	0.27		(3.85)	(3.58)	(0.18)	(2.06)	(2.24)
Year Ended June 30, 2007	24.93	0.27		4.22	4.49	(0.31)	(1.15)	(1.46)
January 1, 2006 to June 30, 2006 (e)	23.44	0.17		1.32	1.49	—	—	—
Year Ended December 31, 2005	22.18	0.18	(f)	1.85	2.03	(0.16)	(0.61)	(0.77)
Year Ended December 31, 2004	18.70	0.12	(f)	3.74	3.86	(0.07)	(0.31)	(0.38)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from December 31 to June 30.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

106   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$15.24	(25.49)%	$1,600,044	1.25%	1.71%	1.42%	47%
21.91	(13.70)	2,661,377	1.25	0.66	1.42	31
27.71	18.21	3,822,632	1.25	0.71	1.35	45
24.73	6.23	3,001,515	1.25	1.15	1.39	20
23.28	8.87	2,822,767	1.25	0.54	1.39	45
22.05	20.32	1,333,000	1.25	0.34	1.60	41

14.89	(25.89)	108,114	1.75	1.21	1.92	47
21.39	(14.14)	163,091	1.75	0.15	1.92	31
27.11	17.65	237,745	1.75	0.20	1.85	45
24.21	5.91	229,998	1.75	0.64	1.89	20
22.86	8.36	233,396	1.77	(0.01)	1.89	45
21.66	19.60	173,000	1.90	(0.32)	2.10	41

14.94	(25.88)	299,956	1.75	1.20	1.92	47
21.45	(14.11)	523,722	1.75	0.14	1.92	31
27.17	17.64	818,261	1.75	0.20	1.85	45
24.26	5.94	790,689	1.75	0.64	1.89	20
22.90	8.34	822,366	1.76	0.01	1.89	45
21.70	19.56	483,000	1.90	(0.31)	2.10	41

15.34	(25.31)	766,965	1.00	2.05	1.18	47
22.14	(13.46)	721,777	1.00	0.90	1.16	31
27.96	18.49	1,183,839	1.00	0.95	1.10	45
24.93	6.36	1,255,960	1.00	1.40	1.14	20
23.44	9.16	1,222,881	1.00	0.80	1.13	45
22.18	20.67	485,000	1.00	0.60	1.20	41

NOVEMBER 1, 2009   107

Financial Highlights (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions	Redemption fees
Multi-Cap Market Neutral Fund
Class A
Year Ended June 30, 2009	$10.23	$(0.08	)(c)	$0.06	$(0.02)	$—	$—	$—	$—	$—
Year Ended June 30, 2008	11.24	0.28	(c)	(0.74)	(0.46)	(0.54)	—	(0.01)	(0.55)	—
Year Ended June 30, 2007	10.98	0.37		0.20	0.57	(0.31)	—	—	(0.31)	—
Year Ended June 30, 2006	10.93	0.26		0.28	0.54	(0.17)	(0.32)	—	(0.49)	—	(d)
Year Ended June 30, 2005	10.61	0.04		0.40	0.44	—	(0.12)	—	(0.12)	—

Class B
Year Ended June 30, 2009	10.10	(0.15	)(c)	0.06	(0.09)	—	—	—	—	—
Year Ended June 30, 2008	11.07	0.17	(c)	(0.70)	(0.53)	(0.43)	—	(0.01)	(0.44)	—
Year Ended June 30, 2007	10.80	0.29		0.20	0.49	(0.22)	—	—	(0.22)	—
Year Ended June 30, 2006	10.76	0.17		0.28	0.45	(0.09)	(0.32)	—	(0.41)	—	(d)
Year Ended June 30, 2005	10.53	(0.02)		0.37	0.35	—	(0.12)	—	(0.12)	—

Class C
Year Ended June 30, 2009	10.12	(0.15	)(c)	0.05	(0.10)	—	—	—	—	—
Year Ended June 30, 2008	11.07	0.19	(c)	(0.71)	(0.52)	(0.42)	—	(0.01)	(0.43)	—
Year Ended June 30, 2007	10.80	0.29		0.20	0.49	(0.22)	—	—	(0.22)	—
Year Ended June 30, 2006	10.77	0.17		0.27	0.44	(0.09)	(0.32)	—	(0.41)	—	(d)
Year Ended June 30, 2005	10.53	(0.01)		0.37	0.36	—	(0.12)	—	(0.12)	—

Select Class
Year Ended June 30, 2009	10.27	(0.05	)(c)	0.05	— (d)	—	—	—	—	—
Year Ended June 30, 2008	11.31	0.30	(c)	(0.73)	(0.43)	(0.60)	—	(0.01)	(0.61)	—
Year Ended June 30, 2007	11.04	0.36		0.25	0.61	(0.34)	—	—	(0.34)	—
Year Ended June 30, 2006	10.99	0.24		0.32	0.56	(0.19)	(0.32)	—	(0.51)	—	(d)
Year Ended June 30, 2005	10.64	0.07		0.40	0.47	—	(0.12)	—	(0.12)	—

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(c)	Calculated based upon average shares outstanding.

(d)	Amount rounds to less than $0.01.

(e)	Commencing June 30, 2009, the Fund will present portfolio turnovers in two ways, one including short sales and the other excluding short sales. For periods prior to June 30, 2009, the Fund’s portfolio turnover calculation excluded short sales.

108   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
		Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (including dividend expense for securities sold short) (b)	Net expenses (excluding dividend expense for securities sold short) (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend expense for securities sold short)	Expenses without waivers, reimbursements and earnings credits (excluding dividend expense for securities sold short)	Portfolio turnover rate (excluding short sales) (e)	Portfolio turnover rate (including short sales) (e)

$10.21	(0.20)%	$67,884	2.84%	1.50%	(0.79)%	3.29%	1.95%	175%	350%
10.23	(4.00)	77,838	2.52	1.51	2.62	2.94	1.93	116	—
11.24	5.27	204,059	2.69	1.50	3.32	3.10	1.91	96	—
10.98	5.14	190,855	2.60	1.50	2.38	3.02	1.92	121	—
10.93	4.23	197,816	2.39	1.50	0.58	2.75	1.86	198	—

10.01	(0.89)	12,766	3.59	2.25	(1.55)	3.79	2.45	175	350
10.10	(4.77)	16,402	3.28	2.26	1.66	3.45	2.43	116	—
11.07	4.56	24,974	3.44	2.25	2.60	3.60	2.41	96	—
10.80	4.33	28,129	3.35	2.25	1.63	3.52	2.42	121	—
10.76	3.40	32,280	3.17	2.28	(0.28)	3.36	2.47	198	—

10.02	(0.99)	61,467	3.59	2.25	(1.54)	3.79	2.45	175	350
10.12	(4.71)	90,603	3.28	2.26	1.79	3.45	2.43	116	—
11.07	4.56	187,546	3.44	2.25	2.60	3.60	2.41	96	—
10.80	4.25	200,403	3.35	2.25	1.61	3.52	2.42	121	—
10.77	3.50	243,243	3.15	2.26	(0.24)	3.35	2.46	198	—

10.27	0.00	528,478	2.59	1.25	(0.45)	3.04	1.70	175	350
10.27	(3.73)	933,631	2.27	1.25	2.79	2.69	1.67	116	—
11.31	5.59	1,852,145	2.44	1.25	3.55	2.85	1.66	96	—
11.04	5.36	1,457,434	2.35	1.25	2.71	2.77	1.67	121	—
10.99	4.50	991,169	2.14	1.25	0.78	2.44	1.55	198	—

NOVEMBER 1, 2009   109

Financial Highlights (continued)

							Per share operating performance
	Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
Small Cap Core Fund
Select Class
Year Ended June 30, 2009	$35.77	$0.27		$(10.26	)(g)(h)	$(9.99)	$(0.14)	$(2.36)	$(2.50)
Year Ended June 30, 2008	51.34	0.34		(9.43)		(9.09)	(0.27)	(6.21)	(6.48)
Year Ended June 30, 2007	47.21	0.25		7.07		7.32	(0.22)	(2.97)	(3.19)
January 1, 2006 to June 30, 2006 (e)	43.99	0.09		3.13		3.22	—	—	—
Year Ended December 31, 2005	43.46	0.18		1.52		1.70	(0.19)	(0.98)	(1.17)
Year Ended December 31, 2004	44.39	0.09		9.51		9.60	(0.07)	(10.46)	(10.53)

Small Cap Equity Fund
Class A
Year Ended June 30, 2009	27.42	(0.03	)(i)	(3.80)		(3.83)	—	—	—
Year Ended June 30, 2008	33.16	0.05	(i)	(3.91)		(3.86)	(0.12)	(1.76)	(1.88)
Year Ended June 30, 2007	28.30	0.13	(i)	6.01		6.14	— (j)	(1.28)	(1.28)
January 1, 2006 through June 30, 2006 (e)	26.30	(0.01	)(i)	2.01		2.00	—	—	—
Year Ended December 31, 2005	26.44	(0.08	)(i)	3.36		3.28	—	(3.42)	(3.42)
Year Ended December 31, 2004	24.11	(0.17	)(i)	6.33		6.16	—	(3.83)	(3.83)

Class B
Year Ended June 30, 2009	23.90	(0.12	)(i)	(3.32)		(3.44)	—	—	—
Year Ended June 30, 2008	29.17	(0.08	)(i)	(3.43)		(3.51)	—	(1.76)	(1.76)
Year Ended June 30, 2007	25.16	(0.03	)(i)	5.32		5.29	—	(1.28)	(1.28)
January 1, 2006 through June 30, 2006 (e)	23.44	(0.07	)(i)	1.79		1.72	—	—	—
Year Ended December 31, 2005	24.01	(0.20	)(i)	3.05		2.85	—	(3.42)	(3.42)
Year Ended December 31, 2004	22.34	(0.34	)(i)	5.84		5.50	—	(3.83)	(3.83)

Class C
Year Ended June 30, 2009	23.86	(0.12	)(i)	(3.32)		(3.44)	—	—	—
Year Ended June 30, 2008	29.15	(0.08	)(i)	(3.43)		(3.51)	(0.02)	(1.76)	(1.78)
Year Ended June 30, 2007	25.14	(0.02	)(i)	5.31		5.29	—	(1.28)	(1.28)
January 1, 2006 through June 30, 2006 (e)	23.43	(0.06	)(i)	1.77		1.71	—	—	—
February 1, 2006 (f) through December 31, 2005	24.08	(0.14	)(i)	2.91		2.77	—	(3.42)	(3.42)

Select Class
Year Ended June 30, 2009	29.68	0.04	(i)	(4.11)		(4.07)	(0.03)	—	(0.03)
Year Ended June 30, 2008	35.71	0.15	(i)	(4.22)		(4.07)	(0.20)	(1.76)	(1.96)
Year Ended June 30, 2007	30.38	0.25	(i)	6.45		6.70	(0.09)	(1.28)	(1.37)
January 1, 2006 to June 30, 2006 (e)	28.17	0.06	(i)	2.15		2.21	—	—	—
Year Ended December 31, 2005	27.96	0.05	(i)	3.58		3.63	—	(3.42)	(3.42)
Year Ended December 31, 2004	25.18	(0.05	)(i)	6.66		6.61	—	(3.83)	(3.83)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from December 31 to June 30.

(f)	Commencement of offering of class of shares.

(g)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. Without this payment, the total return would have been (27.69)%, and the net and unrealized gains (losses) on investments per share would have been $(10.27).

(h)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the total return would have been (27.78)%, and the net realized and unrealized gains (losses) on investments per share would have been $(10.30).

(i)	Calculated based upon average shares outstanding.

(j)	Amount rounds to less than $0.01.

110   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$23.28	(27.66	)%(g)(h)	$337,981	0.80%	0.96%	1.10%	42%
35.77	(18.23)		558,129	0.80	0.77	1.07	35
51.34	15.99		1,016,826	0.80	0.49	1.08	37
47.21	7.32		1,105,086	0.80	0.37	1.04	24
43.99	3.90		815,905	0.80	0.39	1.06	37
43.46	22.31		904,000	0.64	0.25	1.12	170

23.59	(13.97)		372,525	1.30	(0.13)	1.44	45
27.42	(11.80)		405,375	1.25	0.18	1.40	52
33.16	22.23		522,428	1.15	0.41	1.39	26
28.30	7.60		284,104	1.28	(0.05)	1.36	21
26.30	12.39		209,321	1.35	(0.28)	1.41	70
26.44	26.13		129,000	1.38	(0.66)	1.62	44

20.46	(14.39)		13,711	1.80	(0.64)	1.94	45
23.90	(12.21)		21,212	1.75	(0.32)	1.90	52
29.17	21.60		30,769	1.65	(0.10)	1.89	26
25.16	7.34		22,370	1.78	(0.55)	1.86	21
23.44	11.85		17,106	1.87	(0.83)	1.91	70
24.01	25.22		17,000	2.12	(1.43)	2.12	44

20.42	(14.42)		30,661	1.80	(0.64)	1.94	45
23.86	(12.21)		45,375	1.75	(0.32)	1.90	52
29.15	21.61		64,603	1.65	(0.07)	1.89	26
25.14	7.30		22,209	1.77	(0.51)	1.86	21
23.43	11.48		10,678	1.85	(0.49)	1.91	70

25.58	(13.69)		603,628	1.00	0.17	1.19	45
29.68	(11.54)		644,973	0.94	0.48	1.15	52
35.71	22.58		875,737	0.85	0.74	1.14	26
30.38	7.85		358,568	0.85	0.38	1.11	21
28.17	12.98		243,437	0.85	0.18	1.14	70
27.96	26.81		211,000	0.85	(0.17)	1.11	44

NOVEMBER 1, 2009   111

Financial Highlights (continued)

							Per share operating performance
	Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net realized gains
Small Cap Growth Fund
Class A
Year Ended June 30, 2009	$8.94	$(0.04	)(c)	$(2.10	)(d)	$(2.14)	$—
Year Ended June 30, 2008	11.98	(0.06	)(c)	(1.28)		(1.34)	(1.70)
Year Ended June 30, 2007	11.91	(0.07	)(c)	1.93		1.86	(1.79)
Year Ended June 30, 2006	12.54	(0.08)		2.03		1.95	(2.58)
Year Ended June 30, 2005	11.73	(0.11)		0.98		0.87	(0.06)

Class B
Year Ended June 30, 2009	7.52	(0.07	)(c)	(1.78	)(d)	(1.85)	—
Year Ended June 30, 2008	10.41	(0.11	)(c)	(1.08)		(1.19)	(1.70)
Year Ended June 30, 2007	10.62	(0.13	)(c)	1.71		1.58	(1.79)
Year Ended June 30, 2006	11.50	(0.23)		1.93		1.70	(2.58)
Year Ended June 30, 2005	10.84	(0.23)		0.95		0.72	(0.06)

Class C
Year Ended June 30, 2009	7.84	0.07	(c)	(1.85	)(d)	(1.92)	—
Year Ended June 30, 2008	10.78	(0.11	)(c)	(1.13)		(1.24)	(1.70)
Year Ended June 30, 2007	10.94	(0.13	)(c)	1.76		1.63	(1.79)
Year Ended June 30, 2006	11.77	(0.09)		1.84		1.75	(2.58)
Year Ended June 30, 2005	11.09	(0.15)		0.89		0.74	(0.06)

Select Class
Year Ended June 30, 2009	9.30	(0.03	)(c)	(2.19	)(d)	(2.22)	—
Year Ended June 30, 2008	12.37	(0.04	)(c)	(1.33)		(1.37)	(1.70)
Year Ended June 30, 2007	12.21	(0.05	)(c)	2.00		1.95	(1.79)
Year Ended June 30, 2006	12.77	(0.07)		2.09		2.02	(2.58)
Year Ended June 30, 2005	11.91	(0.06)		0.98		0.92	(0.06)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(c)	Calculated based upon average shares outstanding.

(d)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return or the net realized and unrealized gains (losses) on investments per share.

(e)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

112   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)		Net assets end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$6.80	(23.94	)%(d)	$107,591	1.25%	(0.55)%	1.58%	83%
8.94	(12.93	)(e)	120,723	1.25	(0.56)	1.39	71
11.98	16.90		108,013	1.25	(0.65)	1.36	86
11.91	16.96		90,963	1.25	(0.82)	1.39	97
12.54	7.40		82,281	1.24	(0.78)	1.36	129

5.67	(24.60	)(d)	7,967	1.85	(1.15)	2.06	83
7.52	(13.48	)(e)	13,420	1.85	(1.18)	1.89	71
10.41	16.26		20,719	1.84	(1.25)	1.86	86
10.62	16.25		24,434	1.85	(1.43)	1.89	97
11.50	6.62		28,918	1.94	(1.48)	1.96	129

5.92	(24.49	)(d)	14.396	1.85	(1.15)	2.07	83
7.84	(13.49	)(e)	18,615	1.85	(1.17)	1.89	71
10.78	16.25		20,280	1.84	(1.24)	1.86	86
10.94	16.31		16,589	1.85	(1.42)	1.89	97
11.77	6.65		12,794	1.93	(1.47)	1.95	129

7.08	(23.87	)(d)	87,612	1.00	(0.31)	1.30	83
9.30	(12.74	)(e)	201,462	1.00	(0.34)	1.13	71
12.37	17.25		373,174	1.00	(0.40)	1.11	86
12.21	17.25		382,257	1.00	(0.58)	1.14	97
12.77	7.62		460,265	0.99	(0.53)	1.04	129

NOVEMBER 1, 2009   113

Financial Highlights (continued)

						Per share operating performance
	Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
Small Cap Value Fund
Class A
Year Ended June 30, 2009	$17.45	$0.18	(c)	$(4.93	)(d)	$(4.75)	$(0.21)	$(1.03)	$(1.24)
Year Ended June 30, 2008	24.56	0.17	(c)	(4.61)		(4.44)	(0.16)	(2.51)	(2.67)
Year Ended June 30, 2007	23.89	0.11	(c)	3.70		3.81	(0.14)	(3.00)	(3.14)
Year Ended June 30, 2006	25.00	0.11	(c)	3.11		3.22	(0.13)	(4.20)	(4.33)
Year Ended June 30, 2005	24.38	0.13		2.78		2.91	(0.11)	(2.18)	(2.29)

Class B
Year Ended June 30, 2009	15.72	0.09	(c)	(4.45	)(d)	(4.36)	(0.16)	(1.03)	(1.19)
Year Ended June 30, 2008	22.47	0.03	(c)	(4.18)		(4.15)	(0.09)	(2.51)	(2.60)
Year Ended June 30, 2007	22.13	(0.03	)(c)	3.40		3.37	(0.03)	(3.00)	(3.03)
Year Ended June 30, 2006	23.49	(0.04	)(c)	2.90		2.86	(0.02)	(4.20)	(4.22)
Year Ended June 30, 2005	23.11	(0.09)		2.68		2.59	(0.03)	(2.18)	(2.21)

Class C
Year Ended June 30, 2009	15.61	0.09	(c)	(4.41	)(d)	(4.32)	(0.16)	(1.03)	(1.19)
Year Ended June 30, 2008	22.34	0.03	(c)	(4.16)		(4.13)	(0.09)	(2.51)	(2.60)
Year Ended June 30, 2007	22.02	(0.03	)(c)	3.39		3.36	(0.04)	(3.00)	(3.04)
Year Ended June 30, 2006	23.39	(0.04	)(c)	2.89		2.85	(0.02)	(4.20)	(4.22)
Year Ended June 30, 2005	23.02	(0.08)		2.66		2.58	(0.03)	(2.18)	(2.21)

Select Class
Year Ended June 30, 2009	18.09	0.22	(c)	(5.11	)(d)	(4.89)	(0.23)	(1.03)	(1.26)
Year Ended June 30, 2008	25.33	0.22	(c)	(4.75)		(4.53)	(0.20)	(2.51)	(2.71)
Year Ended June 30, 2007	24.55	0.18	(c)	3.79		3.97	(0.19)	(3.00)	(3.19)
Year Ended June 30, 2006	25.57	0.17	(c)	3.20		3.37	(0.19)	(4.20)	(4.39)
Year Ended June 30, 2005	24.87	0.21		2.83		3.04	(0.16)	(2.18)	(2.34)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.

(c)	Calculated based upon average shares outstanding.

(d)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return or the net realized and unrealized gains (losses) on investments per share.

(e)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

114   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)		Net assets end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$11.46	(26.91	)%(d)	$108,414	1.25%	1.42%	1.55%	33%
17.45	(18.44	)(e)	155,745	1.25	0.82	1.41	35
24.56	16.73		208,767	1.24	0.47	1.35	38
23.89	14.07		164,506	1.25	0.43	1.36	45
25.00	12.20		149,283	1.25	0.53	1.37	57

10.17	(27.42	)(d)	10,614	1.86	0.79	2.04	33
15.72	(18.93	)(e)	19,488	1.87	0.18	1.91	35
22.47	16.02		33,326	1.84	(0.14)	1.85	38
22.13	13.36		34,158	1.85	(0.18)	1.86	45
23.49	11.42		34,648	1.94	(0.17)	1.96	57

10.10	(27.34	)(d)	17,402	1.86	0.79	2.04	33
15.61	(18.95	)(e)	30,533	1.87	0.18	1.91	35
22.34	16.03		53,186	1.84	(0.13)	1.85	38
22.02	13.38		47,012	1.85	(0.18)	1.86	45
23.39	11.42		44,749	1.92	(0.17)	1.95	57

11.94	(26.72	)(d)	201,486	1.00	1.64	1.30	33
18.09	(18.24	)(e)	350,596	1.00	1.05	1.16	35
25.33	16.98		592,724	0.99	0.71	1.10	38
24.55	14.37		587,203	1.00	0.68	1.11	45
25.57	12.50		611,925	0.98	0.75	1.02	57

NOVEMBER 1, 2009   115

Financial Highlights (continued)

						Per share operating performance
	Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions
Strategic Small Cap Value Fund
Class A
Year Ended June 30, 2009	$12.53	$0.03	(h)	$(3.21)		$(3.18)	$(0.02)	$(0.07)	$(0.09)
Year Ended June 30, 2008	17.63	0.02	(h)	(4.56)		(4.54)	—	(0.56)	(0.56)
Year Ended June 30, 2007	15.09	(0.02)		2.74		2.72	(0.03)	(0.15)	(0.18)
February 28, 2006 (e) through June 30, 2006	15.00	(0.01	)(h)	0.10		0.09	—	—	—

Class C
Year Ended June 30, 2009	12.38	(0.02	)(h)	(3.16)		(3.18)	—	(0.07)	(0.07)
Year Ended June 30, 2008	17.54	(0.05	)(h)	(4.55)		(4.60)	—	(0.56)	(0.56)
Year Ended June 30, 2007	15.06	(0.09)		2.72		2.63	—	(0.15)	(0.15)
February 28, 2006 (e) through June 30, 2006	15.00	(0.03	)(h)	0.09		0.06	—	—	—

Select Class
Year Ended June 30, 2009	12.59	0.06	(h)	(3.23)		(3.17)	(0.05)	(0.07)	(0.12)
Year Ended June 30, 2008	17.65	0.05	(h)	(4.55)		(4.50)	—	(0.56)	(0.56)
Year Ended June 30, 2007	15.10	0.01		2.75		2.76	(0.06)	(0.15)	(0.21)
February 28, 2006 (e) through June 30, 2006	15.00	0.01	(h)	0.09		0.10	—	—	—

U.S. Small Company Fund
Class A
Year Ended June 30, 2009	8.37	0.05	(h)	(2.17	)(i)	(2.12)	(0.02)	(0.06)	(0.08)
November 2, 2007 (f) through June 30, 2008	9.73	0.03	(h)	(1.14)		(1.11)	(0.08)	(0.17)	(0.25)

Class C
Year Ended June 30, 2009	8.34	0.02	(h)	(2.16	)(i)	(2.14)	— (j)	(0.06)	(0.06)
November 2, 2007 (f) through June 30, 2008	9.73	—	(h)(j)	(1.14)		(1.14)	(0.08)	(0.17)	(0.25)

Select Class
Year Ended June 30, 2009	8.40	0.07	(h)	(2.17	)(i)	(2.10)	(0.02)	(0.06)	(0.08)
Year Ended June 30, 2008	14.03	0.06	(h)	(2.33)		(2.27)	(0.06)	(3.30)	(3.36)
Year Ended June 30, 2007	13.89	0.04	(h)	2.02		2.06	(0.05)	(1.87)	(1.92)
January 1, 2006 to June 30, 2006 (g)	12.94	0.01		0.94		0.95	—	—	—
Year Ended December 31, 2005	13.78	0.02		0.57		0.59	(0.01)	(1.42)	(1.43)
Year Ended December 31, 2004	13.90	(0.03	)(h)	1.91		1.88	—	(2.00)	(2.00)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Commencement of operations.

(f)	Commencement of offering of class of shares.

(g)	The Fund changed its fiscal year end from December 31 to June 30.

(h)	Calculated based upon average shares outstanding.

(i)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the total returns would have been (26.15)%, (26,47)%, (25.81)% and (25.88)%, and the net realized and unrealized gains (losses) on investments per share would have been $(2.24), $(2.23), $(2.24) and $(2.25) for Class A, Class C, Institutional Class and Select Class Shares, respectively.

(j)	Amount rounds to less than $0.01.

(k)	Includes interest expense of 0.01%.

116   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$9.26	(25.26)%		$574	1.60%		0.33%	4.73%	168%
12.53	(26.13)		642	1.60		0.12	3.81	109
17.63	18.12		654	1.60		(0.15)	4.88	103
15.09	0.60		503	1.60		(0.15)	6.50	28

9.13	(25.60)		399	2.10		(0.16)	5.04	168
12.38	(26.61)		479	2.10		(0.37)	4.33	109
17.54	17.57		633	2.10		(0.65)	5.38	103
15.06	0.40		502	2.10		(0.65)	7.00	28

9.30	(25.01)		2,913	1.35		0.58	4.34	168
12.59	(25.87)		3,600	1.35		0.35	3.59	109
17.65	18.43		4,845	1.35		0.09	4.63	103
15.10	0.67		4,026	1.35		0.10	6.25	28

6.17	(25.30	)(i)	240	1.26		0.75	1.70	52
8.37	(11.51)		149	1.26		0.56	1.62	130

6.14	(25.62	)(i)	94	1.76		0.27	2.20	52
8.34	(11.82)		45	1.75		0.03	2.18	130

6.22	(24.92	)(i)	20,698	1.01		1.00	1.44	52
8.40	(19.62)		34,092	1.02	(k)	0.59	1.33	130
14.03	15.87		81,115	1.01		0.31	1.14	46
13.89	7.34		95,318	1.01		0.18	1.17	22
12.94	4.18		102,003	1.01		0.18	1.14	32
13.78	13.73		119,000	1.01		(0.18)	1.15	129

NOVEMBER 1, 2009   117

Financial Highlights (continued)

	Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period
Value Advantage Fund
Class A
Year Ended June 30, 2009	$16.38	$0.30	(g)	$(4.40)	$(4.10)	$(0.20)	$(0.07)	$(0.27)	$12.01
Year Ended June 30, 2008	20.45	0.35		(3.19)	(2.84)	(0.24)	(0.99)	(1.23)	16.38
Year Ended June 30, 2007	17.17	0.26	(g)	3.42	3.68	(0.12)	(0.28)	(0.40)	20.45
January 1, 2006 through June 30, 2006 (f)	15.88	0.10	(g)	1.19	1.29	—	—	—	17.17
February 28, 2005 (e) through December 31, 2005	15.00	0.13	(g)	0.99	1.12	(0.06)	(0.18)	(0.24)	15.88

Class C
Year Ended June 30, 2009	16.25	0.23	(g)	(4.34)	(4.11)	(0.10)	(0.07)	(0.17)	11.97
Year Ended June 30, 2008	20.31	0.26		(3.18)	(2.92)	(0.15)	(0.99)	(1.14)	16.25
Year Ended June 30, 2007	17.10	0.17	(g)	3.38	3.55	(0.06)	(0.28)	(0.34)	20.31
January 1, 2006 through June 30, 2006 (f)	15.85	0.05	(g)	1.20	1.25	—	—	—	17.10
February 28, 2005 (e) through December 31, 2005	15.00	0.06	(g)	1.00	1.06	(0.03)	(0.18)	(0.21)	15.85

Select Class
Year Ended June 30, 2009	16.44	0.34	(g)	(4.42)	(4.08)	(0.25)	(0.07)	(0.32)	12.04
Year Ended June 30, 2008	20.52	0.37		(3.17)	(2.80)	(0.29)	(0.99)	(1.28)	16.44
Year Ended June 30, 2007	17.22	0.31	(g)	3.43	3.74	(0.16)	(0.28)	(0.44)	20.52
January 1, 2006 through June 30, 2006 (f)	15.91	0.12	(g)	1.19	1.31	—	—	—	17.22
March 1, 2005 (e) to December 31, 2005	15.00	0.15	(g)	1.01	1.16	(0.07)	(0.18)	(0.25)	15.91

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	Commencement of operations.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

(g)	Calculated based upon average shares outstanding.

118   J.P. MORGAN U.S. EQUITY FUNDS

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

(24.82)%	$112,739	1.25%	2.45%	1.50%	70%
(14.42)	152,696	1.25	1.87	1.43	103
21.58	201,151	1.25	1.36	1.41	77
8.12	77,691	1.25	1.16	1.67	55
7.46	45,163	1.25	1.02	1.82	90

(25.19)	97,723	1.75	1.86	1.99	70
(14.86)	182,093	1.75	1.36	1.93	103
20.93	247,794	1.75	0.87	1.91	77
7.89	83,777	1.75	0.64	2.17	55
7.03	55,875	1.75	0.47	2.39	90

(24,62)	51,000	1.00	2.75	1.25	70
(14.19)	49,262	1.00	2.18	1.18	103
21.89	36,884	1.00	1.62	1.16	77
8.23	5,275	1.00	1.42	1.42	55
7.71	3,107	1.00	1.14	1.87	90

NOVEMBER 1, 2009   119

Legal Proceedings and Additional Fee and Expense Information

LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION
AFFECTING THE JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

On June 26, 2009, Mid Cap Value Fund acquired the assets and liabilities of a series of One Group Mutual Funds (now known as JPMT II). The following disclosure is applicable to any JPMT II Fund or those Funds that acquired the assets and liabilities of a series of One Group Mutual Funds.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMorgan Investment Advisors Inc., entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the ‘SEC Order’) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period commencing September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

The following information is provided with respect to the Funds which are series of JPMorgan Trust II and which were former series of One Group Mutual Funds. The settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). None of the Funds in this Prospectus were Reduced Rate Funds. “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIA that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIA and/or its affiliates, as applicable.

120   J.P. MORGAN U.S. EQUITY FUNDS

The table below shows the ratios for Class A, Class B, Class C and Select Class Shares of the Funds offered in this prospectus.

	Class	Net Expense Ratio	Gross Expense Ratio
Intrepid Mid Cap Fund	A	1.24%	1.55%
	B	1.99%	2.04%
	C	1.99%	2.05%
	Select	0.99%	1.30%

Market Expansion Index Fund	A	0.83%	1.02%
	B	1.51%	1.51%
	C	1.51%	1.51%
	Select	0.58%	0.77%

Mid Cap Growth Fund	A	1.24%	1.56%
	B	1.77%	2.03%
	C	1.77%	2.04%
	Select	0.93%	1.30%

Mid Cap Value Fund	A	1.25%	1.43%
	B	1.76%	1.93%
	C	1.76%	1.93%
	Select	1.00%	1.19%

Multi-Cap Market Neutral Fund	A	3.11%	3.31%
	B	3.81%	3.81%
	C	3.81%	3.81%
	Select	2.86%	3.06%

Small Cap Growth Fund	A	1.26%	1.59%
	B	1.88%	2.07%
	C	1.88%	2.08%
	Select	1.01%	1.31%

Small Cap Value Fund	A	1.26%	1.56%
	B	2.01%	2.05%
	C	2.01%	2.05%
	Select	1.01%	1.31%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 11/1/09, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

NOVEMBER 1, 2009   121

Legal Proceedings and Additional Fee and Expense Information (continued)

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended October 31 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

122   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Mid Cap Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$645	–0.51%	–1.69%	–1.69%	$202	5.00%	3.01%	3.01%
October 31, 2011	155	4.46	1.70	3.45	214	10.25	6.05	2.95
October 31, 2012	160	9.68	5.21	3.45	221	15.76	9.18	2.95
October 31, 2013	166	15.17	8.84	3.45	227	21.55	12.40	2.95
October 31, 2014	172	20.93	12.60	3.45	234	27.63	15.71	2.95
October 31, 2015	178	26.97	16.48	3.45	241	34.01	19.13	2.95
October 31, 2016	184	33.32	20.50	3.45	248	40.71	22.64	2.95
October 31, 2017	190	39.99	24.66	3.45	255	47.75	26.26	2.95
October 31, 2018	197	46.99	28.96	3.45	263	55.13	29.98	2.95
October 31, 2019	203	54.34	33.41	3.45	270	62.89	33.82	2.95

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2010) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$302	4.00%	2.01%	2.01%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2010	$202	$702	5.00%	0.00%	3.01%	–1.99%	3.01%	–1.99%
October 31, 2011	213	613	10.25	6.25	6.06	2.06	2.96	–0.92
October 31, 2012	220	520	15.76	12.76	9.20	6.20	2.96	0.13
October 31, 2013	226	526	21.55	18.55	12.43	9.43	2.96	0.21
October 31, 2014	233	433	27.63	25.63	15.76	13.76	2.96	1.18
October 31, 2015	240	340	34.01	33.01	19.19	18.19	2.96	2.10
October 31, 2016	247	247	40.71	40.71	22.71	22.71	2.96	2.96
October 31, 2017	254	254	47.75	47.75	26.35	26.35	2.96	2.96
October 31, 2018	199	199	55.13	55.13	30.70	30.70	3.45	3.45
October 31, 2019	206	206	62.89	62.89	35.21	35.21	3.45	3.45

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

NOVEMBER 1, 2009   123

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Intrepid Mid Cap Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$101	5.00%	4.01%	4.01%
October 31, 2011	138	10.25	7.86	3.70
October 31, 2012	143	15.76	11.85	3.70
October 31, 2013	148	21.55	15.99	3.70
October 31, 2014	154	27.63	20.28	3.70
October 31, 2015	159	34.01	24.73	3.70
October 31, 2016	165	40.71	29.34	3.70
October 31, 2017	171	47.75	34.13	3.70
October 31, 2018	178	55.13	39.09	3.70
October 31, 2019	184	62.89	44.24	3.70

JPMorgan Market Expansion Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$605	–0.51%	–1.30%	–1.30%	$154	5.00%	3.49%	3.49%
October 31, 2011	103	4.46	2.63	3.98	159	10.25	7.10	3.49
October 31, 2012	107	9.68	6.71	3.98	165	15.76	10.84	3.49
October 31, 2013	111	15.17	10.96	3.98	170	21.55	14.71	3.49
October 31, 2014	115	20.93	15.38	3.98	176	27.63	18.71	3.49
October 31, 2015	120	26.97	19.97	3.98	182	34.01	22.85	3.49
October 31, 2016	125	33.32	24.74	3.98	189	40.71	27.14	3.49
October 31, 2017	130	39.99	29.71	3.98	195	47.75	31.58	3.49
October 31, 2018	135	46.99	34.87	3.98	202	55.13	36.17	3.49
October 31, 2019	140	54.34	40.24	3.98	209	62.89	40.92	3.49

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2010) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$254	4.00%	2.49%	2.49%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2010	$154	$654	5.00%	0.00%	3.49%	–1.51%	3.49%	–1.51%
October 31, 2011	159	559	10.25	6.25	7.10	3.10	3.49	–0.38
October 31, 2012	165	465	15.76	12.76	10.84	7.84	3.49	0.69
October 31, 2013	170	470	21.55	18.55	14.71	11.71	3.49	0.78
October 31, 2014	176	376	27.63	25.63	18.71	16.71	3.49	1.75
October 31, 2015	182	282	34.01	33.01	22.85	21.85	3.49	2.65
October 31, 2016	189	189	40.71	40.71	27.14	27.14	3.49	3.49
October 31, 2017	195	195	47.75	47.75	31.58	31.58	3.49	3.49
October 31, 2018	137	137	55.13	55.13	36.82	36.82	3.98	3.98
October 31, 2019	142	142	62.89	62.89	42.26	42.26	3.98	3.98

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

124   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Market Expansion Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$59	5.00%	4.42%	4.42%
October 31, 2011	82	10.25	8.84	4.23
October 31, 2012	86	15.76	13.44	4.23
October 31, 2013	89	21.55	18.24	4.23
October 31, 2014	93	27.63	23.24	4.23
October 31, 2015	97	34.01	28.45	4.23
October 31, 2016	101	40.71	33.89	4.23
October 31, 2017	105	47.75	39.55	4.23
October 31, 2018	110	55.13	45.45	4.23
October 31, 2019	114	62.89	51.61	4.23

JPMorgan Mid Cap Growth Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$645	–0.51%	–1.69%	–1.69%	$180	5.00%	3.23%	3.23%
October 31, 2011	156	4.46	1.69	3.44	214	10.25	6.29	2.96
October 31, 2012	161	9.68	5.19	3.44	220	15.76	9.43	2.96
October 31, 2013	167	15.17	8.81	3.44	227	21.55	12.67	2.96
October 31, 2014	173	20.93	12.55	3.44	233	27.63	16.01	2.96
October 31, 2015	179	26.97	16.43	3.44	240	34.01	19.44	2.96
October 31, 2016	185	33.32	20.43	3.44	247	40.71	22.98	2.96
October 31, 2017	191	39.99	24.57	3.44	255	47.75	26.62	2.96
October 31, 2018	198	46.99	28.86	3.44	262	55.13	30.36	2.96
October 31, 2019	204	54.34	33.29	3.44	270	62.89	34.22	2.96

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2010) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$280	4.00%	2.23%	2.23%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2010	$180	$680	5.00%	0.00%	3.23%	–1.77%	3.23%	–1.77%
October 31, 2011	213	613	10.25	6.25	6.30	2.30	2.97	–0.90
October 31, 2012	219	519	15.76	12.76	9.45	6.45	2.97	0.15
October 31, 2013	225	525	21.55	18.55	12.70	9.70	2.97	0.23
October 31, 2014	232	432	27.63	25.63	16.05	14.05	2.97	1.20
October 31, 2015	239	339	34.01	33.01	19.50	18.50	2.97	2.11
October 31, 2016	246	246	40.71	40.71	23.05	23.05	2.97	2.97
October 31, 2017	253	253	47.75	47.75	26.70	26.70	2.97	2.97
October 31, 2018	201	201	55.13	55.13	31.06	31.06	3.44	3.44
October 31, 2019	208	208	62.89	62.89	35.57	35.57	3.44	3.44

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

NOVEMBER 1, 2009   125

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Mid Cap Growth Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$95	5.00%	4.07%	4.07%
October 31, 2011	138	10.25	7.92	3.70
October 31, 2012	143	15.76	11.91	3.70
October 31, 2013	148	21.55	16.05	3.70
October 31, 2014	154	27.63	20.35	3.70
October 31, 2015	159	34.01	24.80	3.70
October 31, 2016	165	40.71	29.42	3.70
October 31, 2017	171	47.75	34.21	3.70
October 31, 2018	178	55.13	39.17	3.70
October 31, 2019	184	62.89	44.32	3.70

JPMorgan Mid Cap Value Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$646	–0.51%	–1.70%	–1.70%	$179	5.00%	3.24%	3.24%
October 31, 2011	143	4.46	1.81	3.57	202	10.25	6.41	3.07
October 31, 2012	148	9.68	5.45	3.57	209	15.76	9.68	3.07
October 31, 2013	153	15.17	9.21	3.57	215	21.55	13.04	3.07
October 31, 2014	159	20.93	13.11	3.57	222	27.63	16.51	3.07
October 31, 2015	165	26.97	17.15	3.57	228	34.01	20.09	3.07
October 31, 2016	171	33.32	21.33	3.57	235	40.71	23.78	3.07
October 31, 2017	177	39.99	25.66	3.57	243	47.75	27.58	3.07
October 31, 2018	183	46.99	30.15	3.57	250	55.13	31.49	3.07
October 31, 2019	189	54.34	34.79	3.57	258	62.89	35.53	3.07

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2010) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$279	4.00%	2.24%	2.24%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2010	$179	$679	5.00%	0.00%	3.24%	–1.76%	3.24%	–1.76%
October 31, 2011	202	602	10.25	6.25	6.41	2.41	3.07	–0.80
October 31, 2012	209	509	15.76	12.76	9.68	6.68	3.07	0.25
October 31, 2013	215	515	21.55	18.55	13.04	10.04	3.07	0.33
October 31, 2014	222	422	27.63	25.63	16.51	14.51	3.07	1.30
October 31, 2015	228	328	34.01	33.01	20.09	19.09	3.07	2.21
October 31, 2016	235	235	40.71	40.71	23.78	23.78	3.07	3.07
October 31, 2017	243	243	47.75	47.75	27.58	27.58	3.07	3.07
October 31, 2018	186	186	55.13	55.13	32.13	32.13	3.57	3.57
October 31, 2019	192	192	62.89	62.89	36.85	36.85	3.57	3.57

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

126   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Value Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$102	5.00%	4.00%	4.00%
October 31, 2011	126	10.25	7.96	3.81
October 31, 2012	131	15.76	12.08	3.81
October 31, 2013	136	21.55	16.35	3.81
October 31, 2014	141	27.63	20.78	3.81
October 31, 2015	146	34.01	25.38	3.81
October 31, 2016	152	40.71	30.16	3.81
October 31, 2017	158	47.75	35.12	3.81
October 31, 2018	164	55.13	40.26	3.81
October 31, 2019	170	62.89	45.61	3.81

JPMorgan Multi-Cap Market Neutral Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$822	–0.51%	–3.46%	–3.46%	$383	5.00%	1.19%	1.19%
October 31, 2011	322	4.46	–1.83	1.69	388	10.25	2.39	1.19
October 31, 2012	328	9.68	–0.17	1.69	392	15.76	3.61	1.19
October 31, 2013	333	15.17	1.52	1.69	397	21.55	4.85	1.19
October 31, 2014	339	20.93	3.23	1.69	402	27.63	6.09	1.19
October 31, 2015	345	26.97	4.98	1.69	407	34.01	7.36	1.19
October 31, 2016	350	33.32	6.75	1.69	411	40.71	8.63	1.19
October 31, 2017	356	39.99	8.56	1.69	416	47.75	9.93	1.19
October 31, 2018	362	46.99	10.39	1.69	421	55.13	11.23	1.19
October 31, 2019	368	54.34	12.26	1.69	426	62.89	12.56	1.19

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2010) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$483	4.00%	0.19%	0.19%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2010	$383	$883	5.00%	0.00%	1.19%	–3.81%	1.19%	–3.81%
October 31, 2011	388	788	10.25	6.25	2.39	–1.61	1.19	–2.76
October 31, 2012	392	692	15.76	12.76	3.61	0.61	1.19	–1.74
October 31, 2013	397	697	21.55	18.55	4.85	1.85	1.19	–1.71
October 31, 2014	402	602	27.63	25.63	6.09	4.09	1.19	–0.72
October 31, 2015	407	507	34.01	33.01	7.36	6.36	1.19	0.25
October 31, 2016	411	411	40.71	40.71	8.63	8.63	1.19	1.19
October 31, 2017	416	416	47.75	47.75	9.93	9.93	1.19	1.19
October 31, 2018	367	367	55.13	55.13	11.78	11.78	1.69	1.69
October 31, 2019	373	373	62.89	62.89	13.67	13.67	1.69	1.69

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

NOVEMBER 1, 2009   127

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Multi-Cap Market Neutral Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$289	5.00%	2.14%	2.14%
October 31, 2011	316	10.25	4.12	1.94
October 31, 2012	322	15.76	6.14	1.94
October 31, 2013	328	21.55	8.20	1.94
October 31, 2014	334	27.63	10.30	1.94
October 31, 2015	341	34.01	12.44	1.94
October 31, 2016	347	40.71	14.62	1.94
October 31, 2017	354	47.75	16.84	1.94
October 31, 2018	361	55.13	19.11	1.94
October 31, 2019	368	62.89	21.42	1.94

JPMorgan Small Cap Growth Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$647	–0.51%	–1.71%	–1.71%	$191	5.00%	3.12%	3.12%
October 31, 2011	159	4.46	1.65	3.41	218	10.25	6.13	2.92
October 31, 2012	164	9.68	5.11	3.41	224	15.76	9.23	2.92
October 31, 2013	170	15.17	8.70	3.41	231	21.55	12.42	2.92
October 31, 2014	176	20.93	12.40	3.41	237	27.63	15.70	2.92
October 31, 2015	182	26.97	16.24	3.41	244	34.01	19.08	2.92
October 31, 2016	188	33.32	20.20	3.41	251	40.71	22.56	2.92
October 31, 2017	194	39.99	24.30	3.41	259	47.75	26.14	2.92
October 31, 2018	201	46.99	28.54	3.41	266	55.13	29.82	2.92
October 31, 2019	208	54.34	32.92	3.41	274	62.89	33.61	2.92

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2010) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$291	4.00%	2.12%	2.12%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2010	$191	$691	5.00%	0.00%	3.12%	–1.88%	3.12%	–1.88%
October 31, 2011	217	617	10.25	6.25	6.14	2.14	2.93	–0.95
October 31, 2012	223	523	15.76	12.76	9.25	6.25	2.93	0.10
October 31, 2013	229	529	21.55	18.55	12.45	9.45	2.93	0.18
October 31, 2014	236	436	27.63	25.63	15.75	13.75	2.93	1.15
October 31, 2015	243	343	34.01	33.01	19.14	18.14	2.93	2.07
October 31, 2016	250	250	40.71	40.71	22.63	22.63	2.93	2.93
October 31, 2017	258	258	47.75	47.75	26.22	26.22	2.93	2.93
October 31, 2018	204	204	55.13	55.13	30.53	30.53	3.41	3.41
October 31, 2019	211	211	62.89	62.89	34.98	34.98	3.41	3.41

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

128   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Growth Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$103	5.00%	3.99%	3.99%
October 31, 2011	139	10.25	7.83	3.69
October 31, 2012	144	15.76	11.81	3.69
October 31, 2013	149	21.55	15.93	3.69
October 31, 2014	155	27.63	20.21	3.69
October 31, 2015	160	34.01	24.65	3.69
October 31, 2016	166	40.71	29.24	3.69
October 31, 2017	172	47.75	34.01	3.69
October 31, 2018	179	55.13	38.96	3.69
October 31, 2019	185	62.89	44.09	3.69

JPMorgan Small Cap Value Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$647	–0.51%	–1.71%	–1.71%	$204	5.00%	2.99%	2.99%
October 31, 2011	156	4.46	1.67	3.44	214	10.25	6.03	2.95
October 31, 2012	161	9.68	5.17	3.44	221	15.76	9.16	2.95
October 31, 2013	167	15.17	8.79	3.44	227	21.55	12.38	2.95
October 31, 2014	173	20.93	12.53	3.44	234	27.63	15.69	2.95
October 31, 2015	179	26.97	16.40	3.44	241	34.01	19.10	2.95
October 31, 2016	185	33.32	20.41	3.44	248	40.71	22.62	2.95
October 31, 2017	191	39.99	24.55	3.44	255	47.75	26.23	2.95
October 31, 2018	198	46.99	28.83	3.44	263	55.13	29.96	2.95
October 31, 2019	204	54.34	33.27	3.44	270	62.89	33.79	2.95

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2010) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$304	4.00%	1.99%	1.99%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2010	$204	$704	5.00%	0.00%	2.99%	–2.01%	2.99%	–2.01%
October 31, 2011	214	614	10.25	6.25	6.03	2.03	2.95	–0.93
October 31, 2012	221	521	15.76	12.76	9.16	6.16	2.95	0.12
October 31, 2013	227	527	21.55	18.55	12.38	9.38	2.95	0.20
October 31, 2014	234	434	27.63	25.63	15.69	13.69	2.95	1.17
October 31, 2015	241	341	34.01	33.01	19.10	18.10	2.95	2.09
October 31, 2016	248	248	40.71	40.71	22.62	22.62	2.95	2.95
October 31, 2017	255	255	47.75	47.75	26.23	26.23	2.95	2.95
October 31, 2018	200	200	55.13	55.13	30.58	30.58	3.44	3.44
October 31, 2019	207	207	62.89	62.89	35.07	35.07	3.44	3.44

1	Class B shares automatically convert to Class A shares after eight years.

2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

NOVEMBER 1, 2009   129

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Small Cap Growth Fund

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$103	5.00%	3.99%	3.99%
October 31, 2011	139	10.25	7.83	3.69
October 31, 2012	144	15.76	11.81	3.69
October 31, 2013	149	21.55	15.93	3.69
October 31, 2014	155	27.63	20.21	3.69
October 31, 2015	160	34.01	24.65	3.69
October 31, 2016	166	40.71	29.24	3.69
October 31, 2017	172	47.75	34.01	3.69
October 31, 2018	179	55.13	38.96	3.69
October 31, 2019	185	62.89	44.09	3.69

130   J.P. MORGAN U.S. EQUITY FUNDS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAIs contain more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Investment Company Act File No. for each of the Funds except Intrepid Mid Cap Fund, Market Expansion Index Fund, Multi-Cap Market Neutral Fund, Growth Advantage Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Value Fund is 811-21295.

Investment Company Act File No. for Intrepid Mid Cap Fund, Market Expansion Index Fund, Multi-Cap Market Neutral Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Value Fund is 811-4236.

Investment Company Act File No. for Growth Advantage Fund is 811-5526.

Investment Company Act File No. for Mid Cap Value Fund is 811-8189.

©JPMorgan Chase & Co., 2009 All rights reserved. November 2009.

PR-MCEABCS-1109

Prospectus

J.P. Morgan U.S. Equity Funds

Class R2 Shares and Class R5 Shares

November 1, 2009

JPMorgan Growth Advantage Fund
Class/Ticker:  R5/JGVRX
JPMorgan Intrepid America Fund
Class/Ticker: R2/JIAZX; R5/JIARX
JPMorgan Intrepid Growth Fund
Class/Ticker: R2/JIGZX; R5/JGIRX
JPMorgan Intrepid Value Fund
Class/Ticker: R2/JIVZX; R5/JIVRX
JPMorgan Large Cap Growth Fund
Class/Ticker: R2/JLGZX; R5/ JLGRX
JPMorgan Large Cap Value Fund
Class/Ticker: R2/JLVZX; R5/JLVRX
JPMorgan Market Expansion Index Fund
Class/Ticker: R2/JMEZX
JPMorgan Mid Cap Growth Fund
(formerly JPMorgan Diversified Mid Cap Growth Fund)
Class/Ticker: R2/JMGZX

JPMorgan Mid Cap Value Fund
Class/Ticker:  R2/JMVZX
JPMorgan Small Cap Equity Fund*
Class/Ticker: R2/JSEZX; R5/JSERX
JPMorgan Small Cap Growth Fund
Class/Ticker: R2/JSGZX
JPMorgan Small Cap Value Fund
Class/Ticker: R2/JSVZX; R5/JSVRX
JPMorgan Strategic Small Cap Value Fund
Class/Ticker: R5/JPMRX
JPMorgan U.S. Equity Fund
Class/Ticker: R2/JUEZX; R5/JUSRX
JPMorgan U.S. Large Cap Core Plus Fund
Class/Ticker: R2/JLPZX; R5/JCPRX
JPMorgan U.S. Large Cap Value Plus Fund
Class/Ticker: R5/JTVRX

*	Closed to new investors. Additional and new investments are permitted as described in the section entitled “How to Do Business with the Funds — Purchasing Fund Shares — What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?”

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summaries:
JPMorgan Growth Advantage Fund	1
JPMorgan Intrepid America Fund	5
JPMorgan Intrepid Growth Fund	9
JPMorgan Intrepid Value Fund	13
JPMorgan Large Cap Growth Fund	17
JPMorgan Large Cap Value Fund	20
JPMorgan Market Expansion Index Fund	24
JPMorgan Mid Cap Growth Fund	27
JPMorgan Mid Cap Value Fund	30
JPMorgan Small Cap Equity Fund	33
JPMorgan Small Cap Growth Fund	36
JPMorgan Small Cap Value Fund	39
JPMorgan Strategic Small Cap Value Fund	43
JPMorgan U.S. Equity Fund	46
JPMorgan U.S. Large Cap Core Plus Fund	50
JPMorgan U.S. Large Cap Value Plus Fund	54
More About the Funds	57
Additional Information about the Funds’ Investment Strategies	57
Investment Risks	57
Cash Positions	60
The Funds’ Management and Administration	61
How to Do Business with the Funds	65
Purchasing Fund Shares	65
12b-1 Fees for Class R2 Shares	68
Networking and Sub-Transfer Agency Fees	69
Exchanging Fund Shares	69
Redeeming Fund Shares	69
Shareholder Information	71
Distributions and Taxes	71
Shareholder Statements and Reports	72
Availability of Proxy Voting Record	72
Portfolio Holdings Disclosure	72
Risk and Reward Elements for the Funds	74
Financial Highlights	80
Legal Proceedings and Additional Fee and Expense Information	88
How to Reach Us	Back cover

JPMorgan Growth Advantage Fund

Class/Ticker: R5/JGVRX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses for Class R5 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the
value of your investment)

Class R5
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses
Shareholder Service Fees	0.05
Remainder of Other Expenses1	0.27
Total Other Expenses	0.32
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[2]	0.98
Fee Waivers and Expense Reimbursements[2]	(0.07)
Net Expenses[2]	0.91

1	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	93	305	535	1,195

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 119% of the average value of its portfolio.

NOVEMBER 1, 2009   1

JPMorgan Growth Advantage Fund (continued)

What are the Fund’s main investment strategies?

The Fund will invest primarily in common stocks of companies across all market capitalizations. The Fund may at any given time invest a significant portion of its assets in companies of one particular market capitalization category, such as large capitalization companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: The Fund invests in companies that the adviser believes have strong earnings growth potential. In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The advisor may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Smaller Cap Company Risk.  Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller cap companies (mid cap and small cap companies). Smaller companies may be more volatile and vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Class R5 Shares have not operated for a full calendar year, the bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns over the past one year, five years, and the life of the Fund. It compares that performance to the Russell 3000® Growth Index and the Lipper Multi-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.

2   J.P. MORGAN U.S. EQUITY FUNDS

Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 2001	18.50%
Worst Quarter	4th quarter, 2000	–42.32%

The Fund’s year-to-date total return through 9/30/09 was 26.93%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Life of Fund (since 10/29/99)
SELECT CLASS SHARES
Return Before Taxes	(41.78)%	1.58%	(6.44)%
Return After Taxes on Distributions	(41.78)	1.58	(6.49)
Return After Taxes on Distributions and Sale of Fund Shares	(27.15)	1.35	(5.22)

RUSSELL 3000® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(38.44)	(3.33)	(5.74)

LIPPER MULTI-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	(42.44)	(2.95)	(4.29)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	The Class R5 Shares commenced operations on 1/8/09, and therefore the performance shown is that of the Select Class Shares from 5/16/06 to 12/31/08 and Class A Shares prior to 5/16/06. The Select Class and Class A Shares invest in the same portfolio of securities, but are not being offered in this prospectus. The performance for the Class A Shares before 3/23/01 is based on the performance of the Class A Shares of the Fund’s predecessor, H&Q IPO & Emerging Company Fund, a series of Hambrecht & Quist Fund Trust, which transferred all of its assets and liabilities to the Fund pursuant to a reorganization on that date. The actual returns of Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than the prior classes and predecessor Fund. As of 8/17/05, the Fund changed its name, investment objective, certain investment policies and benchmark. Prior to that time, the Fund operated as JPMorgan Mid Cap Growth Fund. In view of these changes, the Fund’s performance record prior to 8/17/05 might be less pertinent for investors considering whether to purchase shares of the Fund.

NOVEMBER 1, 2009   3

JPMorgan Growth Advantage Fund (continued)

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2002	Managing Director
Timothy Parton	2002	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

4   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid America Fund

Class/Ticker: R2/JIAZX; R5/JIARX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses for Class R2 and Class R5 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5
Management Fees	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.19	0.17
Total Other Expenses	0.44	0.22
Acquired Fund Fees and Expenses	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.60	0.88
Fee Waivers and Expense Reimbursements[1]	(0.09)	(0.07)
Net Expenses[1]	1.51	0.81

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% and 0.80%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES,
YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	154	496	862	1,893
CLASS R5 SHARES ($)	83	274	481	1,078

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 125% of the average value of its portfolio.

NOVEMBER 1, 2009   5

JPMorgan Intrepid America Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large and mid capitalization U.S. companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion at the time of purchase. In implementing its main strategies, the Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Because the Fund may invest in large and mid capitalization companies, the Fund’s risks increase as it invests more heavily in mid capitalization companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the Russell 1000® Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

6   J.P. MORGAN U.S. EQUITY FUNDS

  YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 2004	11.38%
Worst Quarter	4th quarter, 2008	–22.13%

The Fund’s year-to-date total return through 9/30/09 was 22.06%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Life of Fund[1] (since 2/28/03)
CLASS R5 SHARES
Return Before Taxes	(38.82)%	(1.90)%	4.31%
Return After Taxes on Distributions	(39.29)	(2.29)	3.63
Return After Taxes on Distributions and Sale of Fund Shares	(24.64)	(1.52)	3.63

CLASS R2 SHARES
Return Before Taxes	(39.15)	(2.20)	4.04

RUSSELL 1000® INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(37.60)	(2.04)	3.47

LIPPER LARGE-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	(37.07)	(2.73)	2.14

After-tax returns are shown for only the Class R5 Shares, and not the other class shown, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on Class A Shares from 2/19/05 to 11/2/08 and Select Class Shares prior to 2/19/05. The Class A Shares and Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expense ratios.

1	Subsequent to the inception of the Fund on 2/28/03, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Robert Weller	2004	Vice President
Jason Alonzo	2005	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2009   7

JPMorgan Intrepid America Fund (continued)

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

8   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Growth Fund

Class/Ticker: R2/JIGZX; R5/JGIRX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses for Class R2 and Class R5 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5
Management Fees	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.28	0.22
Total Other Expenses	0.53	0.27
Acquired Fund Fees and Expenses	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.69	0.93
Fee Waivers and Expense Reimbursements[1]	(0.18)	(0.12)
Net Expenses[1]	1.51	0.81

1	The Fund’s adviser, administrator and the distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% and 0.80%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	154	515	901	1,983
CLASS R5 SHARES ($)	83	284	503	1,132

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 121% of the average value of its portfolio.

NOVEMBER 1, 2009   9

JPMorgan Intrepid Growth Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large and mid capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. In implementing its main strategies, the Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Mid Cap Company Risk.  Because the Fund may invest in large and mid capitalization companies, the Fund’s risks increase as it invests more heavily in mid cap companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other

10   J.P. MORGAN U.S. EQUITY FUNDS

index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 2004	10.57%
Worst Quarter	4th quarter, 2008	–22.08%

The Fund’s year-to-date total return through 9/30/09 was 24.02%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Life of Fund[1] (since 2/28/03)
CLASS R5 SHARES
Return Before Taxes	(39.09)%	(2.25)%	3.39%
Return After Taxes on Distributions	(39.21)	(3.02)	2.46
Return After Taxes on Distributions and Sale of Fund Shares	(25.25)	(2.10)	2.60

CLASS R2 SHARES
Return Before Taxes	(39.38)	(2.53)	3.13

RUSSELL 1000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(38.44)	(3.42)	2.00

LIPPER LARGE-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	(41.39)	(3.99)	1.19

After-tax returns are shown for only the Class R5 Shares, and not the other class shown, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on Class A Shares from 2/19/05 to 11/2/08 and Select Class Shares prior to 2/19/05. The Class A Shares and Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expense ratios.

1	Subsequent to the inception of the Fund on 2/28/03, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Robert Weller	2004	Vice President
Jason Alonzo	2005	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2009   11

JPMorgan Intrepid Growth Fund (continued)

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

12   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Value Fund

Class/Ticker: R2/JIVZX; R5/JIVRX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses for Class R2 and Class R5 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5
Management Fees	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.47	0.40
Total Other Expenses	0.72	0.45
Acquired Fund Fees and Expenses	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.88	1.11
Fee Waivers and Expense Reimbursements[1]	(0.53)	(0.46)
Net Expenses[1]	1.35	0.65

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.34% and 0.64%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	137	539	967	2,158
CLASS R5 SHARES ($)	66	307	567	1,310

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 107% of the average value of its portfolio.

NOVEMBER 1, 2009   13

JPMorgan Intrepid Value Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of large and mid capitalization companies. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. In implementing its main strategies, the Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Value Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Mid Cap Company Risk.  Because the Fund may invest in large- and mid-capitalization companies, the Fund’s risks increase as it invests more heavily in mid-capitalization companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the Russell 1000® Value Index and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within

14   J.P. MORGAN U.S. EQUITY FUNDS

the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 2004	10.25%
Worst Quarter	4th quarter, 2008	–22.70%

The Fund’s year-to-date total return through 9/30/09 was 18.10%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Life of Fund[1] (since 2/28/03)
CLASS R5 SHARES
Return Before Taxes	(36.39)%	0.32%	6.19%
Return After Taxes on Distributions	(36.54)	(0.32)	5.27
Return After Taxes on Distributions and Sale of Fund Shares	(23.34)	0.27	5.16

CLASS R2 SHARES
Return Before Taxes	(36.68)	0.03	5.92

RUSSELL 1000® VALUE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(36.85)	(0.79)	4.82

LIPPER LARGE-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)	(37.00)	(1.90)	3.50

After-tax returns are shown for only the Class R5 Shares, and not the other class shown, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
*	Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Select Class Shares of the Fund, which invest in the same portfolio of securities. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on Class A Shares from 2/19/05 to 11/2/08 and Select Class Shares prior to 2/19/05. The Class A Shares and Select Class Shares invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expense ratios.

1	Subsequent to the inception of the Fund on 2/28/03, through 10/01/03, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2008	Managing Director
Robert Weller	2004	Vice President
Jason Alonzo	2005	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

NOVEMBER 1, 2009   15

JPMorgan Intrepid Value Fund (continued)

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

16   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Growth Fund

Class/Ticker: R2/JLGZX; R5/JLGRX

What is the goal of the Fund?

The Fund seeks long-term capital appreciation and growth of income by investing primarily in equity securities.

Investor Expenses for Class R2 and Class R5 Shares

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5
Management Fees	0.50%	0.50%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses[1]	0.55	0.44
Total Other Expenses	0.80	0.49
Total Annual Fund Operating Expenses	1.80	0.99
Fee Waivers and Expense Reimbursements[2]	(0.31)	(0.20)
Net Expenses[2]	1.49	0.79

1	“Remainder of Other Expenses” for Class R5 Shares are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.49% and 0.79%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	152	536	946	2,090
CLASS R5 SHARES ($)	81	295	528	1,195

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 124% of the average value of its portfolio.

NOVEMBER 1, 2009   17

JPMorgan Large Cap Growth Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s assets will be invested in the equity securities of large, well-established companies. Large, well-established companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Growth Index at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 1000 Growth Index ranged from $360 million to $335 billion. Typically, the Fund invests in common stocks of companies with a history of above-average growth or companies expected to enter periods of above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up approach that seeks to identify companies with positive price momentum and attractive fundamental dynamics. The adviser seeks structural disconnects which allow businesses to exceed market expectations. These disconnects may result from: demographic/cultural changes, technological advancements and/or regulatory changes. The adviser seeks to identify long-term imbalances in supply and demand.

The adviser may sell a security for several reasons. A security may be sold due to a change in the original investment thesis, if market expectations exceed the company’s potential to deliver and/or due to balance sheet deterioration. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Class R2 Shares commenced operations on 11/3/08 and the Class R5 Shares commenced operations on 4/14/09 and neither class has a full calendar year of performance, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years for the Class R2 Shares, but no performance is shown for Class R5 Shares because they did not commence operations until 4/14/09. It compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

18   J.P. MORGAN U.S. EQUITY FUNDS

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 1999	19.60%
Worst Quarter	4th quarter, 2008	–21.59%

The Fund’s year-to-date total return through 9/30/09 was 20.92%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years

CLASS R2 SHARES
Return Before Taxes	(39.88)	(2.77)	(5.06)

RUSSELL 1000® GROWTH INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(38.44)	(3.42)	(4.27)

LIPPER LARGE-CAP GROWTH FUNDS INDEX
(Reflects No Deduction for Taxes)	(41.39)	(3.99)	(4.76)

*	Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

Portfolio Management

JPMorgan Investment Advisors Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher M.K. Jones	2006	Managing Director
Giri Devulapally	2004	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   19

JPMorgan Large Cap Value Fund

Class/Ticker: R2/JLVZX; R5/JLVRX

What is the goal of the Fund?

The Fund seeks capital appreciation with the incidental goal of achieving current income by investing primarily in equity securities.

Fees and Expenses for Class R2 and Class R5 Shares

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5
Management Fees	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.32	0.25
Total Other Expenses	0.57	0.30
Total Annual Fund Operating Expenses[1]	1.47	0.70

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.49% and 0.79%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	150	465	803	1,757
CLASS R5 SHARES ($)	72	224	390	871

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 108% of the average value of its portfolio.

20   J.P. MORGAN U.S. EQUITY FUNDS

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of large companies, including common stocks, and debt and preferred stocks which are convertible to common stock. Large companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 1000 Value Index ranged from $360 million to $335 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments and for risk management.

Investment Process: The Fund’s adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased but which have the potential to increase their intrinsic value per share. In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each industry group according to their relative value.

On behalf of the Fund, the adviser then buys and sells securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by market overreactions

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Value Investing Risk.   A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 1000® Value Index and the Lipper Large-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

NOVEMBER 1, 2009   21

JPMorgan Large Cap Value Fund (continued)

  YEAR-BY-YEAR RETURNS*

Best Quarter	2nd quarter, 2003	17.36%
Worst Quarter	3rd quarter, 2002	–20.78%

The Fund’s year-to-date total return through 9/30/09 was 26.29%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	(38.97)%	(2.67)%	(1.01)%
Return After Taxes on Distributions	(39.17)	(4.42)	(2.33)
Return After Taxes on Distributions and Sale of Fund Shares	(24.95)	(2.13)	(0.94)

CLASS R2 SHARES
Return Before Taxes	(39.42)	(3.30)	(1.56)

RUSSELL 1000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(36.85)	(0.79)	1.36

LIPPER LARGE-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	(37.00)	(1.90)	(0.36)

After-tax returns are shown for only the Class R5 Shares, and not the other class shown, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities but which are not being offered in this prospectus. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

Portfolio Management

JPMorgan Investment Advisors Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Alan Gutmann	2004	Vice President
Kelly Miller	2009	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

22   J.P. MORGAN U.S. EQUITY FUNDS

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   23

JPMorgan Market Expansion Index Fund

Class/Ticker: R2/JMEZX

What is the goal of the Fund?

The Fund seeks to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small- and mid-capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600) and the Standard & Poor’s MidCap 400 Index (S&P MidCap 400).*

*	“S&P Small Cap 600” and “S&P Mid Cap 400” are registered service marks of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

Fees and Expenses for Class R2 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

Class R2
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.30
Total Other Expenses	0.55
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	1.31
Fee Waivers and Expense Reimbursements[1]	(0.23)
Net Expenses[1]	1.08

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.07% of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	110	393	696	1,559

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 70% of the average value of its portfolio.

24   J.P. MORGAN U.S. EQUITY FUNDS

What are the Fund’s main investment strategies?

The Fund invests in stocks of medium-sized and small U.S. companies that are included in the S&P SmallCap 600 and S&P MidCap 400 and which trade on the New York and American Stock Exchanges as well as over-the-counter stocks that are part of the National Market System. The Fund seeks to closely track the sector and industry weights within the combined indexes. Because the Fund uses an enhanced index strategy, not all of the stocks in the indexes are included in the Fund and the Fund’s position in an individual stock may be overweighted or underweighted when compared to the indexes. Nonetheless, the Fund, under normal circumstances, will hold 80% or more of the stocks in the combined indexes in order to closely replicate the performance of the combined indexes. The Fund seeks to achieve a correlation between the performance of its portfolio and that of the indexes of at least 0.95, without taking into account the Fund’s expenses. Perfect correlation would be 1.00.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: Because the Fund uses an enhanced index strategy, the adviser uses a quantitative process to select the Fund’s portfolio securities. This process overweights inexpensive stocks with improving fundamental characteristics and underweights expensive stocks that have deteriorating fundamental characteristics. A previously attractive stock is pared back or sold when the combined perspective on valuation and fundamentals is no longer favorable.

The Fund’s Main Investment Risks

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Index Investing Risk.  The Fund attempts to track the performance of a market capitalization-weighted combination of the S&P Small Cap 600 and the S&P MidCap 400. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also the risk that the Fund’s performance may not correlate with the performance of the index.

Smaller Cap Company Risk.  Investments in mid cap and small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Class R2 Shares have not operated for a full calendar year, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the S&P 1000 Index and the Lipper Mid-Cap Core Funds Index and Lipper Small Cap Core Funds Index, both of which are indexes based on the total returns of certain small cap and mid cap mutual funds as determined by Lipper. The Fund’s Lipper Index changed to the Lipper Small Cap Core Funds Index because Lipper recategorized the Fund. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

NOVEMBER 1, 2009   25

JPMorgan Market Expansion Index Fund (continued)

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS*

Best Quarter	2nd quarter, 2003	18.40%
Worst Quarter	4th quarter, 2008	–26.14%

The Fund’s year-to-date total return through 9/30/09 was 27.60%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	(35.90)%	(0.65)%	3.55%

S&P 1000 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(34.67)	0.19	4.69

LIPPER SMALL CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(35.59)	(1.01)	4.06

LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(38.53)	(1.29)	3.20

*	Because the Class R2 Shares do not have a full year of operations, the performance shown in the bar chart is that of Class A Shares of the Fund, which invest in the same portfolio of securities. Historical performance shown for Class R2 Shares in the table prior to their inception on 11/3/08 is also based on that of the Class A Shares of the Fund. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses. The performance prior to 3/22/99 reflects the performance of the Pegasus Market Expansion Index Fund before it was consolidated with the Fund.

Portfolio Management

JPMorgan Investment Advisors Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Bala Iyer	2000	Managing Director
Michael Loeffler	2004	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

26   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Mid Cap Growth Fund
        (formerly JPMorgan Diversified Mid Cap Growth Fund)

Class/Ticker: R2/JMGZX

What is the goal of the Fund?

The Fund seeks growth of capital and secondarily, current income by investing primarily in equity securities.

Fees and Expenses for Class R2 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

Class R2
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses
Shareholder Service Fees	0.25
Remainder of Other Expenses1	0.41
Total Other Expenses	0.66
Total Annual Fund Operating Expenses	1.81
Fee Waivers and Expense Reimbursements[2]	(0.41)
Net Expenses[2]	1.40

1	“Remainder of Other Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.40%, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	143	530	942	2,093

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 96% of the average value of its portfolio.

NOVEMBER 1, 2009   27

JPMorgan Mid Cap Growth Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. In implementing its main strategies, the Fund invests primarily in common stocks of mid cap companies which the Fund’s adviser believes are capable of achieving sustained growth. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell Midcap Growth Index ranged from $360 million to $15.4 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk.  Because investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.   Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Class R2 Shares have not operated for a full calendar year, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap® Growth Index and the Lipper Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

28   J.P. MORGAN U.S. EQUITY FUNDS

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 1999	28.39%
Worst Quarter	4th quarter, 2008	–27.21%

The Fund’s year-to-date total return through 9/30/09 was 32.86%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	(46.90)%	(3.02)%	0.45%

RUSSELL MIDCAP® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(44.32)	(2.33)	(0.19)

LIPPER MID-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	(44.04)	(1.18)	0.49

*	Because the Class R2 Shares do not have a full year of operations, the performance shown in the bar chart is that of Class A Shares of the Fund, which invest in the same portfolio of securities. Historical performance shown for Class R2 Shares in the table prior to their inception on 6/19/09 is based on Class A Shares. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses than Class A Shares.

Portfolio Management

JPMorgan Investment Advisors Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2004	Managing Director
Timothy Parton	2004	Managing Director

Purchase and Sale of Fund Shares

There are no maximum or minimum purchase requirements with respect to Class R2 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   29

JPMorgan Mid Cap Value Fund

Class/Ticker: R2/JMVZX

What is the goal of the Fund?

The Fund seeks growth from capital appreciation.

Fees and Expenses for Class R2 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

Class R2
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.29
Total Other Expenses	0.54
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	1.70
Fee Waivers and Expense Reimbursements[1]	(0.19)
Net Expenses[1]	1.51

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.50% of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	154	517	905	1,993

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 47% of the average value of its portfolio.

30   J.P. MORGAN U.S. EQUITY FUNDS

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid cap companies. Mid cap companies are companies with market capitalizations between $1 billion to $15 billion at the time of purchase. In implementing its main strategies, the Fund’s investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, low business cyclicality, high returns on invested capital and strong experienced management.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.   Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Class R2 Shares have not operated for a full calendar year, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell Midcap® Value Index and the Lipper Mid-Cap Value Funds Index and Lipper Mid-Cap Core Funds Index, both of which are indexes based on the total returns of certain mid cap mutual funds as determined by Lipper. The Fund’s Lipper Index changed to the Lipper Mid-Cap Core Funds Index because Lipper recategorized the Fund. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

NOVEMBER 1, 2009   31

JPMorgan Mid Cap Value Fund (continued)

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS*

Best Quarter	2nd quarter, 1999	17.94%
Worst Quarter	4th quarter, 2008	–21.70%

The Fund’s year-to-date total return through 9/30/09 was 19.41%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	(33.27)%	0.87%	8.93%

RUSSELL MIDCAP® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(38.44)	0.33	4.44

LIPPER MID-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(38.53)	(1.29)	3.20

LIPPER MID-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	(39.71)	(1.24)	3.95

*	Because the Class R2 Shares do not have a full year of operations, the performance shown in the bar chart is that of the Fund’s Class A Shares from 1/1/02 to 12/31/08 and the Institutional Class Shares prior to 1/1/02. Historical performance shown for Class R2 Shares in the table prior to their inception on 11/3/08 is based on the performance of the Fund’s Class A Shares from 4/30/01 to 11/2/08 and Institutional Class Shares prior to 4/30/01. Class A and Institutional Class Shares invest in the same portfolio of securities but are not offered in this prospectus. During these periods, the actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Jonathan Simon	1997	Managing Director
Lawrence Playford	2004	Vice President
Gloria Fu	2006	Vice President

Purchase and Sale of Fund Shares

There are no maximum or minimum purchase requirements with respect to Class R2 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

32   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Equity Fund

Class/Ticker: R2/JSEZX, R5/JSERX

Currently, the Fund is publicly offered on a limited basis. (See “Purchasing Fund Shares — What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?” in the prospectus for more information.)

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

Fees and Expenses for Class R2 and Class R5 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5
Management Fees	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.35	0.29
Total Other Expenses	0.60	0.34
Acquired Fund Fees and Expenses	0.02	0.02
Total Annual Fund Operating Expenses[1]	1.77	1.01
Fee Waivers and Expense Reimbursements[1]	(0.12)	(0.19)
Net Expenses[1]	1.65	0.82

1	The Fund’s adviser administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.63% and 0.80%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	168	546	948	2,074
CLASS R5 SHARES ($)	84	303	539	1,219

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 45% of the average value of its portfolio.

NOVEMBER 1, 2009   33

JPMorgan Small Cap Equity Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Index stocks at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 2000 Index ranged from $14 million to $3.6 billion. In implementing its main strategies, the Fund invests primarily in common stocks.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a fundamental bottom-up investment process. The adviser seeks to invest in companies with leading competitive advantages, predictable and durable business models and sustainable free cash flow generation with management committed to increasing intrinsic value.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000® Index and the Lipper Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

34   J.P. MORGAN U.S. EQUITY FUNDS

  YEAR-BY-YEAR RETURNS*

Best Quarter	2nd quarter, 2003	16.30%
Worst Quarter	4th quarter, 2008	–18.76%

The Fund’s year-to-date total return through 9/30/09 was 29.40%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	(26.91)%	5.32%	6.22%
Return After Taxes on Distributions	(26.95)	3.87	4.87
Return After Taxes on Distributions and Sale of Fund Shares	(17.43)	4.33	5.01

CLASS R2 SHARES Return Before Taxes	(27.31)	4.77	5.66

RUSSELL 2000® INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(33.79)	(0.93)	3.02

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(35.59)	(1.01)	4.06

After-tax returns are shown for only the Class R5 Shares, and not the other class shown, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities but which are not being offered in this prospectus. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Fund’s Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2004	Managing Director
Glenn Gawronski	2004	Managing Director
Don San Jose	2007	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   35

JPMorgan Small Cap Growth Fund

Class/Ticker: R2/JSGZX

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

Fees and Expenses for Class R2 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

Class R2
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses
Shareholder Service Fees	0.25
Remainder of Other Expenses	0.53
Total Other Expenses	0.78
Acquired Fund Fees and Expenses	0.01
Total Annual Fund Operating Expenses[1]	1.94
Fee Waivers and Expense Reimbursements[1]	(0.43)
Net Expenses[1]	1.51

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	154	568	1,007	2,230

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 83% of the average value of its portfolio.

36   J.P. MORGAN U.S. EQUITY FUNDS

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the Fund’s assets will be invested in the securities of small capitalization companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Growth Index stocks at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 2000 Growth Index ranged from $14 million to $3.6 billion. In implementing its main strategies, the Fund will invest primarily in common stocks. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk.  Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. Because the Class R2 Shares have not operated for a full calendar year, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000® Growth Index and Lipper Small-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

NOVEMBER 1, 2009   37

JPMorgan Small Cap Growth Fund (continued)

The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

  YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 2001	17.35%
Worst Quarter	4th quarter, 2008	–25.95%

The Fund’s year-to-date total return through 9/30/09 was 32.06%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R2 SHARES
Return Before Taxes	(43.38)%	(1.60)%	1.48%

RUSSELL 2000® GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(38.54)	(2.35)	(0.76)

LIPPER SMALL-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	(42.62)	(4.06)	0.92

*	Because the Class R2 Shares do not have a full year of operations, the performance shown in the bar chart is that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Historical performance shown in the table for Class R2 Shares prior to their inception on 11/3/08 is based on Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

Portfolio Management

JPMorgan Investment Advisors Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2004	Managing Director
Eytan Shapiro	2004	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

38   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Value Fund

Class/Ticker: R2/JSVZX; R5/JSVRX

What is the goal of the Fund?

The Fund seeks long-term capital growth primarily by investing in equity securities of small-capitalization companies.

Fees and Expenses for Class R2 and Class R5 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5
Management Fees	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.51	0.44
Total Other Expenses	0.76	0.49
Acquired Fund Fees and Expenses	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.92	1.15
Fee Waivers and Expense Reimbursements[1]	(0.41)	(0.23)
Net Expenses[1]	1.51	0.92

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.50% and 0.91%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	154	563	999	2,210
CLASS R5 SHARES ($)	94	343	611	1,377

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 33% of the average value of its portfolio.

NOVEMBER 1, 2009   39

JPMorgan Small Cap Value Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 2000 Value Index ranged from $37 million to $3.6 billion. In reviewing investment opportunities for the Fund, its adviser uses a value-oriented approach. In implementing its main strategies, the Fund’s equity investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Fund.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Real Estate Securities Risk.  The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the Russell 2000® Value Index and Lipper Small-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

40   J.P. MORGAN U.S. EQUITY FUNDS

  YEAR-BY-YEAR RETURNS*

Best Quarter	4th quarter, 2001	21.34%
Worst Quarter	4th quarter, 2008	–25.49%

The Fund’s year-to-date total return through 9/30/09 was 19.14%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	(29.71)%	(0.08)%	6.00%
Return After Taxes on Distributions	(30.70)	(2.37)	4.34
Return After Taxes on Distributions and Sale of Fund Shares	(18.08)	(0.20)	4.94

CLASS R2 SHARES Return Before Taxes	(30.11)	(0.63)	5.41

RUSSELL 2000® VALUE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	(28.92)	0.27	6.11

LIPPER SMALL-CAP VALUE FUNDS INDEX (Reflects No Deduction for Taxes)	(32.82)	(0.53)	5.87

After-tax returns are shown for only the Class R5 Shares, and not the other class shown, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities but which are not being offered in this prospectus. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses. The performance prior to 3/22/99 reflects the performance of the Pegasus Small Cap Opportunity Fund before it was consolidated with the Fund.

Portfolio Management

JPMorgan Investment Advisors Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Blum	2005	Managing Director
Dennis Ruhl	2005	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

NOVEMBER 1, 2009   41

JPMorgan Small Cap Value Fund (continued)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

42   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Strategic Small Cap Value Fund

Class/Ticker: R5/JPMRX

What is the goal of the Fund?

The Fund seeks capital growth over the long term.

Fees and Expenses for Class R5 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

Class R5
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses
Shareholder Service Fees	0.05
Remainder of Other Expenses	1.48
Total Other Expenses	1.53
Acquired Fund Fees and Expenses	0.06
Total Annual Fund Operating Expenses[1]	2.59
Fee Waivers and Expense Reimbursements[1]	(1.38)
Net Expenses[1]	1.21

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceeds 1.15% of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	123	674	1,251	2,822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 168% of the average value of its portfolio.

NOVEMBER 1, 2009   43

JPMorgan Strategic Small Cap Value Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000® Value Index stocks at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 2000 Value Index ranged from $37 million to $3.6 billion. In implementing its main strategies, the Fund’s investments are primarily in common stocks. In reviewing investments for the Fund, the Fund’s adviser uses a value-oriented approach.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies whose stock prices appear to be undervalued. In particular, we look for undervalued companies where the opportunity for improving fundamentals is unrecognized.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Small Cap Company Risk.  Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R5 Shares has varied from year to year for the past two calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the Russell 2000® Value Index and the Lipper Small-Cap Value Funds Index and the Lipper Small-Cap Core Funds Index, both of which are indexes based on the total return of certain mutual funds within small cap funds categories as determined by Lipper. Unlike the other index, the Lipper indexes include the expenses of the mutual funds included in each index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

44   J.P. MORGAN U.S. EQUITY FUNDS

  YEAR-BY-YEAR RETURNS*

Best Quarter	2nd quarter, 2007	6.26%
Worst Quarter	4th quarter, 2008	–27.12%

The Fund’s year-to-date total return through 9/30/09 was 30.33%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Life of Fund (since 2/28/06)
CLASS R5 SHARES
Return Before Taxes	(39.26)%	(15.52)%
Return After Taxes on Distributions	(39.45)	(15.89)
Return After Taxes on Distributions and Sale of Fund Shares	(25.34)	(12.80)

RUSSELL 2000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(28.92)	(10.45)

LIPPER SMALL-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	(32.82)	(11.74)

LIPPER SMALL-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(35.59)	(11.91)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	Historical performance shown for Class R5 Shares prior to 1/1/08 in the bar chart and prior to their inception on 7/31/07 in the table is based on the Fund’s Select Class Shares, which invest in the same portfolio of securities but which are not offered in this prospectus. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio manager for the Fund is:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Christopher Jones	2006	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   45

JPMorgan U.S. Equity Fund

Class/Ticker: R2/JUEZX; R5/JUSRX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of selected equity securities.

Fees and Expenses for Class R2 and Class R5 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5
Management Fees	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.24	0.20
Total Other Expenses	0.49	0.25
Acquired Fund Fees and Expenses	0.01	0.01
Total Annual Fund Operating Expenses[1]	1.40	0.66
Fee Waivers and Expense Reimbursements[1]	(0.09)	(0.06)
Net Expenses[1]	1.31	0.60

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30% and 0.59%, respectively, of their average daily net assets. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	133	434	757	1,672
CLASS R5 SHARES ($)	61	205	362	817

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 101% of the average value of its portfolio.

46   J.P. MORGAN U.S. EQUITY FUNDS

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. In implementing its strategy, the Fund primarily invests in common stocks of large- and medium-capitalization U.S. companies but it may also invest up to 20% of its assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments and for risk management.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk.  Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk.  An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

NOVEMBER 1, 2009   47

JPMorgan U.S. Equity Fund (continued)

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS*

Best Quarter	2nd quarter, 2003	18.06%
Worst Quarter	4th quarter, 2008	–20.55%

The Fund’s year-to-date total return through 9/30/09 was 24.43%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Past 5 Years	Past 10 Years
CLASS R5 SHARES
Return Before Taxes	(34.51)%	(0.65)%	(0.83)%
Return After Taxes on Distributions	(34.70)	(1.94)	(2.17)
Return After Taxes on Distributions and Sale of Fund Shares	(22.11)	(0.58)	(0.96)

CLASS R2 SHARES
Return Before Taxes	(34.90)	(1.13)	(1.24)

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.00)	(2.19)	(1.38)

LIPPER LARGE-CAP CORE FUNDS INDEX
(Reflects No Deduction for Taxes)	(37.07)	(2.73)	(1.90)

After-tax returns are shown for only the Class R5 Shares, and not the other class shown, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Fund’s Institutional Class Shares, which invest in the same portfolio of securities but which are not being offered in this prospectus. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Institutional Class Shares. Prior to a merger effective 9/7/01, the Fund operated in a master-feeder structure. The Fund’s performance for the period from 1/1/99 to 9/10/01 (the date Institutional Class Shares were launched) is based on the performance of the institutional feeder (whose investment program was identical to the investment program of, and whose expenses were substantially the same as the current expenses of, the Institutional Class Shares). Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The Fund’s performance for the period from 1/1/99 to 9/10/01 before the Class A Shares were launched on 9/10/01 is based on the performance of the adviser feeder that was merged out of existence (whose investment program was identical to the investment program of the Class A Shares). Returns for the period from 1/1/99 to

48   J.P. MORGAN U.S. EQUITY FUNDS

9/15/00 reflect the performance of the retail feeder (whose investment program was identical to the investment program of Class A Shares). During these periods, the actual returns of Class R2 Shares would have been lower than shown because the Class R2 Shares have higher expenses than Class A Shares and the above-referenced predecessor.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Thomas Luddy	2006	Managing Director
Susan Bao	2001	Managing Director
Helge Skibeli	2009	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   49

JPMorgan U.S. Large Cap Core Plus Fund

Class/Ticker: R2/JLPZX; R5/JCPRX

What is the goal of the Fund?

The Fund seeks to provide a high total return from a portfolio of selected equity securities.

Fees and Expenses for Class R2 and Class R5 Shares of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R5
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses
Dividend Expenses on Short Sales	0.42	0.41
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.27	0.24
Total Other Expenses	0.94	0.70
Acquired Fund Fees and Expenses	0.01	0.01
Total Annual Fund Operating Expenses[1]	2.45	1.71
Fee Waivers and Expense Reimbursements[1]	(0.37)	(0.34)
Net Expenses[1]	2.08	1.37

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.65% and 0.95% of the average daily net assets of the Class R2 and Class R5 Shares, respectively. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	211	728	1,272	2,758
CLASS R5 SHARES ($)	139	506	896	1,991

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 116% of the average value of its portfolio.

50   J.P. MORGAN U.S. EQUITY FUNDS

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both long and short positions, will consist of different U.S. securities, selected from a universe of publicly traded large capitalization securities with characteristics similar to those comprising the Russell 1000 and the S&P 500 Indices. The Fund takes long and short positions mainly in equity securities and derivatives on those securities of companies that each have a market capitalization of at least $4 billion at the time of purchase. Equity securities in which the Fund invests significantly include common stocks of U.S. and foreign companies, including depositary receipts.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the S&P 500 Index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy. Short sales involve the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options, swaps and contracts for differences (CFDs), to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management, including to obtain significant amounts of long or short exposure and to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

Short Selling Risk.  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

High Portfolio Turnover Risk.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

NOVEMBER 1, 2009   51

JPMorgan U.S. Large Cap Core Plus Fund (continued)

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R5 Shares over the past three calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index and the Lipper Extended U.S. Large Cap Core Funds Average, an average based on the total return of all funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS*

Best Quarter	2nd quarter, 2007	8.63%
Worst Quarter	4th quarter, 2008	–20.25%

The Fund’s year-to-date total return through 9/30/09 was 27.70%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)*

	Past 1 Year	Life of Fund (since 11/1/05)
CLASS R5 SHARES
Return Before Taxes	(34.46)	(1.37)
Return After Taxes on Distributions	(34.62)	(1.87)
Return After Taxes on Distributions and Sale of Fund Shares	(22.20)	(1.28)

CLASS R2 SHARES
Return Before Taxes	(34.78)	(1.80)

S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.00)	(6.84)

LIPPER EXTENDED U.S. LARGE CAP CORE FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(38.97)	(9.74)

After-tax returns are shown for only the Class R5 Shares, and not the other class shown, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*	Historical performance shown for Class R5 Shares prior to 1/1/07 in the bar chart and prior to their inception on 5/15/06 in the table is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities but which are not being offered in this prospectus. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. Historical performance shown for Class R2 Shares prior to their inception on 11/3/08 is based on the performance of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Thomas Luddy	2005	Managing Director
Susan Bao	2005	Managing Director

52   J.P. MORGAN U.S. EQUITY FUNDS

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

For Class R5 Shares, the Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan. For Class R2 Shares, the Fund does not intend to make distributions that may be taxed as ordinary income or capital gains, because your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

NOVEMBER 1, 2009   53

JPMorgan U.S. Large Cap Value Plus Fund

Class/Ticker: R5/JTVRX

What is the goal of the Fund?

The Fund seeks long-term capital appreciation.

Investor Expenses for Class R5 Shares

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

Class R5
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses
Dividend Expenses on Short Sales	0.32
Shareholder Service Fees	0.05
Remainder of Other Expenses	4.52
Total Other Expenses	4.89
Acquired Fund Fees and Expenses	0.02
Total Annual Fund Operating Expenses[1]	5.91
Fee Waivers and Expense Reimbursements[1]	(4.77)
Net Expenses[1]	1.14

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80% of the average daily net assets of the This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES* ($)	116	1,333	2,527	5,419

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 93% of the average value of its portfolio.

54   J.P. MORGAN U.S. EQUITY FUNDS

What are the Fund’s main investment strategies?

Under normal circumstances, at least 80% of the value of the Fund’s assets, which are expected to include both long and short positions, will be invested in and/or have exposure to equity securities and derivatives on those securities of large capitalization, U.S. companies. Large capitalization companies are companies with market capitalizations equal to those within the universe of the Russell 1000® Value Index at the time of purchase. As of September 30, 2009, the market capitalizations of the companies in the Russell 1000 Value Index ranged from $360 million to $335 billion. In implementing its strategies, the Fund invests primarily in common stocks.

“Plus” in the Fund’s name refers to the additional return the Fund endeavors to add both relative to the Russell 1000® Value Index as well as relative to traditional strategies that do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long only” strategy. Short sales involve the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures contracts, options and swaps, to more effectively gain targeted equity exposure from its cash positions, to hedge various investments and for risk management, including to obtain significant amounts of long or short exposure to increase the Fund’s gain.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price;

•	high potential reward compared to potential risk; and

•	temporary mispricings caused by apparent market overreactions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Value Investing Risk.  A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives.

Redemption Risk.  The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

NOVEMBER 1, 2009   55

JPMorgan U.S. Large Cap Value Plus Fund (continued)

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R5 Shares over the past calendar year. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the Russell 1000® Value Index and the Lipper Long/Short Equity Funds Average, an average based on the total return of all funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2008	–5.78%
Worst Quarter	4th quarter, 2008	–19.66%

The Fund’s year-to-date total return through 9/30/09 was 26.43%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund (since 11/30/07)
CLASS R5 SHARES
Return Before Taxes	(38.31)%	(36.97)%
Return After Taxes on Distributions	(38.44)	(37.14)
Return After Taxes on Distributions and Sale of Fund Shares	(24.73)	(31.33)

RUSSELL 1000® VALUE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	(36.85)	(35.16)

LIPPER LONG/SHORT EQUITY FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(28.15)	(25.61)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Portfolio Management

J.P. Morgan Investment Management Inc. serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser

Alan Gutmann	2007	Vice President
Kelly Miller	2009	Vice President

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

56   J.P. MORGAN U.S. EQUITY FUNDS

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Each of the Funds

Each Fund will invest primarily in equity securities as described in its Risk/Return Summary. These equity securities may include:

•	common stock

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock.

The main investment strategies for each Fund may also include:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	other investment companies

•	exchange-traded funds (ETFs) which are registered investment companies that seek to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries

•	affiliated money market funds

•	foreign securities, often in the form of depositary receipts

•	derivatives, including futures, options and swaps

•	securities lending (except for Strategic Small Cap Value Fund, U.S. Large Cap Core Plus Fund and U.S. Large Cap Value Plus Fund)

Each Fund may utilize these investment strategies to a greater or lesser degree. The main investment strategies for a particular Fund are summarized in the Fund’s Risk/Return Summary.

The frequency with which each Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVES

An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objectives for Large Cap Growth Fund, Large Cap Value Fund, Market Expansion Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Value Fund are fundamental. The investment objectives for the remaining Funds can be changed without the consent of a majority of the outstanding shares of that Fund.

U.S. Large Cap Core Plus Fund and U.S. Large Cap Value Plus Fund

“Plus” in each Fund’s name refers to the additional return the Fund endeavors to add both relative to its index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund’s adviser, expects to underperform, as well as enabling the Fund to establish additional long positions while keeping the Fund’s net exposure to the market at a level similar to a traditional “long-only” strategy.

Viewed sector by sector, the U.S. Large Cap Core Plus Fund’s net weightings of equity securities are similar to those of its index. The Fund can moderately underweight or overweight industry sectors when it believes such underweighting or overweighting will benefit performance. Within each industry sector, the Fund purchases equity securities that it believes are undervalued and underweights, or sells short, equity securities that it believes are overvalued. By following this process, the U.S. Large Cap Core Plus and U.S. Large Cap Value Plus Fund seek to produce returns that exceed those of its index. At the same time, by controlling the industry sector weightings of the Fund and allowing them to differ only moderately from the industry sector weightings of the index, the Fund seeks to limit its volatility to that of the overall market, as represented by its index.

Each Fund intends to invest in a variety of equity securities and, ordinarily, no single equity exposure is expected to make up more than 5% of the gross long exposure except that companies with large weights in the Fund’s Index may be held as overweights in the Fund, resulting in positions of greater than 5% in those securities.

Each Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). However the long and short positions held by the Fund will vary in size as market opportunities change. The Fund’s long positions and their equivalents will range between 90% and 150% of the value of the Fund’s net assets. The Fund’s short positions will range between 0% and 50% of the value of the Fund’s net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

INVESTMENT RISKS

The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a

NOVEMBER 1, 2009   57

More About the Funds (continued)

company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in a Fund decreases in value.

Convertible Securities Risk.  A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities and Emerging Market Risks. To the extent a Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

Growth Investing Risk (applicable for Growth Advantage Fund, Intrepid Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund).  Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Value Investing Risk (applicable for Intrepid Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Value Fund, Strategic Small Cap Value Fund and U.S. Large Cap Value Plus Fund).  Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to

58   J.P. MORGAN U.S. EQUITY FUNDS

the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the Fund.

Securities Lending Risk (except for the Strategic Small Cap Value Fund, U.S. Large Cap Core Plus fund and U.S. Large Cap Value Plus Fund).  Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. In addition, a Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. With respect to Strategic Small Cap Value Fund, U.S. Large Cap Core Plus Fund and U.S. Large Cap Value Plus Fund: In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Redemption Risk. Each Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

ETF and Investment Company Risk.  The Fund may invest in shares of another investment company. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss.

Derivatives Risk.  The Funds may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. [Derivatives also expose the Fund to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

A Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

U.S. Large Cap Core Plus Fund and U.S. Large Cap Value Plus Fund

Short Selling Risk.  Each Fund’s strategy may involve more risk than other funds that do not engage in short selling. A Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to

NOVEMBER 1, 2009   59

More About the Funds (continued)

reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Funds” later in the prospectus and in the Statement of Additional Information. For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries” and the “Risk and Reward Elements for the Funds” later in the prospectus and the Statement of Additional Information.

CASH POSITIONS

For liquidity and to respond to unusual market conditions, the Funds (except the Market Expansion Index Fund) may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

Whether engaging in temporary defensive purposes or otherwise, the Market Expansion Index Fund may not hold more than 10% of its total assets in cash and cash equivalents. These amounts are in addition to assets held for derivative margin deposits or other segregated accounts.

60   J.P. MORGAN U.S. EQUITY FUNDS

The Funds’ Management and Administration

The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:

JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Value Fund
JPMorgan Small Cap Equity Fund
JPMorgan Strategic Small Cap Value Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund

Collectively, these are the JPMT I Funds.

The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:

JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund

These Funds are the JPMT II Funds.

Growth Advantage Fund is a series of J.P. Morgan Mutual Fund Investment Trust (JPMMFIT), a Massachusetts business trust.

Mid Cap Value Fund is a series of J.P. Morgan Fleming Mutual Fund Group, Inc. (JPMFMFG), a Maryland corporation.

The trustees of JPMT I, JPMT II, JPMMFIT and the directors of JPMFMFG are responsible for overseeing all business activities of their respective Funds.

Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Advisers

J.P. Morgan Investment Management Inc. (JPMIM) and JPMorgan Investment Advisors Inc. (JPMIA), each acts as investment adviser to one or more of the Funds and each makes day-to-day investment decisions for the Funds which it advises. JPMIM is the investment adviser to the JPMT I and JPMFIT Funds, and JPMIA is the investment adviser to the JPMT II Funds.

JPMIM is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 245 Park Avenue, New York, NY 10167. JPMIA is an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMIA is located at 1111 Polaris Parkway, Columbus, OH 43240.

During the most recent fiscal year ended 6/30/09, JPMIM or JPMIA were paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

JPMorgan Growth Advantage Fund	0.59%
JPMorgan Intrepid America Fund	0.65
JPMorgan Intrepid Growth Fund	0.63
JPMorgan Intrepid Value Fund	0.49
JPMorgan Large Cap Growth Fund	0.43
JPMorgan Large Cap Value Fund	0.40
JPMorgan Market Expansion Index Fund	0.25
JPMorgan Mid Cap Growth Fund	0.55
JPMorgan Mid Cap Value Fund	0.53
JPMorgan Small Cap Equity Fund	0.51
JPMorgan Small Cap Growth Fund	0.51
JPMorgan Small Cap Value Fund	0.52
JPMorgan Strategic Small Cap Value Fund	0.00
JPMorgan U.S. Equity Fund	0.40
JPMorgan U.S. Large Cap Core Plus Fund	0.71
JPMorgan U.S. Large Cap Value Plus Fund	0.43

A discussion of the basis the Boards of JPMT I, JPMT II, JPMMFIT and JPMFMFG Funds used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended December 31.

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The Funds’ Management and Administration (continued)

The Portfolio Managers

Growth Advantage Fund

The portfolio management team is led by Christopher Jones, Managing Director of JPMIM and a CFA charterholder, and Timothy Parton, Managing Director of JPMIM and a CFA charterholder. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982. Mr. Parton has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1988 and has been employed with the firm since 1986.

Intrepid America Fund
Intrepid Growth Fund
Intrepid Value Fund

JPMorgan Chase began managing behavioral finance strategies in 1993 and now employs over 50 investment professionals worldwide who are dedicated to the strategy, including a large team allocated to the U.S. marketplace. There are common principles and processes employed across many of the strategies and the collective knowledge is an asset to all of our behavioral finance products.

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, has been the Chief Investment Officer of the U.S. Behavioral Finance Group since 2008. As such, he is responsible for the J.P. Morgan Intrepid strategies, including the Intrepid Funds, and for the behavioral small cap strategies. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm.

The portfolio management team for the Intrepid Funds is led by Mr. Blum. Other members of the portfolio management team include Robert Weller, Vice President of JPMIM and a CFA charterholder, and Jason Alonzo, Vice President of JPMIM. Mr. Weller has been with JPMIM or its affiliates (or one of their predecessors) since 1997. Prior to 2003 when Mr. Weller joined the portfolio management team, he worked in the JPMorgan Private Bank Target Portfolio Manager group. Mr. Alonzo has been with JPMIM or its affiliates (or one of their predecessors) since 2000. Prior to joining the portfolio management team in 2003, he served as an investment assistant in the U.S. Equity Group. Mr. Weller and Mr. Alonzo have had day-to-day portfolio management responsibilities for the Intrepid Funds since 2004 and 2005, respectively.

Large Cap Growth Fund

Christopher Jones, Managing Director of JPMIM, and Giri Devulapally, Managing Director of JPMIM and a CFA charterholder, are the portfolio managers for the Fund. Information on Mr. Jones is discussed earlier in this section. Mr. Devulapally has been a portfolio manager in the JPMorgan U.S. Equity Group since 2003 when he joined JPMIM.

Large Cap Value Fund

Alan Gutmann, Vice President of JPMIM, and Kelly Miller, Vice President of JPMIM, serve as the portfolio managers for the Fund. Mr. Gutmann has worked as a portfolio manager with JPMIM or one of its affiliates since 2003 when he joined the firm. Prior to joining JPMorgan, Ms. Miller has been a portfolio manager on the Large Cap Value team since 2005. She has been an employee of the firm since 2002 and has previously worked as an analyst with the U.S. equity team from 2003 to 2005 and as an analyst with the U.S. equity client portfolio management team from 2002 to 2003. Ms. Miller is a CFA charterholder.

Market Expansion Index Fund

The Fund is managed by the Quantitative Team which is led by Bala Iyer, Ph.D., CFA. Dr. Iyer has served as the director of quantitative research for JPMIA since 1995. Michael Loeffler, CFA, assists Dr. Iyer in the day-to-day management of the Fund, a position he has held since January 2004. Mr. Loeffler has been employed by JPMIA since 1999 when he joined as an investment operations analyst.

Mid Cap Growth Fund

Christopher Jones, Managing Director of JPMIM and Timothy Parton, Managing Director of JPMIM, serve as portfolio managers for the Fund. Information on Mr. Jones and Mr. Parton is discussed earlier in this section.

Mid Cap Value Fund

Jonathan K.L. Simon, Managing Director of JPMIM, Lawrence E. Playford, Vice President of JPMIM, and Gloria H. Fu, Vice President of JPMIM, serve as the portfolio managers for the Fund. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. An employee of JPMIM or its affiliates since 1993, Mr. Playford, a CFA charterholder and CPA, has worked as a portfolio manager since 2004 and as a research analyst since 2003. From 2001 to 2003, he served as a client portfolio manager working with the U.S. Equity Group. Ms. Fu, a CFA charterholder, has been employed by JPMIM and its affiliates since 2002. Prior to becoming a portfolio manager in 2006, she was a sell-side analyst at JPMorgan Securities, Inc.

Small Cap Equity Fund

The portfolio management team is led by Glenn Gawronski, Managing Director of JPMIM, and Don San Jose, Vice President of JPMIM. Mr. Gawronski has worked as portfolio manager for JPMIM or its affiliates since 2004 and has been employed with

62   J.P. MORGAN U.S. EQUITY FUNDS

the firm since 1999. Prior to becoming a portfolio manager, he was an analyst for a micro cap portfolio. Mr. San Jose, has been an analyst with the U.S. Small Cap Equity Group since 2004 and a portfolio manager since 2007. An employee since 2000, Mr. San Jose was an analyst in JPMorgan Securities’ equity research department before joining the small cap group.

Small Cap Growth Fund

Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder, and Christopher Jones, Managing Director of JPMIM and a CFA charterholder, serve as portfolio managers for the Fund. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985. Information on Mr. Jones is discussed earlier in this section.

Small Cap Value Fund

Christopher T. Blum, Managing Director of JPMIM and a CFA charterholder, is the Chief Investment Officer of the U.S. Behavioral Finance Group. As Chief Investment Officer, he is responsible for the behavioral small cap strategies, including the Fund. Information about Mr. Blum is discussed earlier in this section. Also a member of, and leading the portfolio management team, is Dennis S. Ruhl, Vice President of JPMIM and a CFA charterholder. Mr. Ruhl is the head of the U.S. Behavioral Finance Small Cap Equity Group. He has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999.

Strategic Small Cap Value Fund

The Fund is managed by Christopher Jones, Managing Director of JPMIM. Information about Mr. Jones is discussed earlier in this section.

U.S. Equity Fund

The portfolio management team is led by Thomas Luddy, Managing Director of JPMIM; Susan Bao, Managing Director of JPMIM; and Helge Skibeli, Managing Director of JPMIM, all of whom are CFA charterholders. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997. Mr. Skibeli, an employee since 1990, has been managing U.S. equity portfolios since 2002 and has been head of the U.S. Equity Research Group since 2002.

U.S. Large Cap Core Plus Fund

The Fund is managed by Thomas Luddy, Managing Director of JPMIM, and Susan Bao, Vice President of JPMIM. Information about Mr. Luddy and Ms. Bao is discussed earlier in this section.

U.S. Large Cap Value Plus Fund

Alan Gutmann, Vice President of JPMIM, and Kelly Miller, Vice President of JPMIM, serve as the portfolio manager for the Fund. Information with respect to Mr. Gutmann and Ms. Miller is discussed earlier in this section.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrator

JPMorgan Fund Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Funds’ Shareholder Servicing Agent

JPMT I, JPMT II, JPMMFIT and JPMFMFG, on behalf of the Funds, have entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee up to 0.25% of the average daily net assets of the Class R2 Shares of each Fund and an annual fee of 0.05% of the average daily net assets of the Class R5 Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM, JPMIA and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMIA, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of

NOVEMBER 1, 2009   63

The Funds’ Management and Administration (continued)

the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

64   J.P. MORGAN U.S. EQUITY FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Who can buy shares?

Class R2 and Class R5 Shares of the Funds may be purchased by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and nonqualified deferred compensation plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund. Class R5 Shares may also be purchased by current or future JPMorgan SmartRetirement Funds.

Class R2 and Class R5 Shares generally are not available to nonretirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans, individual 403(b) plans and 529 college savings plans.

What does it mean that the Small Cap Equity Fund is publicly offered on a limited basis?

The Small Cap Equity Fund is publicly offered on a limited basis.

Investors are not eligible to purchase shares of the Small Cap Equity Fund, except as described below:

•	Shareholders of record as of June 8, 2007 will be able to continue to purchase additional shares in their existing Fund accounts either through J.P. Morgan Funds Services or a Financial Intermediary and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

•	Shareholders of record of the Fund as of June 8, 2007 will be able to add to their accounts through exchanges from other J.P. Morgan Funds;

•	Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may continue to open new participant accounts in the Fund and purchase additional shares in existing participant accounts established on or before October 9, 2009. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may also establish new plan level accounts with the Fund, provided that the group employer retirement plan has been accepted for investment by the Fund and its distributor on or before October 9, 2009;

•	Sponsors of discretionary wrap programs may continue to utilize the Fund for new and existing discretionary wrap program accounts. In order to be eligible, the sponsor of the wrap program must have a mutual fund sales agreement with the Fund’s distributor and the wrap program must be accepted for investment by the Fund and its distributor on or before October 9, 2009;

•	Health savings account programs offered through JPMorgan Chase & Co. or its affiliates may open Fund accounts for new participants and purchase additional shares in their existing participant accounts; or

•	Current and future JPMorgan SmartRetirement Funds will be able to purchase shares of the Fund.

If all shares of the Fund in an existing shareholder’s account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements, as described in the prospectus), then the shareholder’s account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares or reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible employer retirement plans.

With respect to investment in Class R2 Shares, group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may continue to open new participant accounts in the Fund and purchase additional shares in existing participant accounts established on or before October 9, 2009. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) may also establish new plan level accounts with the Fund, provided that the group employer retirement plan has been accepted for investment by the Fund and its distributor on or before October 9, 2009.

If a group employer retirement plan removes the Fund from its investment options and all shares of the Fund in the plan’s account are redeemed, then the account will be closed. Such group employer retirement plans will not be able to buy additional Fund shares or reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in such plans.

With respect to investment in either Class R2 or Class R5 Shares, if the Fund receives a purchase order directly from an investor who is not eligible to purchase the respective shares of the Fund after the limited offering dates outlined above, J.P. Morgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If J.P. Morgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change any of these policies at any time.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther

NOVEMBER 1, 2009   65

How to Do Business with the Funds (continued)

King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

66   J.P. MORGAN U.S. EQUITY FUNDS

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. A security’s valuation may differ depending on the method used for determining value. In addition, the J.P. Morgan Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you. The Funds may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes.

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

NOVEMBER 1, 2009   67

How to Do Business with the Funds (continued)

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMorgan Chase Bank, N.A.
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-R5/R2)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

JPMorgan Chase Bank, N.A.
ATTN: J.P. Morgan Funds Services
ABA 021 000 021
DDA 323 125 832
FBO Your J.P. Morgan Fund
    (EX: JPMORGAN ABC FUND-R5/R2)
Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
(EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

RULE 12b-1 FEES FOR CLASS R2 SHARES

Each Fund that offers Class R2 Shares described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the average daily net assets of each Fund attributable to Class R2 Shares.

68   J.P. MORGAN U.S. EQUITY FUNDS

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Funds may also directly enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM, JPMIA or their affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Neither Class R2 Shares nor Class R5 Shares may be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be in good order and supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If a Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

NOVEMBER 1, 2009   69

How to Do Business with the Funds (continued)

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

70   J.P. MORGAN U.S. EQUITY FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out these earnings, if any, to shareholders as distributions.

The Intrepid Value Fund, Large Cap Growth Fund, Large Cap Value Fund, Market Expansion Index Fund, Mid Cap Growth Fund, Small Cap Value Fund and U.S. Equity Fund generally distribute net investment income, if any, at least quarterly. The Growth Advantage Fund, Intrepid America Fund, Intrepid Growth Fund, Mid Cap Value Fund, Small Cap Equity Fund, Small Cap Growth Fund, Strategic Small Cap Value Fund, U.S. Large Cap Core Plus Fund and U.S. Large Cap Value Plus Fund generally distribute net investment income, if any, at least annually. The Funds will distribute their net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income generally will be taxable to such shareholder at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. The amount of dividend income that may be so designated by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which a Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable as ordinary income.

With respect to taxable shareholders, distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments the Fund owned for one year or less) that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. Capital gain dividends of a non-corporate U.S. shareholder recognized during a tax year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. It is currently unclear whether Congress will extend this provision for taxable years beginning on or after January 1, 2011. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Funds as an investment and the tax treatment of distributions.

With respect to taxable shareholders, if you buy shares just before distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

A Fund’s investment in foreign securities may be subject to foreign withholding taxes or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions.

A Fund’s investments in certain REIT securities, debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to

NOVEMBER 1, 2009   71

Shareholder Information (continued)

hold, including when it is not advantageous to do so. A Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which a Fund can invest in MLPs is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.

The dates on which investment income and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to each Fund’s adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

Each of the Funds will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

72   J.P. MORGAN U.S. EQUITY FUNDS

In addition, the top five holdings that contributed to Fund performance and top five holdings that detracted from Fund performance are also posted on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

NOVEMBER 1, 2009   73

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions

•  Each Fund’s share price and performance will fluctuate in response to stock market movements
• The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates
• Adverse market, economic, political or other conditions may from time to time cause a Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder a Fund from achieving its investment objective
• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
•  Under normal circumstances each Fund plans to remain fully invested in accordance with its policies and each Fund may invest uninvested cash in affiliated money market funds; in addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities
• Each Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, each Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

74   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*
•  Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• A Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or, for certain Funds, to increase a Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Funds which can reduce returns
• Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

•  Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Funds could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

•  The Funds use derivatives for hedging and for risk management (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of a Fund’s exposure relative to its benchmark. All Funds, except for Large Cap Value Fund, U.S. Equity Fund and U.S. Large Cap Value Fund may use derivatives in an effort to produce increased gain
• A Fund only establishes hedges that it expects will be highly correlated with underlying positions
• While the U.S. Large Cap Core Plus Fund [and U.S. Large Cap Value Plus Fund] may use derivatives to leverage its portfolio, the shorts are intended to offset the additional market exposure caused by that leverage
• While the Funds may use derivatives that incidentally involve leverage, except for U.S. Large Cap Core Plus Fund and U.S. Large Cap Value Plus Fund, they do not use them for the specific purpose of leveraging their portfolio
• A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Funds are not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

NOVEMBER 1, 2009   75

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short selling by the U.S. Large Cap Core Plus Fund and U.S. Large Cap Value Plus Fund
•  Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities.
• Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•  The Fund could make money and protect against losses if management’s analysis proves correct
• Short selling may allow the Fund to implement insights into securities it expects to underperform
• Short selling may allow the Fund to diversify its holdings across a larger number of securities

•  The U.S. Large Cap Core Plus Fund and U.S. Large Cap Value Plus Fund will not engage in short selling if the total market value of all securities sold short would exceed 50% of the Fund’s net assets
• The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy

Exchange Traded Funds (ETFs) and other investment companies
•  If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss

•  Investments in other investment companies help to manage smaller cash flows
• Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•  Generally, a Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)
• Exemptive orders granted to various iShares funds (which are ETFs), other ETFs, and their investment advisers by the Securities and Exchange Commission (SEC) permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

76   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments
•  Currency exchange rate movements could reduce gains or create losses
• A Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•  Favorable exchange rate movements could generate gains or reduce losses
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

•  The Funds anticipate that total foreign investments will not exceed 20% of total assets
• The Funds actively manage the currency exposure of their foreign investments relative to their benchmarks, and may hedge back into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

Master Limited Partnerships (MLPs)

•  Holders of MLP units have limited control and voting rights, similar to those of a limited partner
• An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns
• MLPs may, for tax purposes, affect the character of the gain and loss realized by a Fund and affect the holding period of a Fund’s assets

•  MLPs can offer attractive returns
• MLPs may offer more attractive yields or potential growth than comparable equity securities
• MLPs offer attractive potential performance and opportunities for diversification

•  The Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company
• The Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Real Estate Investment Trusts (REITs)[1]

•  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests
• The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties
• REITs may be more volatile and/or more illiquid than other types of equity securities
• If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

•  A Fund can gain exposure to an additional asset class in order to further diversify its assets
• A Fund may receive current income from its REIT investments
• If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•  A Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs.
• Unless investing in REITs is described in the “What are the Fund’s main investment strategies?” section, a Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets.

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

NOVEMBER 1, 2009   77

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending
•  When a Fund[1] lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Funds may enhance income through the investment of the collateral received from the borrower
•  The adviser maintains a list of approved borrowers
• The Funds receive collateral equal to at least 100% of the current value of the securities loaned
• The lending agents indemnify the Funds against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• Each Fund could have difficulty valuing these holdings precisely • Each Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
•  No Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, each Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading
•  Increased trading would raise a Fund’s transaction costs
• Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce a Fund’s returns
	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a stock is overvalued and its value later falls	• The Funds generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

1	The Strategic Small Cap Value, U.S. Large Cap Core Plus and U.S. Large Cap Value Plus Funds do not engage in securities lending.

78   J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

U.S. government and agency securities
•  The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls
• Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers
• Government agency issued mortgage-backed securities (securities representing an interest in, or secured by, a pool of mortgages) involve risk of loss due to payments that occur earlier or later than expected

•  Most bonds will rise in value when interest rates fall
• Government and agency securities have generally outperformed money market instruments over the long-term with less risk than stocks or debt securities of lower quality issuers
• Mortgage-backed securities can offer attractive returns

•  The Funds seek to limit risk and enhance performance through active management
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities

When-issued and delayed delivery securities
• When a Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Funds can take advantage of attractive transaction opportunities	• The Funds segregate or earmark liquid assets to offset leverage risks

NOVEMBER 1, 2009   79

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the life of the class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Growth Advantage Fund
Class R5
January 8, 2009 (e), through June 30, 2009	$5.37	$—	(g)(h)	$0.56	$0.56	$—	$—	$—

Intrepid America Fund
Class R2
November 3, 2008 (e) through June 30, 2009	17.58	0.13	(g)	(0.62)	(0.49)	(0.20)	(0.60)	(0.80)

Class R5
Year Ended June 30, 2009	24.46	0.30	(g)	(7.48)	(7.18)	(0.21)	(0.60)	(0.81)
Year Ended June 30, 2008	29.81	0.31	(g)	(4.11)	(3.80)	(0.36)	(1.19)	(1.55)
Year Ended June 30, 2007	25.34	0.30	(g)	4.53	4.83	(0.30)	(0.06)	(0.36)
May 15, 2006 (e) to June 30, 2006 (f)	25.58	0.05	(g)	(0.29)	(0.24)	—	—	—

Intrepid Growth Fund
Class R2
November 3, 2008 (e) through June 30, 2009	15.84	0.08	(g)	(0.09)	(0.01)	(0.18)	—	(0.18)

Class R5
Year Ended June 30, 2009	22.15	0.16	(g)	(6.28)	(6.12)	(0.20)	—	(0.20)
Year Ended June 30, 2008	24.63	0.12		(2.09)	(1.97)	(0.12)	(0.39)	(0.51)
Year Ended June 30, 2007	20.89	0.16	(g)	3.69	3.85	(0.11)	—	(0.11)
May 15, 2006 (e) to June 30, 2006 (f)	21.23	0.02	(g)	(0.36)	(0.34)	—	—	—

Intrepid Value Fund
Class R2
November 3, 2008 (e) through June 30, 2009	18.03	0.21	(g)	(1.53)	(1.32)	(0.25)	—	(0.25)

Class R5
Year Ended June 30, 2009	23.54	0.45	(g)	(7.02)	(6.57)	(0.44)	—	(0.44)
Year Ended June 30, 2008	29.26	0.46	(g)	(5.47)	(5.01)	(0.47)	(0.24)	(0.71)
Year Ended June 30, 2007	24.82	0.48	(g)	4.64	5.12	(0.39)	(0.29)	(0.68)
May 15, 2006 (e) to June 30, 2006 (f)	24.84	0.05	(g)	0.01	0.06	(0.08)	—	(0.08)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01, if applicable, or unless otherwise noted.

(e)	Commencement of offering of class of shares.

(f)	The Fund changed its fiscal year end from December 31 to June 30.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

80   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$5.93	10.43%	$46,312	0.90%	(0.08)%	1.06%	119%

16.29	(2.49)	49	1.50	1.30	1.59	125

16.47	(29.11)	84,934	0.80	1.73	0.87	125
24.46	(13.23)	128,967	0.80	1.15	0.84	89
29.81	19.15	89,464	0.80	1.06	0.83	81
25.34	(0.94)	13,414	0.80	1.36	0.84	47

15.65	0.07	50	1.50	0.80	1.68	121

15.83	(27.55)	74,460	0.80	0.99	0.92	121
22.15	(8.15)	154,884	0.80	0.52	0.85	130
24.63	18.46	132,234	0.80	0.68	0.85	130
20.89	(1.60)	9,752	0.80	0.94	0.88	73

16.46	(7.15)	46	1.50	2.02	1.87	107

16.53	(27.87)	7,933	0.80	2.50	1.10	107
23.54	(17.34)	11,733	0.80	1.68	0.94	78
29.26	20.81	41,768	0.80	1.67	0.96	59
24.82	0.23	15	0.80	1.73	1.22	53

NOVEMBER 1, 2009   81

Financial Highlights (continued)

							Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Large Cap Growth Fund
Class R2
November 3, 2008 (e) through June 30, 2009	$13.68	$0.01	(f)	$(0.31	)(g)	$(0.30)	$(0.01)	$—	$—

Class R5
April 14, 2009 (e) through June 30, 2009	12.47	0.01	(f)	0.81		0.82	(0.01)	—	—

Large Cap Value Fund
Class R2
November 3, 2008 (e) through June 30, 2009	8.10	0.11	(f)(h)	0.02	(h)	0.13	(0.15)	—	(0.15)

Class R5
Year Ended June 30, 2009	10.52	0.25	(f)(h)	(2.54	)(h)	(2.29)	(0.22)	—	(0.22)
Year Ended June 30, 2008	18.37	0.27	(f)	(3.91)		(3.64)	(0.24)	(3.97)	(4.21)
Year Ended June 30, 2007	16.41	0.30	(f)	3.50		3.80	(0.31)	(1.53)	(1.84)
May 15, 2006 (e) to June 30, 2006	16.65	0.04	(f)	(0.19)		(0.15)	(0.09)	—	(0.09)

Market Expansion Index Fund
Class R2
November 3, 2008 (e) through June 30, 2009	7.32	0.04	(f)	(0.11)		(0.07)	(0.06)	(0.32)	(0.38)

Mid Cap Growth Fund
Class R2
June 19, 2009 (e) through June 30, 2009	14.56	—	(f)(j)	—	(j)	— (j)	—	—	—

Mid Cap Value Fund
Class R2
November 3, 2008 (e) through June 30, 2009	16.34	0.20	(f)	(0.30)		(0.10)	(0.49)	(0.69)	(1.18)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable, or unless otherwise noted.

(e)	Commencement of offering of class of shares.

(f)	Calculated based upon average shares outstanding.

(g)	Includes a gain resulting from a litigation payment on a security owned in a prior year. Without this gain, the total return would have been (2.74)% and the net realized and unrealized gains (losses) on investments per share would have been $(0.38).

(h)	Includes gains resulting from litigation payments on securities owned in a prior year. Without these gains, the total return would have been 1.07% and (22.27)%, the net investment income (loss) per share would have been $0.09 and $0.23, and the net realized and unrealized gains (losses) on investments per share would have been $(0.03) and $(2.59) and the net investment income (loss) ratio would have been 1.87% and 2.76% for Class R2 and Class R5 Shares, respectively.

(i)	Includes a gain incurred from a payment by affiliate. The effect is less than 0.01% on total return.

(j)	Amount rounds to less than $0.01.

82   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$13.37	(2.16	)%(g)	$49	1.49%	0.16%		1.80%	124%

13.28	6.56		53	0.79	0.19		1.17	124

8.08	1.95	(h)	51	1.46	2.29	(h)	1.47	108

8.01	(21.58	)(h)	57	0.70	3.04	(h)	0.70	108
10.52	(23.36	)(i)	30,165	0.64	1.87		0.64	93
18.37	24.04		37,350	0.62	1.70		0.62	77
16.41	(0.92)		9,729	0.64	2.12		0.74	72

6.87	(0.31)		50	1.07	1.06		1.30	70

14.56	0.00		83	1.22	(0.31)		1.94	96

15.06	(0.24)		294	1.50	2.12		1.69	47

NOVEMBER 1, 2009   83

Financial Highlights (continued)

							Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Small Cap Equity Fund
Class R2
November 3, 2008 (e) through June 30, 2009	$20.98	$(0.06	)(f)	$2.63		$2.57	$(0.07)	$—	$(0.07)

Class R5
Year Ended June 30, 2009	29.72	0.09	(f)	(4.12)		(4.03)	(0.09)	—	(0.09)
Year Ended June 30, 2008	35.75	0.21	(f)	(4.21)		(4.00)	(0.27)	(1.76)	(2.03)
Year Ended June 30, 2007	30.38	0.32	(f)	6.45		6.77	(0.12)	(1.28)	(1.40)
May 15, 2006 (e) to June 30, 2006	31.21	0.05	(f)	(0.88)		(0.83)	—	—	—

Small Cap Growth Fund
Class R2
November 3, 2008 (e) through June 30, 2009	6.28	(0.03	)(f)	0.54		0.51	—	—	—

Small Cap Value Fund
Class R2
November 3, 2008 (e) through June 30, 2009	13.84	0.10	(f)	(1.29)		(1.19)	(0.17)	(1.03)	(1.20)

Class R5
Year Ended June 30, 2009	18.08	0.22	(f)	(5.09	)(g)	(4.87)	(0.24)	(1.03)	(1.27)
Year Ended June 30, 2008	25.32	0.24	(f)	(4.75)		(4.51)	(0.22)	(2.51)	(2.73)
Year Ended June 30, 2007	24.54	0.20	(f)	3.80		4.00	(0.22)	(3.00)	(3.22)
May 15, 2006 (e) to June 30, 2006	24.98	0.08	(f)	(0.46)		(0.38)	(0.06)	—	(0.06)

Strategic Small Cap Value Fund
Class R5
Year Ended June 30, 2009	12.63	0.06	(f)	(3.22)		(3.16)	(0.08)	(0.07)	(0.15)
July 31, 2007 (e) through June 30, 2008	16.49	0.07	(f)	(3.37)		(3.30)	—	(0.56)	(0.56)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable, or unless otherwise noted.

(e)	Commencement of offering of class of shares.

(f)	Calculated based upon average shares outstanding.

(g)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the total return or the net realized and unrealized gains (losses) on investments per share.

(h)	Includes a gain incurred from a payment by affiliate. The effect is less than 0.01% on total return.

84   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$23.48	12.30%		$1,461	1.55%	(0.39)%	1.75%	45%

25.60	(13.50)		86,024	0.80	0.38	0.99	45
29.72	(11.35)		73,737	0.76	0.68	0.96	52
35.75	22.84		16,692	0.65	0.95	0.94	26
30.38	(2.66)		4,297	0.65	1.21	0.90	21

6.79	8.12		54	1.50	(0.72)	1.93	83

11.45	(8.17)		59	1.50	1.34	1.91	33

11.94	26.63	(g)	13,342	0.91	1.74	1.14	33
18.08	(18.17	)(h)	10,077	0.91	1.17	0.96	35
25.32	17.10		11,270	0.89	0.81	0.91	38
24.54	(1.51)		3,087	0.91	2.71	0.91	45

9.32	(24.88)		56	1.15	0.55	2.53	168
12.63	(20.41)		7,048	1.15	0.57	2.91	109

NOVEMBER 1, 2009   85

Financial Highlights (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
U.S. Equity Fund
Class R2
November 3, 2008 (f) through June 30, 2009	$7.36	$0.07	(i)	$0.04	$0.11	$(0.07)	$(0.05)	$(0.12)

Class R5
Year Ended June 30, 2009	9.55	0.16	(i)	(2.17)	(2.01)	(0.13)	(0.05)	(0.18)
Year Ended June 30, 2008	12.35	0.15	(i)	(1.25)	(1.10)	(0.14)	(1.56)	(1.70)
Year Ended June 30, 2007	11.27	0.16	(i)	2.46	2.62	(0.15)	(1.39)	(1.54)
May 15, 2006 (f) to June 30, 2006	11.48	0.02	(i)	(0.19)	(0.17)	(0.04)	—	(0.04)

U.S. Large Cap Core Plus Fund
Class R2
November 3, 2008 (f) through June 30, 2009	14.29	0.08	(i)	0.39	0.47	(0.20)	—	(0.20)

Class R5
Year Ended June 30, 2009	18.68	0.21	(i)	(3.96)	(3.75)	(0.21)	—	(0.21)
Year Ended June 30, 2008	21.03	0.20		(1.79)	(1.59)	(0.10)	(0.66)	(0.76)
Year Ended June 30, 2007	16.50	0.21	(i)	4.54	4.75	(0.08)	(0.14)	(0.22)
November 1, 2005 (h) to June 30, 2006 (g)	16.68	0.02	(i)	(0.20)	(0.18)	—	—	—

U.S. Large Cap Value Plus Fund
Class R5
Year Ended June 30, 2009	12.23	0.22	(i)	(2.74)	(2.52)	(0.13)	—	(0.13)
November 30, 2007 (h) through June 30, 2008	15.00	0.15		(2.88)	(2.73)	(0.04)	—	(0.04)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable, or unless otherwise noted.

(e)	Commencing June 30, 2009, the Fund will present portfolio turnovers in two ways, one including short sales and the other excluding short sales. For periods prior to June 30, 2009, the Fund’s portfolio turnover calculation excluded short sales.

(f)	Commencement of offering of class of shares.

(g)	The fund changed its fiscal year end from October 31 to June 30.

(h)	Commencement of operations.

(i)	Calculated based upon average shares outstanding.

(j)	Includes a gain incurred from a payment by affiliate. The effect is less than 0.01% on total return.

(k)	Includes interest expense of 0.07%.

(l)	Includes interest expense of 0.39%.

86   J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (including dividend expenses for securities sold short) (d)		Net expenses (excluding dividend expenses for securities sold short) (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend expenses for securities sold short)		Expenses without waivers, reimbursements and earnings credits (excluding dividend expenses for securities sold short)		Portfolio turnover rate (excluding short sales) (b)(e)	Portfolio turnover rate (including short sales) (b)(e)

$7.35	1.70%	$51	1.30%		1.30%		1.47%	1.39%		1.39%		101%	—%

7.36	(20.91)	596	0.59		0.59		2.08	0.65		0.65		101	—
9.55	10.16 (j)	96,194	0.59		0.59		1.42	0.62		0.62		103	—
12.35	24.66	43,851	0.59		0.59		1.31	0.65		0.65		112	—
11.27	(1.47)	4,585	0.59		0.59		1.25	0.73		0.73		85	—

14.56	3.48	139	2.06		1.65		0.90	2.44		2.02		116	153

14.72	(19.89)	88,636	1.32		0.90		1.45	1.70		1.29		116	153
18.68	(7.90)	57,411	1.12		0.80		1.12	1.51		1.19		124	—
21.03	28.94	44,397	1.21		0.80		1.07	1.70		1.29		138	—
16.50	(1.08)	8,661	1.30		0.80		1.18	2.44		1.94		92	—

9.58	(20.51)	16	1.19	(k)	0.87	(k)	2.31	5.89	(k)	5.57	(k)	93	161

12.23	(18.22)	20	1.70	(l)	1.19	(l)	1.86	13.36	(l)	12.85	(l)	57	—

NOVEMBER 1, 2009   87

Legal Proceedings and Additional Fee and Expense Information

LEGAL PROCEEDINGS AND ADDITIONAL FEE AND EXPENSE INFORMATION
AFFECTING THE JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS

The Mid Cap Value Fund and the U.S. Equity Fund acquired the assets and liabilities of a series of One Group Mutual Funds (now known as JPMT II). The following disclosure is applicable to any JPMT II Fund or those Funds that acquired the assets and liabilities of a series of One Group Mutual Funds.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, Banc One Investment Advisors Corporation (“BOIA”), now known as JPMorgan Investment Advisors Inc., entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPMorgan Trust II) in the aggregate amount of approximately $8 million annually (based on assets under management as of June 30, 2004) over a five-year period commencing September 27, 2004 through September 27, 2009.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former Trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

The foregoing speaks only as of the date of this prospectus. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Annual and Cumulative Expense Examples

The following information is provided with respect to the Funds which are series of JPMorgan Trust II and which were former series of One Group Mutual Funds. The settlement agreement with the NYAG requires BOIA to establish reduced “net management fee rates” for certain Funds (“Reduced Rate Funds”). JPMorgan Large Cap Value Fund, (a series of JPMT II) and JPMorgan U.S. Equity Fund (the successor by merger to the One Group Diversified Equity Fund and a series of JPMT I) were subject to a Reduced Rate. “Net Management Fee Rates” means the percentage fee rates specified in contracts between BOIA and its affiliates and the Reduced Rate Funds, less waivers and reimbursements by BOIA and its affiliates, in effect as of June 30, 2004. The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Reduced Rate Funds on the Net Management Fee Rates as of June 30, 2004. To the extent that BOIA and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.” The Reduced Rates on various classes of the Reduced Rate Funds were implemented on September 27, 2004 and remained in place through September 27, 2009. Thus, the Reduced Rates are no longer in effect.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM or JPMIA that provide services to the Funds and other fees and expenses of the Funds.

88   J.P. MORGAN U.S. EQUITY FUNDS

The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements to achieve any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM, JPMIA and/or their affiliates, as applicable.

	Class	Net Expense Ratio %	Gross Expense Ratio %
Large Cap Growth Fund	Class R2	1.49	1.80
	Class R5	0.79	0.99

Large Cap Value Fund	Class R2	1.47	1.47
	Class R5	0.70	0.70

Market Expansion Index Fund	Class R2	1.08	1.31

Mid Cap Growth Fund	Class R2	1.40	1.81

Mid Cap Value Fund	Class R2	1.51	1.70

Small Cap Growth Fund	Class R2	1.51	1.94

Small Cap Value Fund	Class R2	1.51	1.92
	Class R5	0.92	1.15

U.S. Equity Fund	Class R2	1.31	1.40
	Class R5	0.60	0.66

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 11/1/09, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM, JPMIA and/or its affiliates; and the Gross Expense Ratios thereafter.

NOVEMBER 1, 2009   89

Legal Proceedings and Additional Fee and Expense Information (continued)

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year. “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended October 31 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

JPMorgan Large Cap Growth Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$152	5.00%	3.51%	3.51%
October 31, 2011	189	10.25	6.82	3.20
October 31, 2012	195	15.76	10.24	3.20
October 31, 2013	202	21.55	13.77	3.20
October 31, 2014	208	27.63	17.41	3.20
October 31, 2015	215	34.01	21.17	3.20
October 31, 2016	222	40.71	25.04	3.20
October 31, 2017	229	47.75	29.04	3.20
October 31, 2018	236	55.13	33.17	3.20
October 31, 2019	244	62.89	37.44	3.20

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$81	5.00%	4.21%	4.21%
October 31, 2011	105	10.25	8.39	4.01
October 31, 2012	109	15.76	12.74	4.01
October 31, 2013	114	21.55	17.26	4.01
October 31, 2014	118	27.63	21.96	4.01
October 31, 2015	123	34.01	26.85	4.01
October 31, 2016	128	40.71	31.93	4.01
October 31, 2017	133	47.75	37.23	4.01
October 31, 2018	139	55.13	42.73	4.01
October 31, 2019	144	62.89	48.45	4.01

90   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Value Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$150	5.00%	3.53%	3.53%
October 31, 2011	155	10.25	7.18	3.53
October 31, 2012	160	15.76	10.97	3.53
October 31, 2013	166	21.55	14.89	3.53
October 31, 2014	172	27.63	18.94	3.53
October 31, 2015	178	34.01	23.14	3.53
October 31, 2016	184	40.71	27.49	3.53
October 31, 2017	191	47.75	31.99	3.53
October 31, 2018	197	55.13	36.65	3.53
October 31, 2019	204	62.89	41.47	3.53

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$72	5.00%	4.30%	4.30%
October 31, 2011	75	10.25	8.78	4.30
October 31, 2012	78	15.76	13.46	4.30
October 31, 2013	81	21.55	18.34	4.30
October 31, 2014	85	27.63	23.43	4.30
October 31, 2015	88	34.01	28.74	4.30
October 31, 2016	92	40.71	34.27	4.30
October 31, 2017	96	47.75	40.05	4.30
October 31, 2018	100	55.13	46.07	4.30
October 31, 2019	104	62.89	52.35	4.30

JPMorgan Market Expansion Index Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$110	5.00%	3.92%	3.92%
October 31, 2011	139	10.25	7.75	3.69
October 31, 2012	144	15.76	11.73	3.69
October 31, 2013	149	21.55	15.85	3.69
October 31, 2014	155	27.63	20.13	3.69
October 31, 2015	160	34.01	24.56	3.69
October 31, 2016	166	40.71	29.16	3.69
October 31, 2017	172	47.75	33.92	3.69
October 31, 2018	179	55.13	38.87	3.69
October 31, 2019	185	62.89	43.99	3.69

NOVEMBER 1, 2009   91

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan Mid Cap Growth Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$143	5.00%	3.60%	3.60%
October 31, 2011	191	10.25	6.90	3.19
October 31, 2012	197	15.76	10.32	3.19
October 31, 2013	203	21.55	13.83	3.19
October 31, 2014	209	27.63	17.47	3.19
October 31, 2015	216	34.01	21.21	3.19
October 31, 2016	223	40.71	25.08	3.19
October 31, 2017	230	47.75	29.07	3.19
October 31, 2018	237	55.13	33.19	3.19
October 31, 2019	245	62.89	37.44	3.19

JPMorgan Mid Cap Value Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$154	5.00%	3.49%	3.49%
October 31, 2011	179	10.25	6.91	3.30
October 31, 2012	185	15.76	10.43	3.30
October 31, 2013	191	21.55	14.08	3.30
October 31, 2014	197	27.63	17.84	3.30
October 31, 2015	204	34.01	21.73	3.30
October 31, 2016	210	40.71	25.75	3.30
October 31, 2017	217	47.75	29.90	3.30
October 31, 2018	224	55.13	34.18	3.30
October 31, 2019	232	62.89	38.61	3.30

JPMorgan Small Cap Growth Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$154	5.00%	3.49%	3.49%
October 31, 2011	204	10.25	6.66	3.06
October 31, 2012	210	15.76	9.92	3.06
October 31, 2013	217	21.55	13.28	3.06
October 31, 2014	223	27.63	16.75	3.06
October 31, 2015	230	34.01	20.32	3.06
October 31, 2016	237	40.71	24.01	3.06
October 31, 2017	244	47.75	27.80	3.06
October 31, 2018	252	55.13	31.71	3.06
October 31, 2019	259	62.89	35.74	3.06

92   J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Small Cap Value Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$154	5.00%	3.49%	3.49%
October 31, 2011	202	10.25	6.68	3.08
October 31, 2012	208	15.76	9.96	3.08
October 31, 2013	214	21.55	13.35	3.08
October 31, 2014	221	27.63	16.84	3.08
October 31, 2015	228	34.01	20.44	3.08
October 31, 2016	235	40.71	24.15	3.08
October 31, 2017	242	47.75	27.97	3.08
October 31, 2018	249	55.13	31.91	3.08
October 31, 2019	257	62.89	35.98	3.08

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$94	5.00%	4.08%	4.08%
October 31, 2011	122	10.25	8.09	3.85
October 31, 2012	127	15.76	12.25	3.85
October 31, 2013	132	21.55	16.57	3.85
October 31, 2014	137	27.63	21.06	3.85
October 31, 2015	142	34.01	25.72	3.85
October 31, 2016	147	40.71	30.56	3.85
October 31, 2017	153	47.75	35.59	3.85
October 31, 2018	159	55.13	40.81	3.85
October 31, 2019	165	62.89	46.23	3.85

NOVEMBER 1, 2009   93

Legal Proceedings and Additional Fee and Expense Information (continued)

JPMorgan U.S. Equity Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$133	5.00%	3.69%	3.69%
October 31, 2011	$148	10.25	7.42	3.60
October 31, 2012	$153	15.76	11.29	3.60
October 31, 2013	$159	21.55	15.30	3.60
October 31, 2014	$164	27.63	19.45	3.60
October 31, 2015	$170	34.01	23.75	3.60
October 31, 2016	$176	40.71	28.20	3.60
October 31, 2017	$183	47.75	32.82	3.60
October 31, 2018	$189	55.13	37.60	3.60
October 31, 2019	$196	62.89	42.55	3.60

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2010	$61	5.00%	4.40%	4.40%
October 31, 2011	$70	10.25	8.93	4.34
October 31, 2012	$73	15.76	13.66	4.34
October 31, 2013	$77	21.55	18.59	4.34
October 31, 2014	$80	27.63	23.74	4.34
October 31, 2015	$83	34.01	29.11	4.34
October 31, 2016	$87	40.71	34.71	4.34
October 31, 2017	$91	47.75	40.56	4.34
October 31, 2018	$95	55.13	46.66	4.34
October 31, 2019	$99	62.89	53.02	4.34

94   J.P. MORGAN U.S. EQUITY FUNDS

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAIs contain more detailed information about the Funds and their policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAIs. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-1520
1-202-551-8090
Email: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Investment Company Act File No. for each of the Funds except Growth Advantage Fund, Large Cap Growth Fund, Large Cap Value Fund, Market Expansion Index Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund and Small Cap Value Fund is 811-21295.

Investment Company Act File No. for Large Cap Growth Fund, Large Cap Value Fund, Market Expansion Index Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Value Fund is 811-4236.

Investment Company Act File No. for Growth Advantage Fund is 811-5526.

Investment Company Act File No. for Mid Cap Value Fund is 811-8189.

©JPMorgan Chase & Co., 2009    All rights reserved. November 2009.

PR-EQR2R5-1109